As filed with the Securities and Exchange Commission on October 29, 1996

                                                      Registration Nos. 33-34841
                                                                        811-6011

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-1A


             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Post-Effective Amendment No. 40
                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 41


                              THE MONTGOMERY FUNDS
             (Exact Name of Registrant as Specified in its Charter)

                              101 California Street
                         San Francisco, California 94111
                     (Address of Principal Executive Office)

                                 1-800-572-3863
              (Registrant's Telephone Number, Including Area Code)

                                  JACK G. LEVIN
                              600 Montgomery Street
                         San Francisco, California 94111
                     (Name and Address of Agent for Service)

                            -------------------------

             It is proposed that this filing will become effective:


             / /     immediately upon filing pursuant to Rule 485(b)
             /X/     on November 12, 1996 pursuant to Rule 485(b)
             / /     60 days after  filing  pursuant to Rule  485(a)(1)
             / /     75 days  after  filing  pursuant  to Rule  485(a)(2)
             / /     on  ________________ pursuant to Rule 485(a)


         Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Registrant has registered an indefinite number of securities under the Securities Act of 1933. The Rule 24f-2 Notice for the Registrant's fiscal year ended June 30, 1996 was filed on August 28, 1996.

                                   ----------

                     Please Send Copy of Communications to:

                               JULIE ALLECTA, ESQ.
                              DAVID A. HEARTH, ESQ.
                        Heller, Ehrman, White & McAuliffe
                                 333 Bush Street
                         San Francisco, California 94104
                                 (415) 772-6000

          Total number of pages _____. Exhibit Index appears at _____.

                              THE MONTGOMERY FUNDS

                      CONTENTS OF POST-EFFECTIVE AMENDMENT

This post-effective amendment to the registration statement of the Registrant contains the following documents*:

         Facing Sheet

         Contents of Post-Effective Amendment


         Cross-Reference Sheet for shares of Class P Shares of Montogmery Growth
                  Fund, Montgomery Equity Income Fund, Montgomery Small Cap Opportunities Fund, Montgomery International Growth Fund, Montgomery International Small Cap Fund, Montgomery Emerging Markets Fund, Montgomery Asset Allocation Fund, Montgomery Select 50 Fund, Montgomery Short Government Bond Fund and Montgomery Government Reserve Fund

         Part A - Combined Prospectus for Class P Shares of Montgomery Growth Fund, Montgomery Equity Income Fund, Montgomery Small Cap Opportunities Fund, Montgomery International Growth Fund, Montgomery International Small Cap Fund, Montgomery Emerging Markets Fund, Montgomery Asset Allocation Fund, Montgomery Select 50 Fund, Montgomery Short Government Bond Fund and Montgomery Government Reserve Fund

         Part A - Combined Prospectus for Class P Shares of Montgomery Equity Income Fund, Montgomery Small Cap Fund and Montgomery Emerging Markets Fund


         Part C - Other Information

         Signature Page

         Exhibit


--------
** This Amendment does not relate to the following documents: prospectuses for the Class R shares and Class L shares for Montgomery Growth Fund, Montgomery Equity Income Fund, Montgomery Small Cap Fund, Montgomery
         Small Cap Opportunities Fund, Montgomery Micro Cap Fund, Montgomery Global Opportunities Fund, Montgomery Global Communications Fund, Montgomery International Small Cap Fund, Montgomery International Growth Fund, Montgomery Emerging Markets Fund, Montgomery Emerging Asia Fund, Montgomery Select 50 Fund, Montgomery Short Government Bond Fund, Montgomery Government Reserve Fund, Montgomery Federal Tax-Free Money Fund, Montgomery California Tax-Free Intermediate Bond Fund and
         Montgomery California Tax-Free Money Fund; the prospectus for Montgomery Advisors Emerging Markets Fund; prospectuses for the Class R shares, Class P shares and Class L shares for Montgomery Growth and Income Fund; all prospectuses and the statement of additional information for Montgomery Technology Fund and Montgomery Global Asset Allocation Fund.

                              THE MONTGOMERY FUNDS

                              CROSS REFERENCE SHEET

                                    FORM N-1A

                   Part A: Information Required in Prospectus
                              (For Each Prospectus)


                                   Location in the
N-1A                               Registration Statement
Item No. Item                      by Heading

1.       Cover Page                Cover Page


2.       Synopsis                  "Montgomery Funds"
                                   "Fees and Expenses of the  Funds"

3.       Condensed Financial       "Financial Highlights"

4.       General Description       Cover Page, "  Montgomery Funds"
         of Registrant             "The Funds' Investment Objectives and
                                   Policies," "Portfolio Securities," "Other
                                   Investment Practices," "Risk Considerations" and "General Information"

5.       Management of             "The  Funds' Investment   Objectives and
         the Fund                  Policies," "Management of the  Funds" and
                                   "How to Invest in the  Funds"

5A.      Management's Discussion   Not Applicable (contained in the  Funds'
         of Fund Performance       Annual Report)

6.       Capital Stock and         "Montgomery Funds,"
         Other Securities          "Dividends and Distributions,"
                                   "Taxation" and "General Information"

7.       Purchase of Securities    "How to Invest in the   Funds,"
         Being Offered             "How Net Asset Value is Determined,"
                                   "General Information" and
                                   "Backup Withholding Instructions"

8.       Redemption or             "How to Redeem an Investment in the  Funds"
         Repurchase                 and "General Information"

9.       Pending Legal             Not Applicable
         Proceedings

      ---------------------------------------------------------------------

                                     PART A


                     COMBINED PROSPECTUS FOR CLASS P SHARES

                             Montgomery Growth Fund
                          Montgomery Equity Income Fund
                     Montgomery Small Cap Opportunities Fund
                      Montgomery International Growth Fund
                     Montgomery International Small Cap Fund
                        Montgomery Emerging Markets Fund
                        Montgomery Asset Allocation Fund
                            Montgomery Select 50 Fund
                      Montgomery Short Government Bond Fund
                       Montgomery Government Reserve Fund


      ---------------------------------------------------------------------

The Montgomery Funds
101 California Street
San Francisco, California 94111
(800) 572-FUND

Prospectus
November 12, 1996


The following ten mutual funds (the "Funds") are offered in this Prospectus:



          o Montgomery Growth Fund
          o Montgomery Equity Income Fund
          o Montgomery Small Cap Opportunities Fund
          o Montgomery International Growth Fund
          o Montgomery International Small Cap Fund
          o Montgomery Emerging Markets Fund
          o Montgomery Asset Allocation Fund
          o Montgomery Select 50 Fund
          o Montgomery Short Government Bond Fund
          o Montgomery Government Reserve Fund

Each Fund's shares offered in this Prospectus (the Class P shares) are sold only through financial intermediaries and financial professionals at net asset value with no sales load, no commissions, and no exchange fees. The Class P shares are subject to a Rule 12b-1 distribution fee as described in this prospectus. The minimum initial investment in each Fund is $1,000 and subsequent investments must be at least $100. The Manager or the Distributor may waive these minimums. See "How to Invest in the Funds."

Each Fund is a separate series of either The Montgomery Funds or The Montgomery Funds II, both open-end management investment companies, and managed by Montgomery Asset Management, L.P. (the "Manager"), an affiliate of Montgomery Securities (the "Distributor"). Each Fund has its own investment objective and policies designed to meet different investment goals. As with all mutual funds, attainment of each Fund's investment objective cannot be assured.

Please read this Prospectus before investing and retain it for future reference. A Statement of Additional Information dated November 12, 1996, as may be revised, has been filed with the Securities and Exchange Commission, is incorporated by this reference and is available without charge by calling (800) 572-FUND. If you are viewing the electronic version of this prospectus through an on-line computer service, you may request a printed version free of charge by calling (800) 572-FUND.

The Internet address for The Montgomery Funds is www.xperts.montgomery.com/1.


AN INVESTMENT IN THE FUNDS IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE CAN BE NO ASSURANCE THAT MONTGOMERY GOVERNMENT RESERVE FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS
-----------------------------------------------------

      The Montgomery Funds                                                   3

      Fees and Expenses of the Funds                                         4

      Financial Highlights                                                   6

      The Funds' Investment Objectives and Policies                          9

      Portfolio Securities                                                  13

      Other Investment Practices                                            16

      Risk Considerations                                                   18

      Management of the Funds                                               19

      How To Contact The Funds                                              24

      How To Invest in the Funds                                            24

      How To Redeem an Investment in the Funds                              27

      Exchange Privileges and Restrictions                                  29

      How Net Asset Value is Determined                                     30

      Dividends and Distributions                                           31

      Taxation                                                              32

      General Information                                                   32

      Backup Withholding                                                    34

                              The Montgomery Funds

The  Funds'  investment   objectives  are  summarized  below.  See  "The  Funds'
Investment Objectives and Policies" beginning on page 9, "Portfolio  Securities"
beginning  on page 13,  "Other  Investment  Practices"  beginning on page 16 and
"Risk Considerations" beginning on page 18 for more detailed information.

                                                       The Equity Funds
-----------------------------------------------------------        --------------------------------------------------------
Montgomery Growth Fund                                             Montgomery Equity Income Fund
Seeks capital appreciation by investing primarily in               Seeks current income and capital appreciation by
equity securities, usually common stocks, of domestic              investing primarily in income-producing equity
companies of all sizes and emphasizes companies having             securities of domestic companies, with the goal to
market capitalizations of $1 billion or more.                      provide significantly greater yield than the average
                                                                   yield offered by the stocks of the S&P 500 and a low
                                                                   level of price volatility.
-----------------------------------------------------------        --------------------------------------------------------

-----------------------------------------------------------        --------------------------------------------------------
Montgomery Emerging Markets Fund                                   Montgomery Small Cap Opportunities Fund
Seeks capital appreciation by investing primarily in               Seeks capital appreciation by investing primarily in
equity securities of companies in countries having                 equity securities, usually common stocks, of small-
economies and markets generally considered by the                  capitalization domestic companies, which the Fund
World Bank or the United Nations to be emerging or                 currently considers to be companies having total
developing.                                                        market capitalizations of less than $1 billion.
-----------------------------------------------------------        --------------------------------------------------------

-----------------------------------------------------------        --------------------------------------------------------
Montgomery International Growth Fund                               Montgomery International Small Cap Fund
Seeks capital appreciation by investing primarily in               Seeks capital appreciation by investing primarily in
equity securities of companies outside the United States           equity securities of companies outside the U.S. having
having total market capitalizations over $1 billion,               total market capitalizations of less than $1 billion,
sound fundamental values and potential for long-term               sound fundamental values and potential for long-term
growth at a reasonable price.                                      growth at a reasonable price.
-----------------------------------------------------------        --------------------------------------------------------

                                                   The Multi-Strategy Funds

-----------------------------------------------------------        --------------------------------------------------------
Montgomery Select 50 Fund                                          Montgomery Asset Allocation Fund
Seeks capital appreciation by investing primarily in at            Seeks high total return, while also seeking to reduce
least 50 different equity securities of companies of all           risk, through a strategic or active allocation of assets
sizes throughout the world.  Each of the Manager's five            among domestic stocks, fixed-income securities and
equity discipline management teams selects 10 equity               cash or cash equivalents.
securities based on the potential for capital appreciation.
-----------------------------------------------------------        --------------------------------------------------------

                                                   The Fixed Income Funds

-----------------------------------------------------------        --------------------------------------------------------
Montgomery Short Government Bond Fund                              Montgomery Government Reserve Fund
Seeks maximum total return consistent with preservation            Seeks current income consistent with liquidity and
of capital and prudent investment management by                    preservation of capital by investing exclusively in
investing primarily in U.S. government securities and, to          U.S. government securities, repurchase agreements
manage interest rate risk, maintains an average portfolio          for U.S. government securities and other money
effective duration comparable to or less than three-year           market funds investing exclusively in U.S.
U.S. Treasury notes.  It targets higher yields than money          government securities and such repurchase
market funds generally with less fluctuation in the value          agreements.  It seeks to maintain a stable net asset
of its shares than long-term bond funds.  This Fund does           value of $1.00 per share.
not maintain a stable net asset value of $1.00 per share.
-----------------------------------------------------------        --------------------------------------------------------

The Funds offer other classes of shares to eligible investors. The other classes of shares may have different fees and expenses that may affect performance. For information concerning the other classes of shares not offered in this Prospectus, call The Montgomery Funds at (800) 572-FUND or contact sales representatives or financial intermediaries who offer those classes.

                                        3

                         Fees And Expenses Of The Funds


Shareholder Transaction Expenses

An investor would pay the following charges when buying or redeeming shares of a
Fund:

Maximum Sales Load     Maximum Sales Load Imposed
Imposed on Purchases    on Reinvested Dividends     Deferred Sales Load     Redemption Fees+    Exchange Fees
-------------------------------------------------------------------------------------------------------------
        None                     None                       None                 None                None
-------------------------------------------------------------------------------------------------------------

Annual Fund Operating Expenses (as a percentage of average net assets):

                                                                                                 Total Fund Operating
                                                                                Other Expenses         Expenses
                                                                           (after reimbursement  (after reimbursement
The Equity Funds                              Management Fee*   12b-1 Fee       unless noted)*       unless noted)*
----------------------------------------------------------------------------------------------------------------------
Montgomery Growth Fund                             0.96%          0.25%             0.39%+              1.60%+
----------------------------------------------------------------------------------------------------------------------
Montgomery Equity Income Fund                      0.60%          0.25%             0.25%               1.10%
----------------------------------------------------------------------------------------------------------------------
Montgomery Small Cap Opportunities Fund            1.20%          0.25%             0.30%               1.75%
----------------------------------------------------------------------------------------------------------------------
Montgomery International Small Cap Fund            1.25%          0.25%             0.65%               2.15%
----------------------------------------------------------------------------------------------------------------------
Montgomery International Growth Fund               1.10%          0.25%             0.55%               1.90%
----------------------------------------------------------------------------------------------------------------------
Montgomery Emerging Markets Fund                   1.06%          0.25%             0.66%+              1.97%+
----------------------------------------------------------------------------------------------------------------------

                                                                                                     Total Fund Operating
                                                                                Other Expenses              Expenses
                                                                            (after reimbursement)    (after reimbursement)
The Multi-Strategy and Fixed Income Funds     Management Fee*  12b-1 Fee        unless noted)*           unless noted)*
--------------------------------------------------------------------------------------------------------------------------
Montgomery Select 50 Fund                          1.25%          0.25%             0.55%                    2.05%
--------------------------------------------------------------------------------------------------------------------------
Montgomery Asset Allocation Fund                   0.80%          0.25%             0.50%                    1.55%
--------------------------------------------------------------------------------------------------------------------------
Montgomery Short Government Bond Fund              0.50%          0.25%             0.10%                    0.85%
--------------------------------------------------------------------------------------------------------------------------
Montgomery Government Reserve Fund                 0.38%          0.25%             0.22%                    0.85%
--------------------------------------------------------------------------------------------------------------------------

This table is intended to assist the investor in understanding the various expenses of each Fund. Operating expenses are paid out of a Fund's assets and are factored into the Fund's share price. Each Fund estimates that it will have the expenses listed (expressed as a percentage of average net assets) for the current fiscal year. Because Rule 12b-1 distribution charges are accounted for on a class-level basis (and not on an individual shareholders-level basis), individual long-term investors in the Class P shares of the Fund may over time pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc. ("NASD"), even though all shareholders of that Class in the aggregate will not. This is recognized and permitted by the NASD.

+   These figures show actual expenses; no reimbursements or waivers applied.

+ Shareholders effecting redemptions via wire transfer may be required to pay fees, including the wire fee and other fees, that will be directly deducted from redemption proceeds. The Montgomery Funds reserve the right upon 60 days' advance notice to shareholders to impose a redemption fee of up to 1% on shares redeemed within 90 days of purchase. See "How to Redeem an Investment in the Funds."


                                        4



* Expenses for the Funds are based on actual expenses and expense limitations for the fiscal year ended June 30, 1996 for the Class P shares (or, if no Class P shares were outstanding, for another class of shares (but adjusted to include the Rule 12b-1 fee). The Manager will reduce its fees and may absorb or reimburse a Fund for certain expenses to the extent necessary to limit total annual fund operating expenses to the lesser of the amount indicated in the table for a Fund or the maximum allowed by applicable state expense limitations. A Fund is required to reimburse the Manager for any reductions in the Manager's fee only during the two years (three years in the case of the Montgomery Asset Allocation Fund) following that reduction and only if such reimbursement can be achieved within the foregoing expense limits. The Manager generally seeks reimbursement for the oldest reductions and waivers before payment for fees and expenses for the current year. Absent reduction and including the Rule 12b-1 fee for the Class P Shares, actual total Fund operating expenses for the period ended June 30, 1996 (annualized) would have been as follows: Montgomery Equity Income Fund, 1.70% (0.85% other expenses); Montgomery Small Cap Opportunities Fund, 2.41% (0.96% other expenses); Montgomery International Growth Fund, 3.16% (1.81% other expenses); Montgomery International Small Cap Fund, 3.01% (1.53% other expenses); Montgomery Asset Allocation Fund, 1.80% (0.95% other expenses); Montgomery Select 50 Fund, 2.36% (0.86% other expenses); Montgomery Short Government Bond Fund, 2.50% (1.05% other expenses) and Montgomery Government Reserve Fund, 0.99% (0.34% other expenses). The Manager may terminate these voluntary reductions at any time. See "Management of the Funds."

Example of Expenses for the Funds

Assuming, hypothetically, that each Fund's annual return is 5% and that its operating expenses are as set forth above, an investor buying $1,000 of a Fund's shares would have paid the following total expenses upon redeeming such shares:

                                                 1 Year           3 Years           5 Years           10 Years
----------------------------------------------------------------------------------------------------------------
Montgomery Growth Fund                            $16               $50                $87              $190
----------------------------------------------------------------------------------------------------------------
Montgomery Equity Income Fund                     $11               $35                $61              $134
----------------------------------------------------------------------------------------------------------------
Montgomery Small Cap Opportunities Fund           $18               $55                $95              $206
----------------------------------------------------------------------------------------------------------------
Montgomery International Small Cap Fund           $22               $67               $115              $248
----------------------------------------------------------------------------------------------------------------
Montgomery International Growth Fund              $19               $60               $103              $222
----------------------------------------------------------------------------------------------------------------
Montgomery Emerging Markets Fund                  $20               $62               $106              $230
----------------------------------------------------------------------------------------------------------------
Montgomery Select 50 Fund                         $21               $64               $110              $238
----------------------------------------------------------------------------------------------------------------
Montgomery Asset Allocation Fund                  $16               $49                $84              $185
----------------------------------------------------------------------------------------------------------------
Montgomery Short Government Bond Fund              $9               $27                $47              $105
----------------------------------------------------------------------------------------------------------------
Montgomery Government Reserve Fund                 $9               $27                $47              $105
----------------------------------------------------------------------------------------------------------------

This example is to show the effect of expenses. This example does not represent past or future expenses or returns; actual expenses and returns may vary.

                              Financial Highlights
                       Selected Per Share Data and Ratios

       The following financial information for the periods ended June 30, 1992 through June 30, 1996 was audited by Deloitte & Touche LLP, whose report, dated
August 16, 1996, appears in the 1996 Annual Report of the Funds. This financial information for periods indicated with the note "R" relate to another class of shares of the Funds not subject to the Class P Rule 12b-1 fee because the Class
P shares were not offered during those periods.

                                                                            GROWTH FUND                          SMALL CAP
                                                                                                             OPPORTUNITIES FUND
Selected Per Share Data for the Year or Period Ended:          1996(a)         1995R        1994(a)R             1996(b)#R
Net asset value-- beginning of year                            $19.22         $15.27         $12.00                $12.00
--------------------------------------------------------------------------------------------------------------------------------
Net investment income                                            0.03           0.12           0.04                  0.02
Net realized and unrealized gain on investments                  2.69           3.91           3.31++                3.78++
--------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from
  investment operations                                          2.72           4.03           3.35                  3.80
--------------------------------------------------------------------------------------------------------------------------------
Distributions:
  Dividends from net investment income                            --           (0.07)         (0.01)                  --
  Distributions from net realized capital gains                   --           (0.07)           --                    --
  Distribution in excess of net realized capital gains            --             --           (0.07)                  --
  Distributions from capital                                      --             --             --                    --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions                                               --           (0.14)         (0.08)                  --
--------------------------------------------------------------------------------------------------------------------------------
Net asset value-- end of year                                  $21.94         $19.16         $15.27               $15.80
--------------------------------------------------------------------------------------------------------------------------------
Total return**                                                  14.15%         26.53%         27.98%               31.67%
--------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets/Supplemental Data:
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of year (in 000's)                               $ 82       $878,776       $149,103             $136,140
--------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets             0.53%+         0.98%          1.09%+               0.23%+
--------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                          1.60%+         1.50%          1.49%+               1.50%+
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                        118.14%        128.36%        110.65%               81.29%
--------------------------------------------------------------------------------------------------------------------------------
Average commission rate paid+++                               $0.0596           N/A            N/A               $0.0578
--------------------------------------------------------------------------------------------------------------------------------
Net investment income/(loss) before deferral of fees
  by Manager                                                      --             --           $0.03               ($0.04)
--------------------------------------------------------------------------------------------------------------------------------
Expense ratio before
  deferral of fees by Manager                                     --             --            1.79%+               2.16%+
--------------------------------------------------------------------------------------------------------------------------------

(a) The Growth Fund's Class R Shares and Class P Shares commenced operations on September 30, 1993 and January 12, 1996, respectively.
(b) The Small Cap Opportunities Fund's Class R Shares commenced operations on December 29, 1995.
**    Total return represents aggregate total return for the periods  indicated.
+     Annualized.
++ The amount shown in this caption for each share outstanding throughout the period may not be in accord with the net realized and unrealized gain/(loss) for the period because of the timing of purchases and withdrawal of shares in relation to the fluctuating market values of the portfolio.
+++ Average commission rate paid per share of securities purchased and sold by the Fund.
# Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period since the use of the undistributed income method did not accord with the results of operations.

                                                             EQUITY INCOME FUND     INTERNATIONAL             INTERNATIONAL
                                                                                        GROWTH                SMALL CAP FUND
                                                                                        FUND
Selected Per Share Data for the Year or Period Ended:       1996(a)       1995(a)R      1996(b)       1996R      1995R    1994(c)R
Net asset value-- beginning of year                         $15.66        $12.00        $13.66        11.75     $12.02     $12.00
----------------------------------------------------------------------------------------------------------------------------------
Net investment income/(loss)                                  0.08          0.31          0.00#        0.03       0.12       0.00#
Net realized and unrealized gain/(loss) on investments        0.35          1.38          1.65         3.10      (0.39)      0.02
----------------------------------------------------------------------------------------------------------------------------------
Net increase/(decrease) in net assets resulting from
  investment operations                                       0.43          1.69          1.65         3.13      (0.27)      0.02
----------------------------------------------------------------------------------------------------------------------------------
Distributions:
  Dividends from net investment income                         --          (0.31)          --         (0.02)     (0.00)#      --
  Distributions from net realized capital gains                --            --            --           --         --         --
  Distribution in excess of net realized capital gains         --            --            --           --         --
----------------------------------------------------------------------------------------------------------------------------------
Total distributions                                            --          (0.31)          --         (0.02)     (0.00)       --
----------------------------------------------------------------------------------------------------------------------------------
Net asset value-- end of year                               $16.09        $13.38        $15.31        14.86     $11.75     $12.02
----------------------------------------------------------------------------------------------------------------------------------
Total return**                                                2.75%        14.26%        12.08%       26.68%     (2.23)%     0.17%
----------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets/Supplemental Data:
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of year (in 000's)                             $ 2        $6,383           $ 1      $41,640    $28,516    $34,555
----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income/(loss) to average net assets   2.78%+        4.06%+        0.01%+       0.20%      0.95%      0.04%+
----------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets, excluding interest   1.10%+        0.84%+        1.90%+       1.90%      1.90%      1.90%+
expense
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                      89.77%        29.46%       238.91%      177.36%    156.13%    123.50%
----------------------------------------------------------------------------------------------------------------------------------
Average commission rate paid+++                            $0.0423          N/A           N/A       $0.0123       N/A        N/A
----------------------------------------------------------------------------------------------------------------------------------
Net investment income/(loss) before deferral of fees by      $0.06         $0.13        $(0.05)      ($0.08)     $0.05     ($0.02)
Manager
----------------------------------------------------------------------------------------------------------------------------------
Expense ratio before
  deferral of fees by Manager, including interest expense     1.70%+        3.16%+        3.16%+       2.76%      2.50%      2.32%+
----------------------------------------------------------------------------------------------------------------------------------
Expense ratio including interest expense                     --             --             --          1.96%      1.91%      1.99%+
----------------------------------------------------------------------------------------------------------------------------------

(a) The Equity Income Fund's Class R Shares and Class P Shares commenced operations on September 30, 1994 and March 12, 1996, respectively.
(b) The International Growth Fund's Class P Shares commenced operations on March 12, 1996. (c) The International Small Cap Fund's Class R Shares commenced operations on September 30, 1993.
**    Total return represents aggregate total return for  the  periods indicated
+     Annualized.
#     Amount represents less than $0.01 per share.
+++ Average commission rate paid per share of securities purchased and sold by the Fund.

                                                                                      EMERGING MARKETS
                                                                                            FUND
Selected Per Share Data for the Year or Period Ended:       1996(a)         1995++R          1994R          1993R        1992(a)R
Net asset value-- beginning of year                         $12.62          $13.68          $11.07          $9.96        $10.00
---------------------------------------------------------------------------------------------------------------------------------
Net investment income/(loss)                                  0.01            0.03           (0.03)          0.07          0.03
Net realized and unrealized gain/(loss) on investments        1.56            0.25##          2.92           1.05         (0.07)
---------------------------------------------------------------------------------------------------------------------------------
Net increase/(decrease) in net assets resulting from
  investment operations                                       1.57            0.28            2.89           1.12         (0.04)
---------------------------------------------------------------------------------------------------------------------------------
Distributions:
  Dividends from net investment income                          --              --              --          (0.01)           --
  Distributions in excess of net investment income              --              --              --             --            --
  Distributions from net realized capital gains                 --           (0.42)          (0.28)         (0.00)#          --
  Distributions in excess of net realized capital gains         --           (0.37)           --               --            --
  Distributions from capital                                    --              --              --             --            --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                                             --           (0.79)          (0.28)         (0.01)           --
---------------------------------------------------------------------------------------------------------------------------------
Net asset value-- end of year                               $14.19          $13.17          $13.68         $11.07         $9.96
---------------------------------------------------------------------------------------------------------------------------------
Total Return**                                               12.44%           1.40%          26.10%         11.27%        (0.40)%
---------------------------------------------------------------------------------------------------------------------------------

Ratios to Average Net Assets/Supplemental Data
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of year (in 000's)                             $ 2        $998,083        $654,960       $206,617       $54,625
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income/(loss) to average net assets   0.33%+          0.23%          (0.14)%         0.66%         1.70%+
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets excluding interest    1.97%+          1.80%           1.85%          1.90%         1.90%+
expense
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                          109.92%          92.09%          63.79%         21.40%         0.19%
---------------------------------------------------------------------------------------------------------------------------------
Average commission rate paid+++                            $0.0007             N/A             N/A            N/A           N/A
---------------------------------------------------------------------------------------------------------------------------------
Net investment income/(loss) before deferral of fees and
  absorption of expenses by Manager                             --              --              --          $0.06         $0.01
---------------------------------------------------------------------------------------------------------------------------------
Expense ratio before deferral of fees and absorption
  of expenses by Manager, including interest expense            --              --              --           1.93%         2.80%+
---------------------------------------------------------------------------------------------------------------------------------

(a) The Emerging Markets Fund's Class R Shares and Class P Shares commenced operations on March 1, 1992 and March 12, 1996, respectively.
 **   Total return represents aggregate total return for the periods indicated.
  +   Annualized.
 ++ Per shares numbers have been calculated using the average shares method, which more appropriately represents the per share data for the period since the use of the undistributed income method did not accord with the results of operations.
+++ Average commission rate paid per share of securities purchased and sold by the Fund.
  #   Amount represents less than $0.01 share.
 ## The amount shown in this caption for each share outstanding throughout the period may not be in accord with the net realized and unrealized gain/(loss) for the period because of the timing of purchases and withdrawal of shares in relation to the fluctuating market values of the portfolio.

                                                                    SELECT 50                       ASSET ALLOCATION
                                                                       FUND                               FUND
Selected Per Share Data for the Year or Period Ended:                1996(b)R            1996(c)          1995R        1994(c)R
Net asset value-- beginning of year                                   $12.00             $17.86           $12.24       $12.00
-------------------------------------------------------------------------------------------------------------------------------
Net investment income/(loss)                                            0.06               0.09             0.25         0.06
Net realized and unrealized gain/(loss) on investments                  4.45               1.38             4.11         0.18
-------------------------------------------------------------------------------------------------------------------------------
Net increase/(decrease) in net assets resulting from
  investment operations                                                 4.51               1.47             4.36         0.24
-------------------------------------------------------------------------------------------------------------------------------
Distributions:
  Dividends from net investment income                                 (0.04)                --            (0.17)          --
  Distributions in excess of net investment income                        --                 --               --           --
  Distributions from net realized capital gains                           --                 --            (0.10)          --
  Distributions in excess of net realized capital gains                (0.01)
  Distributions from capital                                              --                 --               --           --
-------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                    (0.05)                --            (0.27)          --
-------------------------------------------------------------------------------------------------------------------------------
Net asset value-- end of year                                         $16.46             $19.33           $16.33       $12.24
-------------------------------------------------------------------------------------------------------------------------------
Total Return**                                                         37.75%              8.23%           35.99%        2.00%
-------------------------------------------------------------------------------------------------------------------------------

Ratios to Average Net Assets/Supplemental Data
-------------------------------------------------------------------------------------------------------------------------------
Net assets, end of year (in 000's)                                   $77,955%              $ 43          $60,234       $1,548
-------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income/(loss) to average net assets             0.42%+             1.60%+           3.43%        2.54%+
-------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets excluding interest expense      1.80%+             1.55%+           1.30%        1.30%+
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                    105.98%            225.91%           95.75%      190.94%
-------------------------------------------------------------------------------------------------------------------------------
Average commission rate paid+++                                      $0.0097            $0.0595              N/A          N/A
-------------------------------------------------------------------------------------------------------------------------------
Net investment income/(loss) before deferral of fees and
  absorption of expenses by Manager                                    $0.02              $0.08            $0.19       $(0.11)
-------------------------------------------------------------------------------------------------------------------------------
Expense ratio before deferral of fees and absorption
  of expenses by Manager, including interest expense                    2.11%+             1.80%+           2.07%        9.00%+
-------------------------------------------------------------------------------------------------------------------------------
Expense ratios including interest expense                                 --               1.67%+           1.31%        1.43%+
-------------------------------------------------------------------------------------------------------------------------------

(b)   The Select 50 Fund's  Class R Shares  commenced  operations  on October 2,
      1995.
(c) The Asset Allocation Fund's Class R Shares and Class P Shares commenced operations on March 31, 1994 and January 3, 1996, respectively.
 **   Total return represents aggregate total return for the periods indicated.
  +   Annualized.
+++ Average commission rate paid per share of securities purchased and sold by the Fund.

                                                                                        SHORT GOVERNMENT
                                                                                            BOND FUND
Selected Per Share Data for the Year or Period Ended:                    1996(a)       1995R        1994R         1993(a)R
Net asset value-- beginning of year                                      $9.98         $9.80        $10.23        $10.00
---------------------------------------------------------------------------------------------------------------------------
Net investment income                                                     0.16          0.62          0.61           0.33
Net realized and unrealized gain/(loss) on investments                   (0.05)         0.16         (0.34)          0.23
---------------------------------------------------------------------------------------------------------------------------
Net increase/(decrease) in net assets resulting from
  investment operations                                                   0.11          0.78          0.27           0.56
---------------------------------------------------------------------------------------------------------------------------
Distributions:
  Dividends from net investment income                                   (0.17)        (0.62)        (0.56)         (0.33)
  Distributions in excess of net investment income                          --            --         (0.07)            --
  Distributions from net realized capital gains                             --            --            --             --
  Distributions in excess of net realized capital gains                     --            --         (0.07)            --
  Distributions from capital                                                --         (0.01)           --          (0.00)#
---------------------------------------------------------------------------------------------------------------------------
Total distributions                                                      (0.17)        (0.63)        (0.70)         (0.33)
---------------------------------------------------------------------------------------------------------------------------
Net asset value-- end of year                                            $9.92         $9.95         $9.80         $10.23
---------------------------------------------------------------------------------------------------------------------------
Total Return**                                                            1.12%         8.28%         2.49%          5.66%
---------------------------------------------------------------------------------------------------------------------------

Ratios to Average Net Assets/Supplemental Data
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of year (in 000's)                                         $ 1       $17,093       $21,937        $22,254
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income/(loss) to average net assets               5.63%+        6.41%         5.93%          6.02%+
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets excluding interest expense        0.85%+        0.47%         0.25%          0.22%+
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                      349.62%       284.23%       603.07%        213.22%
---------------------------------------------------------------------------------------------------------------------------
Average commission rate paid+++                                             --            --            --             --
---------------------------------------------------------------------------------------------------------------------------
Net investment income/(loss) before deferral of fees and
  absorption of expenses by Manager                                      $0.14         $0.54         $0.51          $0.27
---------------------------------------------------------------------------------------------------------------------------
Expense ratio before deferral of fees and absorption
  of expenses by Manager, including interest expense                      2.56%+        2.23%         1.75%          2.07%+
---------------------------------------------------------------------------------------------------------------------------
Expense ratios including interest expense                                 1.80%+        1.38%         0.71%           --
---------------------------------------------------------------------------------------------------------------------------

(a)   The  Short  Government  Bond  Fund's  Class R  Shares  and  Class P Shares
      commenced   operations   on  December   18,  1992  and  March  12,   1996,
      respectively.
 **   Total return represents aggregate total return for the periods indicated.
  +   Annualized.
+++ Average commission rate paid per share of securities purchased and sold by the Fund.
  #   Amount represents less than $0.01 share.

                                                                                        GOVERNMENT RESERVE
                                                                                               FUND
Selected Per Share Data for the Year or Period Ended:                    1996(b)        1995R         1994R          1993(b)R
Net asset value-- beginning of year                                       $1.00         $1.00         $1.00           $1.00
------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                     0.014         0.049         0.029           0.024
Net realized and unrealized gain/(loss) on investments                    0.000##       0.000##       0.000##         0.000##
------------------------------------------------------------------------------------------------------------------------------
Net increase/(decrease) in net assets resulting from
  investment operations                                                   0.014         0.049         0.029           0.024
------------------------------------------------------------------------------------------------------------------------------
Distributions:
  Dividends from net investment income                                   (0.014)       (0.049)       (0.029)         (0.024)
  Distributions in excess of net investment income                           --            --            --             --
  Distributions from net realized capital gains                              --            --            --             --
------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                      (0.014)       (0.049)       (0.029)         (0.024)
------------------------------------------------------------------------------------------------------------------------------
Net asset value-- end of year                                             $1.00         $1.00         $1.00           $1.00
------------------------------------------------------------------------------------------------------------------------------
Total Return**                                                             1.38%         4.97%         2.96%           2.41%
------------------------------------------------------------------------------------------------------------------------------

Ratios to Average Net Assets/Supplemental Data
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of year (in 000's)                                          $ 1      $258,956      $211,129        $124,795
------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets                       4.91%+        4.92%         2.99%           2.96%+
------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets excluding interest expense         0.85%+        0.60%         0.60%           0.38%+
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                           --            --            --              --
------------------------------------------------------------------------------------------------------------------------------
Net investment income before deferral of fees by Manager                 $0.013        $0.047        $0.028          $0.013
------------------------------------------------------------------------------------------------------------------------------
Expense ratio before deferral of fees
  by Manager, including interest expense                                   0.99%+        0.79%         0.71%           0.77%+
------------------------------------------------------------------------------------------------------------------------------
Expense ratios including interest expense                                    --          0.63%            --             --
------------------------------------------------------------------------------------------------------------------------------

(b)   The  Short  Government  Bond  Fund's  Class R  Shares  and  Class P Shares
      commenced   operations   on  September   14,  1992  and  March  12,  1996,
      respectively.
**    Total return represents aggregate total return for the periods indicated.
 +    Annualized.
##    Amount represents less than $0.001 per share.

The Funds' Investment Objectives And Policies

The investment objective and general investment policies of each Fund are described below. Specific portfolio securities that may be purchased by the Funds are described in "Portfolio Securities" beginning on page 13. Specific investment practices that may be employed by the Funds are described in "Other Investment Practices" beginning on page 16. Certain risks associated with investments in the Funds are described in those sections as well as in "Risk Considerations" beginning on page 18. CERTAIN TERMS USED IN THE PROSPECTUS ARE DEFINED IN THE GLOSSARY FOUND AT THE END OF THIS PROSPECTUS.

            ----------------------------------------------
            Domestic Equity International
                Funds           Funds      Multi-   Fixed-
            ----------------------------- Strategy  Income
                     Equity Funds          Funds    Funds
            ----------------------------------------------

                           SUMMARY COMPARISON OF FUNDS

                                                    Anticipated  Maximum                              Typical Market
                                                    Equity       Debt                                 Capitalization of
Fund Name                                           Exposure     Exposure    Focus                    Portfolio Companies
----------------------------------------------------------------------------------------------------------------------------
Montgomery Growth Fund                              65-100%      35%         Growth                   Over $1 Billion
----------------------------------------------------------------------------------------------------------------------------
Montgomery Small Cap Opportunities Fund             65-100%      35%         Small-Cap                Less than $1 Billion
----------------------------------------------------------------------------------------------------------------------------
Montgomery Equity Income Fund                       65-100%      35%         Large-Cap Dividend       Over $1 Billion
============================================================================================================================
Montgomery International Small Cap Fund             65-100%      35%         Foreign Small-Cap        Less than $1 Billion
----------------------------------------------------------------------------------------------------------------------------
Montgomery International Growth Fund                65-100%      35%         Foreign Growth           Over $1 Billion
----------------------------------------------------------------------------------------------------------------------------
Montgomery Emerging Markets Fund                    65-100%      35%         Foreign Emerging Growth  Any size
============================================================================================================================
Montgomery Select 50 Fund                           65-100%      35%         Worldwide Growth         Any size
----------------------------------------------------------------------------------------------------------------------------
Montgomery Asset Allocation Fund                    20-80%       20-80%      Balanced                 Any size
============================================================================================================================
Montgomery Short Government Bond Fund               0%           100%        Income                   N/A
----------------------------------------------------------------------------------------------------------------------------
Montgomery Government Reserve Fund                  0%           100%        Income                   N/A

----------------------------------------------------------------------------------------------------------------------------


Montgomery Growth Fund (the "Growth Fund")

The investment objective of the Growth Fund is capital appreciation which, under normal conditions it seeks by investing at least 65% of its total assets in equity securities of domestic companies. Although such companies may be of any size, the Fund targets companies having total market capitalizations of $1 billion or more. The Fund emphasizes investments in common stock but also invests in other types of equity securities and equity derivative securities. Current income from dividends, interest and other sources is only incidental. The Fund also may invest up to 35% of its total assets in highly rated debt securities. See "Portfolio Securities."

The Growth Fund seeks growth at a reasonable value, identifying companies with sound fundamental value and potential for substantial growth. The Fund selects its investments based on a combination of quantitative screening techniques and fundamental analysis. The Fund initially identifies a universe of investment candidates by screening companies based on changes in rates of growth and valuation ratios such as price to sales, price to earnings and price to cash flows. Through this process the Fund seeks to identify rapidly growing companies with reasonable valuations and accelerating growth rates, or having low valuations and initial signs of growth. The Fund then subjects these companies to a rigorous fundamental analysis focusing on balance sheets and income statements; company visits and discussions with management; contact with industry specialists and industry analysts; and review of the competitive environments.

Montgomery Small Cap Opportunities Fund (the "Small Cap Opportunities Fund")

The investment objective of the Small Cap Opportunities Fund is capital appreciation which, under normal conditions it seeks by investing at least 65%
of its total assets in equity securities of small-capitalization domestic companies, which the Fund currently considers to be companies having total market capitalizations of less than $1 billion. The Small Cap Opportunities Fund generally invests the remaining 35% of its total assets in a similar manner but may invest those assets in domestic and foreign companies having total market capitalizations of $1 billion or more. This Fund invests primarily in common stock. It also may invest in other types of equity securities and equity derivative securities. Any debt securities purchased by the Fund must be highly rated debt securities. See "Portfolio Securities." Current income from dividends, interest and other sources is only incidental.

This Fund seeks to identify potential growth companies at an early stage or a transitional point of their developments, such as the introduction of new products, favorable management changes, new marketing opportunities or increased market share for existing product lines. Using fundamental research, the Fund targets businesses having positive internal dynamics that can outweigh unpredictable macro-economic factors, such as interest rates, commodity prices, foreign currency rates and overall stock market volatility. The Fund searches for companies with potential to gain market share within their respective industries; achieve and maintain high and consistent profitability; produce increases in quarterly earnings; and provide solutions to current or impending problems in their respective industries or society at large. Early identification of potential investments is a key to the Fund's investment style. Heavy emphasis is placed on in-house research, which includes discussions with company management. The Fund also draws on the expertise of brokerage firms, including Montgomery Securities and regional firms that closely follow smaller capitalization companies within their geographic regions.

Montgomery Equity Income Fund (the "Equity Income Fund")

The investment objective of the Equity Income Fund is to provide current income and capital appreciation primarily through investments in equity securities of domestic companies, with the goal that the Fund provide a significantly greater yield than the average yield offered by the stocks of the S&P 500 and a low level of price volatility. Under normal market conditions, the Equity Income Fund will invest at least 65% of the value of its total assets in income-producing equity securities of domestic companies, which include common stocks, preferred stocks and other securities, and debt securities convertible into common stocks.

The Fund's equity investments emphasize common stock of U.S. corporations that regularly pay dividends. The Fund normally invests in companies having a total market capitalization of more than $1 billion, targeting companies with favorable long-term fundamental characteristics with current relative yields at the upper end of their historical ranges. The Fund initially identifies a universe of investment candidates by screening companies based on relative yield and targeting companies with a minimum yield of 140% of the average yield of the S&P 500. The Fund uses this relative yield strategy to assist in identifying undervalued securities. The companies are usually in the maturing stages of development or operating in slower growth areas of the economy, and have conservative accounting, strong cash flows to maintain dividends, low financial leverage and market leadership. The Fund usually holds companies for a period of two to four years, resulting in relatively low turnover. The Fund will usually begin to reduce its position in a company as the price moves up and yield drops to the lower end of its historical range. In addition, the Fund will usually reduce or sell its holdings in a company that reduces or eliminates its dividend, or upon a significant fundamental change impairing a company's ability to pay dividends. See "Portfolio Securities."

Although the Fund normally invests more than 65% of its assets in income-producing equity securities as described above, under normal market conditions it may invest up to 35% of its total assets in debt instruments, emphasizing cash equivalents in an effort to provide income at money market rates while minimizing the risk of decline in value. The Fund attempts to achieve low price volatility through its investment in mature companies and by investing in cash and cash equivalents. In addition, the Fund may invest up to 20% of its total assets in the equity or debt securities of foreign issuers. See "Portfolio Securities."

Montgomery International Small Cap Fund (the "International Small Cap Fund")

The investment objective of the International Small Cap Fund is capital appreciation which, under normal conditions it seeks by investing at least 65% of its total assets in equity securities of companies outside the United States having total market capitalizations of less than $1 billion. The Fund generally invests the remaining 35% of its total assets in a similar manner but may invest those assets in companies having market capitalizations of $1 billion or more, or in debt securities, including up to 5% of its total assets in debt securities rated below investment grade. See "Portfolio Securities" and "Risk Considerations."

This Fund targets companies with potential for above average, long-term growth in sales and earnings on a sustained basis with securities reasonably priced at the time of purchase, in the Manager's opinion, compared to the potential for capital appreciation. In evaluating investments, the Fund considers a number of factors, including a company's per-share sales and earnings growth; return on capital; balance sheet; financial and accounting policies; overall financial strength; industry sector; competitive advantages and disadvantages; research, product development and marketing; new technologies or services; pricing flexibility; quality of management; and general operating characteristics.

This Fund may invest substantially in securities denominated in one or more foreign currencies. Under normal conditions, it invests in at least three different countries outside the U.S., but no country may represent more than 40% of its total assets. The Manager uses its financial expertise and research capabilities in markets throughout the world in attempting to identify those countries, currencies and companies providing the greatest potential for long-term growth. See "Risk Considerations."

Montgomery International Growth Fund (the "International Growth Fund")

The investment objective of the International Growth Fund is capital appreciation which, under normal conditions it seeks by investing at least 65% of its total assets in equity securities of companies outside the United States having total market capitalizations over $1 billion. This Fund generally invests the remaining 35% of its total assets in a similar manner but may invest those assets in equity securities of U.S. companies, in lower-capitalization companies or in debt securities, including up to 5% of its total assets in debt securities rated below investment grade. See "Portfolio Securities" and "Risk Considerations."

This Fund targets companies with potential for above average, long-term growth in sales and earnings on a sustained basis with securities reasonably priced at the time of purchase, in the Manager's opinion, compared to the potential for capital appreciation. In evaluating investments, the Fund considers a number of factors, including a company's per-share sales and earnings growth, return on capital, balance sheet, financial and accounting policies, overall financial strength, industry sector, competitive advantages and disadvantages, research, product development and marketing, new technologies or services, pricing flexibility, quality of management, and general operating characteristics.

This Fund may invest  substantially  in  securities  denominated  in one or more foreign currencies. Under normal conditions, it invests in at least three different countries outside the U.S., but no country may represent more than 40% of its total assets. The Manager uses its financial expertise and research capabilities in markets throughout the world in attempting to identify those countries, currencies and companies providing the greatest potential for long-term growth. The Fund also will use a strategic allocation of assets among countries based on fundamental and quantitative research. See "Risk Considerations."

Montgomery Emerging Markets Fund (the "Emerging Markets Fund")

The investment objective of the Emerging Markets Fund is capital appreciation which, under normal conditions it seeks by investing at least 65% of its total assets in equity securities of Emerging Market Companies. The Manager currently regards the following to be emerging market countries: Latin America (Argentina, Brazil, Chile, Colombia, Costa Rica, Jamaica, Mexico, Peru, Trinidad and Tobago, Uruguay, Venezuela); Asia (Bangladesh, China, India, Indonesia, Korea, Malaysia, Pakistan, Philippines, Singapore, Sri Lanka, Taiwan, Thailand, Vietnam); Southern and Eastern Europe (Czech Republic, Greece, Hungary, Poland, Portugal, Russia, Turkey); Mid-East (Israel, Jordan); and Africa (Egypt, Ghana, Ivory Coast, Kenya, Morocco, Nigeria, South Africa, Tunisia, Zimbabwe). In the future, the Fund may invest in other emerging market countries. Under normal conditions, the Emerging Markets Fund maintains investments in at least six emerging market countries at all times and invests no more than 35% of its total assets in any one emerging market country.

This Fund uses a proprietary, quantitative asset allocation model created by the Manager. This model employs mean-variance optimization, a process used in developed markets based on modern portfolio theory and statistics. Mean-variance optimization helps determine the percent of assets to invest in each country to maximize expected returns for a given risk level. The Fund's aims are to invest in those countries that are expected to have the highest risk/reward trade-off when incorporated into a total portfolio context. This "top-down" country selection is combined with "bottom-up" fundamental industry analysis and stock selection based on original research and publicly available information and company visits.

This Fund invests primarily in common stock but also may invest in other types of equity and equity derivative securities. It may invest up to 35% of its total assets in debt securities, including up to 5% in debt securities rated below investment grade. See "Portfolio Securities," "Risk Considerations" and the Appendix in the Statement of Additional Information.

This Fund may invest in certain debt securities issued by the governments of emerging market countries that are, or may be eligible for, conversion into investments in Emerging Market Companies under debt conversion programs sponsored by such governments. If such securities are convertible to equity investments, the Fund deems them to be equity derivative securities. This Fund may invest no more than 20% of its total assets in the equity securities of companies constituting the EAFE Index. See "Portfolio Securities." These companies typically have larger average market capitalizations than the Emerging Market Companies in which this Fund generally invests. Accordingly, subject to its investment objective, this Fund invests in EAFE Index companies for temporary defensive strategies.

Montgomery Select 50 Fund (the "Select 50 Fund")

The investment objective of the Select 50 Fund is capital appreciation which, under normal conditions it seeks by investing at least 65% of its total assets in at least 50 different equity securities of companies of all sizes throughout the world.

This Fund invests primarily in 10 equity securities from each of the Manager's five different equity disciplines. These five disciplines, which may be adjusted from time to time, include U.S. Growth Equity, U.S. Smaller Capitalization Companies, U.S. Equity Income, International and Emerging Markets. See "Management of the Funds." The Manager's equity teams select those securities based on the potential for capital appreciation.

This Fund generally invests the remaining 35% of its total assets in equity securities with the potential for capital appreciation but may invest those assets in other equity securities or in debt securities, including up to 5% of its total assets in debt securities rated below investment grade. See "Portfolio Securities," "Risk Considerations" and the Appendix in the Statement of Additional Information.

This Fund may invest substantially in securities denominated in one or more foreign currencies. Under normal conditions, it invests in at least three different countries which may include the U.S., but no country, other than the U.S., may represent more than 40% of its total assets. The Manager uses its financial expertise and research capabilities in markets throughout the world in attempting to identify those countries, currencies and companies in which this Fund may invest. See "Risk Considerations."

Montgomery Asset Allocation Fund (the "Asset Allocation Fund")

The investment objective of the Asset Allocation Fund is to seek high total return, while also seeking to reduce risk, through a strategic or active allocation of assets among domestic stocks, debt instruments and cash or cash equivalents, coupled with active management of the individual investments in each asset class. This Fund adjusts the proportion of its investments in each of these categories as needed to respond to current market conditions, maintaining from 20 to 80% of total assets in stocks, 20 to 80% of total assets in debt instruments of any remaining maturity, and 0 to 50% of total assets in cash or cash equivalents. The Manager will implement its allocation strategy with the use of a quantitative risk model and computer optimization program. The Manager may temporarily increase the Fund's cash allocation from its set strategy in order to meet anticipated redemptions. The Manager seeks to reduce risk through investment in high-grade debt instruments and cash or cash equivalents. Under normal conditions, at least 65% of the Fund's total assets are invested in securities issued by domestic issuers.

The debt instruments in which this Fund invests include U.S. government securities and other highly rated debt securities. This Fund expects that, under normal circumstances, the dollar-weighted average maturity of its debt instruments (or period until next interest rate reset date) may be longer than three years (see "Duration" discussion below).

The equity securities in which this Fund may invest include common stocks that, in the opinion of the Manager, have the potential for above-average capital appreciation as well as warrants, rights and options. The Manager selects equity securities of issuers exhibiting positive trends in revenue and earnings that, in the opinion of the Manager, are sustainable. Among the Fund's equity investments, the Fund may invest up to 35% of its total assets in foreign equity securities of various countries, primarily those listed on foreign exchanges.

Montgomery Short Government Bond Fund (the "Short Bond Fund")

The investment objective of the Short Bond Fund is to provide maximum total return consistent with preservation of capital and prudent investment management. Total return consists of interest and dividends from underlying securities, capital appreciation realized from the purchase and sale of securities, and income from futures and options. Under normal conditions, the Fund seeks to achieve its objective by investing at least 65% of the value of its total assets in U.S. government securities. The Fund seeks to maintain an average portfolio effective duration comparable to or less than that of three-year U.S. Treasury notes. Because the Manager seeks to manage interest rate risk by limiting effective duration, the Fund may invest in securities of any maturity.

This Fund is designed primarily for investors who seek higher yields than money market funds generally offer and are willing to accept nominal fluctuation in the value of the Fund's shares but who are not willing to accept the greater fluctuations that long-term bond funds might entail. This Fund is not an appropriate investment for investors whose primary investment objective is absolute principal stability. Because the values of the securities in which this Fund invests generally change with interest rates, the value of its shares will fluctuate, unlike the value of the shares of a money market fund seeking to maintain a stable net asset value per share of $1.00.

The Fund also may invest up to 35% of its total assets in cash, commercial paper and high-grade liquid debt securities, including corporate debt instruments and privately issued mortgage-related and asset-backed securities that are considered highly rated debt securities. The Fund also may invest in other investment companies investing primarily in U.S. government securities of appropriate duration. See "Portfolio Securities."

Duration of the Asset Allocation Fund and the Short Bond Fund. The Short Bond Fund and the Asset Allocation Fund expect that, under normal circumstances, the dollar-weighted average maturity (or period until the next interest rate reset date) of their portfolio securities may be longer than three years but the maturity of individual securities may be up to 30 years. However, of these two Funds, only the Short Bond Fund seeks to maintain an average portfolio effective duration comparable to or less than that of three-year U.S. Treasury notes.

Montgomery Government Reserve Fund (the "Reserve Fund")

The investment objective of the Reserve Fund is current income consistent with liquidity and preservation of capital, which under normal conditions it seeks by investing exclusively in U.S. government securities, repurchase agreements for U.S. government securities and other money market funds investing in U.S. government securities and those repurchase agreements. This Fund seeks to maintain a stable net asset value per share of $1.00 in compliance with Rule 2a-7 under the Investment Company Act, and pursuant to procedures adopted under such Rule, the Reserve Fund limits its investments to those U.S. government securities that the Board of Trustees determines present minimal credit risks and have remaining maturities, as determined under the Rule, of 397 calendar days or less. The Fund also maintains a dollar-weighted average maturity of the securities in its portfolio of 90 days or less.

Portfolio Securities

Equity Securities

The Domestic Equity, Select 50 and International Funds emphasize investments in common stock, and common stock may constitute up to 80% of the Asset Allocation Fund's portfolio. These Funds may also invest in other types of equity securities (such as preferred stocks or convertible securities) and equity derivative securities.

Depositary Receipts, Convertible Securities and Securities Warrants

The Domestic Equity, Select 50, Asset Allocation and International Funds may invest in ADRs, EDRs and GDRs and convertible securities which the Manager regards as a form of equity security. Each such Fund may also invest up to 5% of its net assets in warrants, including up to 2% of net assets for those not listed on a securities exchange.

Privatizations

The Select 50 and International Funds believe that foreign governmental programs of selling interests in government-owned or controlled enterprises ("privatizations") may represent opportunities for significant capital appreciation, and these Funds may invest in privatizations. The ability of U.S. entities, such as these Funds, to participate in privatizations may be limited by local law, or the terms for participation may be less advantageous than for local investors. There can be no assurance that privatization programs will be successful.

Special Situations

The Select 50 and International Funds believe that carefully selected investments in joint ventures, cooperatives, partnerships, private placements, unlisted securities and similar vehicles (collectively, "special situations") could enhance their capital appreciation potential. These Funds also may invest in certain types of vehicles or derivative securities that represent indirect investments in foreign markets or securities in which it is impracticable for the Funds to invest directly. Investments in special situations may be illiquid, as determined by the Manager based on criteria reviewed by the Board. These Funds do not invest more than 15% of their net assets in illiquid investments, including special situations.

Investment Companies

Each Fund may invest up to 10% of its total assets in shares of other investment companies investing exclusively in securities in which it may otherwise invest. Because of restrictions on direct investment by U.S. entities in certain countries, other investment companies may provide the most practical or only way for the International Funds to invest in certain markets. Such investments may involve the payment of substantial premiums above the net asset value of those investment companies' portfolio securities and are subject to limitations under the Investment Company Act. The International Funds also may incur tax liability to the extent they invest in the stock of a foreign issuer that is a "passive foreign investment company" regardless of whether such "passive foreign investment company" makes distributions to the Funds. See the Statement of Additional Information.

The Select 50, International, Asset Allocation, Equity Income and Fixed Income Funds do not intend to invest in other investment companies unless, in the Manager's judgment, the potential benefits exceed associated costs. As a shareholder in an investment company, these Funds bear their ratable share of that investment company's expenses, including advisory and administration fees. The Manager has agreed to waive its own management fee with respect to the portion of these Funds' assets invested in other open-end (but not closed-end) investment companies.

Debt Securities

The Select 50 and International Funds may purchase debt securities that complement their objective of capital appreciation through anticipated favorable changes in relative foreign exchange rates, in relative interest rate levels, or in the creditworthiness of issuers. Debt securities may constitute up to 80% of the Asset Allocation Fund's and 35% of the Equity Income Fund's total assets. In selecting debt securities, the Manager seeks out good credits and analyzes interest rate trends and specific developments that may affect individual issuers. As an operating policy which may be changed by the Board, each of the Select 50 and International Funds will not invest more than 5% of its total assets in debt securities rated lower than investment grade, and the Allocation and Equity Income Funds will not invest more than 5% of their total assets in debt securities rated lower than highly rated debt securities. Subject to this limitation, each of these Funds may invest in any debt security, including securities in default. After its purchase by a Fund a debt security may cease to be rated or its rating may be reduced below that required for purchase by the Fund. A security downgraded below the minimum level may be retained if determined by the Manager and the Board to be in the best interests of the Fund. See "Risk Considerations."

In addition to traditional corporate, government and supranational debt securities, each of the International, Allocation and Equity Income Funds may invest in external (i.e., to foreign lenders) debt obligations issued by the governments, governmental entities and companies of emerging market countries. The percentage distribution between equity and debt will vary from country to country based on anticipated trends in inflation and interest rates; expected rates of economic and corporate profits growth; changes in government policy; stability, solvency and expected trends of government finances; and conditions of the balance of payments and terms of trade.

U.S. government securities

All Funds may invest in fixed rate and floating or variable rate U.S. government securities. Certain of the obligations, including U.S. Treasury bills, notes and bonds, and mortgage-related securities of the GNMA, are issued or guaranteed by the U.S. Government. Other securities issued by U.S. Government agencies or instrumentalities are supported only by the credit of the agency or instrumentality, for example those issued by the Federal Home Loan Bank, while others, such as those issued by the FNMA, Farm Credit System and Student Loan Marketing Association, have an additional line of credit with the U.S. Treasury.

Short-term U.S. government securities generally are considered to be among the safest short-term investments. However, the U.S. Government does not guarantee the net asset value of the Funds' shares. With respect to U.S. government securities supported only by the credit of the issuing agency or instrumentality or by an additional line of credit with the U.S. Treasury, there is no guarantee that the U.S. Government will provide support to such agencies or instrumentalities. Accordingly, such U.S. government securities may involve risk of loss of principal and interest.

Mortgage-Related Securities and Derivative Securities

The Reserve, Short Bond and Asset Allocation Funds may invest in mortgage-related securities. A mortgage-related security is an interest in a pool of mortgage loans and is considered a derivative security. Most mortgage-related securities are pass-through securities, which means that investors receive payments consisting of a pro rata share of both principal and interest (less servicing and other fees), as well as unscheduled prepayments, as mortgages in the underlying mortgage pool are paid off by the borrowers. Certain mortgage-related securities are subject to high volatility. These funds use these derivative securities in an effort to enhance return and as a means to make certain investments not otherwise available to the Funds. See "Hedging and Risk-Management Practices" for a discussion of other reasons why these Funds invest in derivative securities.

Agency Mortgage-Related Securities.

Investors in the Reserve, Short Bond and Asset Allocation Funds should note that the dominant issuers or guarantors of mortgage-related securities today are GNMA, FNMA and the FHLMC. GNMA creates pass-through securities from pools of government guaranteed or insured (Federal Housing Authority or Veterans Administration) mortgages. FNMA and FHLMC issue pass-through securities from pools of conventional and federally insured and/or guaranteed residential mortgages. The principal and interest on GNMA pass-through securities are guaranteed by GNMA and backed by the full faith and credit of the U.S. Government. FNMA guarantees full and timely payment of all interest and principal, and FHLMC guarantees timely payment of interest and ultimate collection of principal of its pass-through securities. Securities from FNMA and FHLMC are not backed by the full faith and credit of the U.S. Government but are generally considered to offer minimal credit risks. The yields provided by these mortgage-related securities have historically exceeded the yields on other types of U.S. government securities with comparable "lives" largely due to the risks associated with prepayment. See "Risk Considerations."

Adjustable rate mortgage securities ("ARMs") are pass-through securities representing interests in pools of mortgage loans with adjustable interest rates determined in accordance with a predetermined interest rate index and which may be subject to certain limits. The adjustment feature of ARMs tends to lessen their interest rate sensitivity.

The Fixed Income Funds consider GNMA, FNMA and FHLMC-issued pass-through certificates, CMOs and other mortgage-related securities to be U.S. government securities for purposes of their investment policies. However, the Reserve Fund does not invest in stripped mortgage securities, and the Short Bond Fund limits its stripped mortgage securities investments to 10% of total assets. The liquidity of IOs and POs issued by the U.S. Government or its agencies and instrumentalities and backed by fixed-rate mortgage-related securities will be determined by the Manager under the direct supervision of the Trust's Pricing Committee and reviewed by the Board, and all other IOs and POs will be deemed illiquid for purposes of the Fixed Income Funds' limitation on illiquid securities. The Allocation and Short Bond Funds may invest in derivative securities known as "floaters" and "inverse floaters," the values of which vary in response to interest rates. These securities may be illiquid and their values may be very volatile.

Privately Issued Mortgage-Related Securities/Derivatives. The Short Bond Fund and the Asset Allocation Fund may invest in mortgage-related securities offered by private issuers, including pass-through securities for pools of conventional residential mortgage loans; mortgage pay-through obligations and mortgage-backed bonds, which are considered to be obligations of the institution issuing the bonds and are collateralized by mortgage loans; and bonds and CMOs collateralized by mortgage-related securities issued by GNMA, FNMA, FHLMC or by pools of conventional mortgages, multi-family or commercial mortgage loans.

Private issuer mortgage-related securities generally offer a higher rate of interest (but greater credit and interest rate risk) than U.S. Government and agency mortgage-related securities because they offer no direct or indirect governmental guarantees.

However, many issuers or servicers of mortgage-related securities guarantee or provide insurance for timely payment of interest and principal. The Short Bond Fund may purchase some mortgage-related securities through private placements that are restricted as to further sale. See "Illiquid Securities." The value of these securities may be very volatile.

Structured Notes and Indexed Securities. The Funds may invest in structured notes and indexed securities. Structured notes are debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities include structured notes as well as securities other than debt securities, the interest rate or principal of which is determined by an unrelated indicator. Index securities may include a multiplier that multiplies the indexed element by a specified factor and, therefore, the value of such securities may be very volatile. To the extent a Fund invests in these securities, however, the Manager analyzes these securities in its overall assessment of the effective duration of the Fund's portfolio in an effort to monitor the Fund's interest rate risk. See "The Funds' Investment Objectives and Policies - Duration."

Variable Rate Demand Notes

The Fixed Income and the Asset Allocation Funds may invest in variable rate demand notes ("VRDNs").

Zero Coupon Bonds

The Fixed Income and Asset Allocation Funds may invest in zero coupon bonds. Zero coupon bond prices are highly sensitive to changes in market interest rates. The original issue discount on the zero coupon bonds must be included ratably in the income of the Fixed Income and Asset Allocation Funds as the income accrues even though payment has not been received. These Funds nevertheless intend to distribute an amount of cash equal to the currently accrued original issue discount, and this may require liquidating securities at times they might not otherwise do so and may result in capital loss. See "Tax Information" in the Statement of Additional Information.

Asset-Backed Securities

Each Fund may invest up to 5% (25% in the case of the Allocation and Short Bond Funds) of its total assets in asset-backed securities. Like mortgage-related securities, these securities are subject to the risk of prepayment. See "Risk Considerations."

Other Investment Practices

      The table below and the following  sections  summarize certain  investment practices of the Funds,  each of which may involve  certain  special risks.  The
Glossary  section at the end of this  Prospectus  briefly  describes each of the investment techniques summarized below. The Statement of Additional Information, under the heading  "Investment  Objectives and Policies of the Funds,"  contains
more  detailed   information   about  certain  of  these  practices,   including
limitations designed to reduce risks.

                                                                      =========================================================
                                                                      Growth   Equity Income   Small Cap Opportunities
                                                                      International Small Cap    International Growth
                                                                      Emerging Markets    Select 50    Asset Allocation
                                                                      Short Government Bond    Government Reserve

======================================================================---------------------------------------------------------
Repurchase agreements1                                                  x/    x/   x/    x/    x/   x/    x/   x/    x/    x/
-------------------------------------------------------------------------------------------------------------------------------
Reverse dollar roll transactions                                                                               x/ 1  x/ 1
-------------------------------------------------------------------------------------------------------------------------------
Borrowing not to exceed 10% of total fund assets                        x/                          x/                     x/
-------------------------------------------------------------------------------------------------------------------------------
Borrowing not to exceed one-third of total fund assets                        x/   x/    x/    x/         x/   x/    x/
-------------------------------------------------------------------------------------------------------------------------------
Reverse repurchase agreement                                            x/    x/         x/    x/   x/    x/   x/    x/    x/
-------------------------------------------------------------------------------------------------------------------------------
Dollar roll transactions                                                                                       x/    x/
-------------------------------------------------------------------------------------------------------------------------------
Leverage                                                                x/               x/    x/         x/   x/   x/ 2
-------------------------------------------------------------------------------------------------------------------------------
Securities lending not to exceed 10% of total fund assets               x/         x/                                      x/
-------------------------------------------------------------------------------------------------------------------------------
Securities lending not to exceed 30% of total fund assets                     x/         x/    x/   x/    x/   x/    x/
-------------------------------------------------------------------------------------------------------------------------------
When-issued and forward commitment securities                           x/    x/   x/    x/    x/   x/    x/   x/ 3  x/ 3   x/
-------------------------------------------------------------------------------------------------------------------------------
Forward currency contracts 6                                            x/    x/         x/    x/   x/    x/   x/
-------------------------------------------------------------------------------------------------------------------------------
Purchase options on securities and currencies 4                         x/    x/   x/    x/    x/   x/    x/   x/    x/
-------------------------------------------------------------------------------------------------------------------------------
Purchase options on securities indices 4                                x/    x/   x/    x/    x/   x/    x/   x/
-------------------------------------------------------------------------------------------------------------------------------
Write covered call options 4                                            x/    x/   x/    x/    x/   x/    x/   x/    x/
-------------------------------------------------------------------------------------------------------------------------------
Write covered put options 4                                             x/    x/   x/    x/    x/   x/    x/   x/    x/
-------------------------------------------------------------------------------------------------------------------------------
Interest rate futures contracts5                                        x/    x/   x/    x/    x/   x/    x/   x/    x/
-------------------------------------------------------------------------------------------------------------------------------
Futures and swaps and options on futures                                x/    x/   x/    x/    x/   x/    x/   x/    x/
-------------------------------------------------------------------------------------------------------------------------------
Equity swaps                                                            x/    x/   x/    x/    x/   x/    x/   x/
-------------------------------------------------------------------------------------------------------------------------------
Illiquid securities limited to 10% of fund's net assets                                                                    x/
-------------------------------------------------------------------------------------------------------------------------------
Illiquid securities limited to 15% of fund's net assets                 x/    x/   x/    x/    x/   x/    x/   x/    x/
===============================================================================================================================

1 Under the Investment Company Act, repurchase agreements and reverse dollar roll transactions are considered to be loans by a Fund and must be fully collateralized by collateral assets. If the seller defaults on its obligations to repurchase the underlying


                                       16



      security, a Fund may experience delay or difficulty in exercising its rights to realize upon the security, may incur a loss if the value of the security declines and may incur disposition costs in liquidating the security.
2 The Manager will not use leverage for the Short Bond Fund if, as a result, the Fund's portfolio duration would not be comparable to or less than that of three-year U.S. Treasury notes.
3 The Fund also may enter into forward commitments to sell high-grade liquid debt securities it does not own at the time of entering such commitments.
4 A Fund will not enter into any options on securities, securities indices or currencies or related options (including options on futures) if the sum of the initial margin deposits and premiums paid for any such option or options would exceed 5% of its total assets, and it will not enter into options with respect to more than 25% of its total assets.
5 A Fund does not enter into any futures contracts or related options if the sum of initial margin deposits on futures contracts, related options (including options on securities, securities indices and currencies) and premiums paid for any such related options would exceed 5% of its total assets. A Fund does not purchase futures contracts or related options if, as a result, more than one-third of its total assets would be so invested.
6 A Fund that may invest in forward currency contracts may not invest more than one-third of its assets in such contracts.


Borrowing

Subject to the limits set forth in the Prospectus, the Funds may pledge their assets in connection with borrowings. A Fund will not purchase any securities while any borrowings exceed 5% of its total assets (excluding, in the case of the Short Bond Fund, fully collateralized reverse repurchase agreements and dollar roll transactions), except that the Growth, Small Cap Opportunities, International Growth, Select 50, Asset Allocation and Equity Income Funds may not purchase securities if such borrowings exceed 10% of their total assets.

Defensive Investments and Portfolio Turnover

Notwithstanding its investment objective, each Fund may adopt up to a 100% cash or cash equivalent position for temporary defensive purposes to protect against erosion of its capital base. Depending upon the Manager's analysis of the various markets and other considerations, all or part of the assets of a Fund may be held in cash and cash equivalents (denominated in U.S. dollars or foreign currencies), such as U.S. government securities or obligations issued or guaranteed by the government of a foreign country or by an international organization designed or supported by multiple foreign governmental entities to promote economic reconstruction or development, high-quality commercial paper, time deposits, savings accounts, certificates of deposit, bankers' acceptances and repurchase agreements with respect to all of the foregoing. Such investments also may be made for temporary purposes pending investment in other securities and following substantial new investment in a Fund.

Portfolio securities are sold whenever the Manager believes it appropriate to further the Fund's investment objective or when it appears that a position of the desired size cannot be accumulated. Portfolio turnover generally involves some expense to a Fund, including brokerage commissions, dealer mark-ups and other transaction costs, and may result in the recognition of capital gains that may be distributed to shareholders. See "Financial Highlights" for portfolio turnover information. Even when portfolio turnover exceeds 100% for a Fund that Fund does not regard portfolio turnover as a limiting factor. Portfolio turnover in excess of 100% is considered high, increases brokerage costs incurred by a Fund and may cause recognition of gain by shareholders.

Hedging and Risk Management Practices

In seeking to protect against the effect of adverse changes in financial markets or against currency exchange rate or interest rate changes that are adverse to the present or prospective positions of the Funds, each of the Funds may employ certain risk management practices using certain derivative securities and techniques (known as Derivatives). Markets in some countries currently do not have instruments available for hedging transactions. To the extent that such instruments do not exist, the Manager may not be able to hedge its investment effectively in such countries. Furthermore, a Fund engages in hedging activities only when the Manager deems it to be appropriate and does not necessarily engage in hedging transactions with respect to each investment.

Hedging transactions involve certain risks. While a Fund may benefit from the use of hedging positions, unanticipated changes in interest rates or securities prices may result in poorer overall performance for a Fund than if it had not entered into a hedging position. If the correlation between a hedging position and a portfolio position is not properly protected, the desired protection may not be obtained and the Fund may be exposed to risk of financial loss. In addition, a Fund pays commissions and other costs in connection with such investments.

Investment Restrictions

The investment objective of each Fund is fundamental and may not be changed without shareholder approval but, unless otherwise stated, each Fund's other investment policies may be changed by its Trust's Board. If there is a change in the investment objective or policies of any Fund, shareholders should consider whether that Fund remains an appropriate investment in light of their then-current financial positions and needs. The Funds are subject to additional investment policies and restrictions described in the Statement of Additional Information, some of which are fundamental.

The Equity Income, Select 50 and Small Cap Opportunities Funds have reserved the right, if approved by the Board, to convert in the future to a "feeder" fund that would invest all of its assets in a "master" fund having substantially the same investment objective, policies and restrictions. At least 30-days' prior written notice of any such action would be given to all shareholders if and when such a proposal is approved, although no such action has been proposed as of the date of this Prospectus.

Risk Considerations

Small Companies

The Small Cap Opportunities and International Small Cap Funds emphasize, and the Select 50, International Growth, Growth, and Asset Allocation Funds may make investments in, smaller companies that may benefit from the development of new products and services. Such smaller companies may present greater opportunities for capital appreciation but may involve greater risk than larger, more mature issuers. Such smaller companies may have limited product lines, markets or financial resources, and their securities may trade less frequently and in more limited volume than those of larger, more mature companies. As a result, the prices of their securities may fluctuate more than those of larger issuers.

Foreign Securities

The Domestic Equity, Select 50, Asset Allocation and International Funds have the right to purchase securities in foreign countries. Accordingly, shareholders should consider carefully the substantial risks involved in investing in securities issued by companies and governments of foreign nations, which are in addition to the usual risks of loss inherent in domestic investments. The Select 50 and International Funds, particularly the Emerging Markets Fund, may invest in securities of companies domiciled in, and in markets of, so-called "emerging market countries." These investments may be subject to higher risks than investments in more developed countries.

Foreign investments involve the possibility of expropriation, nationalization or confiscatory taxation, taxation of income earned in foreign nations (including, for example, withholding taxes on interest and dividends) or other taxes imposed with respect to investments in foreign nations, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country and repatriation of investments), default in foreign government securities, and political or social instability or diplomatic developments that could adversely affect investments. In addition, there is often less publicly available information about foreign issuers than those in the U.S. Foreign companies are often not subject to uniform accounting, auditing and financial reporting standards. Further, these Funds may encounter difficulties in pursuing legal remedies or in obtaining judgments in foreign courts. Additional risk factors, including use of domestic and foreign custodian banks and depositories, are described elsewhere in the Prospectus and in the Statement of Additional Information.

Brokerage commissions, fees for custodial services and other costs relating to investments in other countries are generally greater than in the U.S. Foreign markets have different clearance and settlement procedures from those in the U.S., and certain markets have experienced times when settlements did not keep pace with the volume of securities transactions. The inability of a Fund to make intended security purchases due to settlement difficulties could cause it to miss attractive investment opportunities. Inability to sell a portfolio security due to settlement problems could result in loss to the Fund if the value of the portfolio security declined or result in claims against the Fund. In certain countries, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than in the U.S. The securities markets of many of the countries in which these Funds may invest may also be smaller, less liquid, and subject to greater price volatility than those in the U.S.

Because certain foreign securities may be denominated in foreign currencies, the value of such securities will be affected by changes in currency exchange rates and in exchange control regulations, and costs will be incurred in connection with conversions between currencies. A change in the value of a foreign currency against the U.S. dollar results in a corresponding change in the U.S. dollar value of a Fund's securities denominated in the currency. Such changes also affect the Fund's income and distributions to shareholders. A Fund may be affected either favorably or unfavorably by changes in the relative rates of exchange between the currencies of different nations, and a Fund may therefore engage in foreign currency hedging strategies. Such strategies, however, involve certain transaction costs and investment risks, including dependence upon the Manager's ability to predict movements in exchange rates.

Some countries in which one of these Funds may invest also may have fixed or managed currencies that are not freely convertible at market rates into the U.S. dollar. Certain currencies may not be internationally traded. A number of these currencies have experienced steady devaluation relative to the U.S. dollar, and such devaluations in the currencies may have a detrimental impact on the Fund. Many countries in which a Fund may invest have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuation in inflation rates may have negative effects on certain economies and securities markets. Moreover, the economies of some countries may differ favorably or unfavorably from the U.S. economy in such respects as the rate of growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments. Certain countries also limit the amount of foreign capital that can be invested in their markets and local companies, creating a "foreign premium" on capital investments available to foreign investors such as the Fund. The Fund may pay a "foreign premium" to establish an investment position which it cannot later recoup because of changes in that country's foreign investment laws.

Lower Quality Debt

The Select 50 and International Funds are authorized to invest in medium-quality (rated or equivalent to BBB by S&P or Fitch's or Baa by Moody's) and in limited amounts of high-risk debt securities below investment grade quality. Medium quality debt securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than with higher grade debt securities.

As an operating policy, which may be changed by the Board without shareholder approval, these Funds do not invest more than 5% of their total assets in debt securities below investment grade, also known as "junk bonds". The Board may consider a change in this operating policy if, in its judgment, economic conditions change such that a higher level of investment in high-risk, lower quality debt securities would be consistent with the interests of these Funds and their shareholders. Unrated debt securities are not necessarily of lower quality than rated securities but may not be attractive to as many buyers. Regardless of rating levels, all debt securities considered for purchase (whether rated or unrated) are analyzed by the Manager to determine, to the extent reasonably possible, that the planned investment is sound. From time to time, these Funds may purchase defaulted debt securities if, in the opinion of the Manager, the issuer may resume interest payments in the near future.

Diversification

Diversifying a fund's portfolio can reduce the risks of investing by limiting the portion of your investment in any one issuer or industry. Less diversified funds may be more sensitive to changes in the market value of a single issuer or industry. The Select 50 Fund may present greater risk than is usually associated with widely diversified mutual funds because it may invest in the securities of as few as 50 issuers. Therefore, the Select 50 Fund is not appropriate as your sole investment.

Interest Rates

The market value of debt securities that are interest-rate sensitive is inversely related to changes in interest rates. That is, an interest rate decline produces an increase in a security's market value and an interest rate increase produces a decrease in value. The longer the remaining maturity of a security, the greater the effect of interest rate change. Changes in the ability of an issuer to make payments of interest and principal and in the market's perception of its creditworthiness also affect the market value of that issuer's debt securities.

Prepayments of principal of mortgage-related securities by mortgagors or mortgage foreclosures affect the average life of the mortgage-related securities in a Fund's portfolio. Mortgage prepayments are affected by the level of interest rates and other factors, including general economic conditions and the underlying location and age of the mortgage. In periods of rising interest rates, the prepayment rate tends to decrease, lengthening the average life of a pool of mortgage-related securities. In periods of falling interest rates, the prepayment rate tends to increase, shortening the average life of a pool. Because prepayments of principal generally occur when interest rates are declining, it is likely that the Fixed Income Funds, and the Asset Allocation Fund, to the extent it retains the same percentage of debt securities, may have to reinvest the proceeds of prepayments at lower interest rates than those of their previous investments. If this occurs, a Fund's yield will correspondingly decline. Thus, mortgage-related securities may have less potential for capital appreciation in periods of falling interest rates than other fixed-income securities of comparable duration, although they may have a comparable risk of decline in market value in periods of rising interest rates. To the extent that the Fixed Income Funds or the Asset Allocation Fund purchase mortgage-related securities at a premium, unscheduled prepayments, which are made at par, result in a loss equal to any unamortized premium. Duration is one of the fundamental tools used by the Manager in managing interest rate risks including prepayment risks. See "Duration" in the Glossary.

Management Of The Funds

The Montgomery Funds and The Montgomery Funds II (the "Trusts") each has a Board of Trustees that establishes its Funds' policies and supervises and reviews their management. Day-to-day operations of the Funds are administered by the officers of the Trusts and by the Manager pursuant to the terms of an investment management agreement with each Fund.

Montgomery Asset Management, L.P., is the Funds' Manager. The Manager, a California limited partnership, was formed in 1990 as an investment adviser registered as such with the SEC under the Investment Advisers Act of 1940, as amended, and since then has advised private accounts as well as the Funds. Its general partner is Montgomery Asset Management, Inc., and its sole limited partner is Montgomery Securities, the Funds' Distributor. Under the Investment Company Act, both Montgomery Asset Management, Inc. and Montgomery Securities may be deemed control persons of the Manager. Although the operations and management of the Manager are independent from those of Montgomery Securities, the Manager may draw upon the research and administrative resources of
Montgomery Securities in its discretion and consistent with applicable regulations.

portfolio managers

John D. Boich is a managing director and senior portfolio manager. From 1990 to 1993, he was vice president and portfolio manager at The Boston Company
Institutional Investors Inc. From 1989 to 1990, he was the founder and co-manager of The Common Goal World Fund, a global equity partnership. From 1987 to 1989, Mr. Boich worked as a financial adviser with Prudential-Bache Securities and E.F. Hutton & Company. Mr. Boich, together with Mr. Castro, manages the International Small Cap Fund and the International Growth Fund.

John H. Brown, CFA, is a managing director and senior portfolio manager. Preceding his arrival at the Manager in May 1994, Mr. Brown was an analyst and portfolio manager at Merus Capital Management in San Francisco, California from June 1986. Mr. Brown manages the Equity Income Fund.

Michael Carmen, CFA, is a vice president and portfolio manager. From 1993 until joining the Manager in 1996, he was a vice president and Associate portfolio manager with State Street Research and Management Company in Boston where he assisted with the management of capital appreciation and growth portfolios. Before then, he was a Senior Equity Analyst with State Street and, from 1991 to 1992, with Cigna Investments in Hartford. Mr. Carmen, as a key member of the growth equity team (which includes also Mr. Honour and Mr. Pratt), manages the Growth Fund, the Small Cap Opportunities Fund and the equity component of the Asset Allocation Fund.

Oscar A. Castro is a managing director and senior portfolio manager. Before joining the Manager, he was vice president/portfolio manager at G.T. Capital Management, Inc. from 1991 to 1993. From 1989 to 1990, he was co-founder and co-manager of The Common Goal World Fund, a global equity partnership. From 1987 to 1989, he was deputy portfolio manager/analyst at Templeton International. Mr. Castro, together with Mr. Boich, manages the International Growth Fund.

Frank Chiang is a vice president and portfolio manager. From 1993 until joining the Manager in 1996, Mr. Chiang was managing director and portfolio manager at TCW Asia Ltd. in Hong Kong. Mr. Chiang, together with Ms. Ee, Ms. Jimenez, Mr. Sudweeks and Mr. Haslett, manages the Emerging Markets Fund.

Angeline Ee is a vice president and portfolio manager. From 1990 until joining the Manager in July 1994, Ms. Ee was an Investment Manager with AIG Investment Corp. in Hong Kong. From June 1989 until September 1990, Ms. Ee was a co-manager of a portfolio of Asian equities and bonds at Chase Manhattan Bank in Singapore. Ms. Ee, together with Ms. Jimenez, Mr. Sudweeks, Mr. Haslett and Mr. Chiang, manages the Emerging Markets Fund.

Kevin T. Hamilton, Chairman of the Manager's Investment Oversight Committee and a managing director, is responsible for coordinating and implementing the investment decisions of the Manager's equity teams for the Select 50 Fund. The portfolio management teams responsible for the different disciplines used in the Select 50 Fund are described throughout this "portfolio managers" section. From 1985 until joining the Manager in February 1991, Mr. Hamilton was a Senior vice president responsible for investment oversight at Analytic Investment Management in Irvine, California.

Thomas R. Haslett, CFA, is a managing director and senior portfolio manager. From 1987 until joining the Manager in April 1992, Mr. Haslett was a portfolio manager at Gannett, Welsh and Kotler in Boston, Massachusetts. Mr. Haslett, together with Ms. Jimenez, Mr. Sudweeks, Ms. Ee and Mr. Chiang, manages the Emerging Markets Fund.

Roger W. Honour is a managing director and senior portfolio manager. Prior to joining Montgomery Asset Management in June 1993, Mr. Honour spent one year as vice president and portfolio manager at Twentieth Century Investors in Kansas City, Missouri. From 1990 to 1992, he served as vice president and portfolio manager at Alliance Capital Management. From 1978 to 1990, Mr. Honour was a vice president with Merrill Lynch Capital Markets. Mr. Honour, as a key member of the growth equity team (which includes also Mr. Pratt and Mr. Carmen), manages the Growth Fund, the Small Cap Opportunities Fund and the equity component of the Asset Allocation Fund.

Josephine S. Jimenez, CFA, is a managing director and senior portfolio manager. From 1988 through 1991, Ms. Jimenez worked at Emerging Markets Investors Corporation/Emerging Markets Management in Washington, D.C. as senior analyst and portfolio manager. Ms. Jimenez, together with Mr. Sudweeks, Mr. Haslett, Mr. Chiang and Ms. Ee, manages the Emerging Markets Fund.

Andrew Pratt, CFA, is a vice president and portfolio manager. He joined Montgomery Asset Management from Hewlett- Packard Company, where he was an equity analyst, managed a portfolio of small capitalization technology companies, and researched private placement and venture capital investments. From 1983 through 1988, he worked in the Capital Markets Group at Fidelity Investments in Boston, Massachusetts. Mr. Pratt, as a key member of the growth equity team (which includes also Mr. Honour and Mr. Carmen), manages the Growth Fund, the Small Cap Opportunities Fund and the equity component of the Asset Allocation Fund.

Bryan L. Sudweeks, Ph.D., CFA, is a managing director and senior portfolio manager. Before joining the Manager, he was a senior analyst and portfolio manager at Emerging Markets Investors Corporation/Emerging Markets Management in Washington, D.C. Previously, he was a Professor of International Finance and Investments at George Washington University and served as Adjunct Professor of International Investments from 1988 until May 1991. Mr. Sudweeks, together with Ms. Jimenez, Mr. Haslett, Ms. Ee and Mr. Chiang, manages the Emerging Markets Fund. Mr. Sudweeks is also a Portfolio Strategist for the International Growth Fund.

William C. Stevens is a managing director and a senior portfolio manager. At Barclays de Zoete Wedd Securities from 1991 to 1992, he started its CMO and asset-backed securities trading. Mr. Stevens traded stripped mortgage securities and mortgage-related interest rate swaps for the First Boston Corporation from 1990 to 1991, and while with Drexel Burnham Lambert from 1984 to 1990 was responsible for the origination and trading of all derivative mortgage-related securities. Mr. Stevens manages the Short Government Bond Fund and the Government Reserve Fund. Mr. Stevens is also the portfolio manager for the fixed-income and cash components of the Asset Allocation Fund.

Management Fees and Other Expenses

The Manager provides the Funds with advice on buying and selling securities, manages the Funds' investments, including the placement of orders for portfolio transactions, furnishes the Funds with office space and certain administrative services, and provides personnel needed by the Funds with respect to the Manager's responsibilities under the Manager's Investment Management Agreement with each Fund. The Manager also compensates the members of the Trusts' Boards of Trustees who are interested persons of the Manager, and assumes the cost of printing prospectuses and shareholder reports for dissemination to prospective investors. As compensation, each Fund pays the Manager a management fee (accrued daily but paid when requested by the Manager) based upon the value of the average daily net assets of that Fund, according to the following table.

The management  fees for the Domestic  Equity,  Select 50, Asset  Allocation and
International Funds are higher than for most mutual funds.

                                                      Average Daily Net Assets           Management Fee
                                                                                          (Annual Rate)
-------------------------------------------------------------------------------------------------------
Montgomery Growth Fund                                First $500 million                     1.00%
                                                      Next $500 million                      0.90%
                                                      Over $1 billion                        0.80%
------------------------------------------------------------------------------------------------------
Montgomery Equity Income Fund                         First $500 million                     0.60%
                                                      Over $500 million                      0.50%
------------------------------------------------------------------------------------------------------
Montgomery Small Cap Opportunities Fund               First $200 million                     1.20%
                                                      Next $300 million                      1.10%
                                                      Over $500 million                      1.00%
------------------------------------------------------------------------------------------------------
Montgomery International Small Cap Fund               First $250 million                     1.25%
                                                      Over $250 million                      1.00%
------------------------------------------------------------------------------------------------------
Montgomery International Growth Fund                  First $500 million                     1.10%
                                                      Next $500 million                      1.00%
                                                      Over $1 billion                        0.90%
------------------------------------------------------------------------------------------------------
Montgomery Emerging Markets Fund                      First $250 million                     1.25%
                                                      Over $250 million                      1.00%
------------------------------------------------------------------------------------------------------
Montgomery Select 50 Fund                             First $250 million                     1.25%
                                                      Next $250 million                      1.00%
                                                      Over $500 million                      0.90%
------------------------------------------------------------------------------------------------------
Montgomery Asset Allocation Fund                      First $500 million                     0.80%
                                                      Over  $500 million                     0.65%
------------------------------------------------------------------------------------------------------
Montgomery Short Government Bond Fund                 First $500 million                     0.50%
                                                      Over  $500 million                     0.40%
------------------------------------------------------------------------------------------------------
Montgomery Government Reserve Fund                    First $250 million                     0.40%
                                                      Next  $250 million                     0.30%
                                                      Over  $500 million                     0.20%
======================================================================================================

The Manager also serves as the Funds' Administrator (the "Administrator"). The Administrator performs services with regard to various aspects of each Fund's administrative operations. As compensation, the Funds pay the Administrator a monthly fee at the following annual rates: each of the Growth, Equity Income and Allocation Funds pays seven one-hundredths of one percent (0.07%) of average daily net assets (0.06% of average daily net assets over $500 million); each of the Small Cap Opportunities, Select 50, Emerging Markets, International Small Cap and International Growth Funds pays seven one-hundredths of one percent (0.07%) of average daily net assets (0.06% of daily net assets over $250 million); each of the Short and Reserve Funds pays five one-hundredths of one percent (0.05%) of average daily net assets (0.04% of average daily net assets over $500 million and the Reserve Fund over $250 million).

Each Fund is responsible for its own operating expenses including, but not limited to: the Manager's fees; taxes, if any; brokerage and commission expenses, if any; interest charges on any borrowings; transfer agent, administrator, custodian, legal and auditing fees; shareholder servicing fees including fees to third party servicing agents; fees and expenses of Trustees who are not interested persons of the Manager; salaries of certain personnel; costs and expenses of calculating its daily net asset value; costs and expenses of accounting, bookkeeping and recordkeeping required under the Investment Company Act; insurance premiums; trade association dues; fees and expenses of registering and maintaining registration of its shares for sale under federal and applicable state securities laws; all costs associated with shareholders meetings and the preparation and dissemination of proxy materials, except for meetings called solely for the benefit of the Manager or its affiliates; printing and mailing prospectuses, statements of additional information and reports to shareholders; and other expenses relating to that Fund's operations, plus any extraordinary and nonrecurring expenses that are not expressly assumed by the Manager.

Rule 12b-1 adopted by the Securities and Exchange Commission (the "SEC") under the Investment Company Act permits an investment company directly or indirectly to pay expenses associated with the distribution of its shares ("distribution expenses") in accordance with a plan adopted by the investment company's Board of Trustees and approved by its shareholders. Pursuant to that Rule, the Trust's Board of Trustees and the initial shareholder of the Class P shares of each Fund have approved, and each Fund has entered into, a Share Marketing Plan (the "Plan") with the Manager, as the distribution coordinator, for the Class P shares. Under the Plan, each Fund will pay distribution fees to the Manager at an annual rate of 0.25% of the Fund's aggregate average daily net assets attributable to its Class P shares, to reimburse the Manager for its distribution costs with respect to that Class.

The Plan provides that the Manager may use the distribution fees received from the Class to pay for the distribution expenses of that Class, including, but not limited to (i) incentive compensation paid to the directors, officers and employees of, agents for and consultants to, the Manager or any other broker-dealer or financial institution that engages in the distribution of that Class; and (ii) compensation to broker-dealers, financial institutions or other persons for providing distribution assistance with respect to that Class. Distribution fees may also be used for (i) marketing and promotional activities, including, but not limited to, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising for that Class; (ii) costs of printing and distributing prospectuses, statements of additional information and reports of the Funds to prospective investors in that Class; (iii) costs involved in preparing, printing and distributing sales literature pertaining to the Funds and that Class; and (iv) costs involved obtaining whatever information, analysis and reports with respect to marketing and promotional activities that the Funds may, from time to time, deem advisable with respect to the distribution of that Class. Distribution fees are accrued daily and paid monthly, and are charged as expenses of the Class P shares as accrued.

In adopting the Plan, the Board of Trustees determined that there was a reasonable likelihood that the Plan would benefit the Funds and the shareholders of Class P shares. Information with respect to distribution revenues and expenses is presented to the Board of Trustees quarterly for their consideration in connection with their deliberations as to the continuance of the Plan. In their review of the Plan, the Board of Trustees are asked to take into consideration expenses incurred in connection with the separate distribution of the Class P shares. The Class P shares are not obligated under the Plan to pay any distribution expenses in excess of the distribution fee. Thus, if the Plan was terminated or otherwise not continued, no amounts (other than current amounts accrued but not yet paid) would be owed by the Class to the Manager.

The distribution fee attributable to the Class P shares is designed to permit an investor to purchase Class P shares through financial planners, retirement and pension plan administrators, broker-dealers and other financial intermediaries without the assessment of a front-end sales charge and at the same time to permit the Manager to compensate those persons on an ongoing basis in connection with the sale of the Class P shares.

The Plan provides that it shall continue in effect from year to year provided that a majority of the Board of Trustees of the Trusts, including a majority of the Trustees who are not "interested persons" of the Trusts (as defined in the Investment Company Act) and who have no direct or indirect financial interest in the operation of the Plan or any agreement related to the Plan (the "Independent Trustees"), vote annually to continue the Plan. The Plan may be terminated at any time by vote of a majority of the independent Trustees or of a majority of the outstanding shares (as defined in the Investment Company Act) of the Class P shares.

All distribution fees paid by the Funds under the Plan will be paid in accordance with Rule 2830 of the NASD Rules of Conduct.

For certain Funds, the Manager has agreed to reduce its management fee if necessary to keep total annual operating expenses at or below the lesser of the maximum allowable by applicable state expense limitations or the following percentages of each Fund's average net assets (before Rule 12b-1 fees): the Growth Fund, one and five-tenths of one percent (1.50%); the Equity Income Fund, eighty-five one-hundredths of one percent (0.85%); the Small Cap Opportunities Fund, one and five-tenths of one percent (1.50%); the International Growth Fund, one and sixty-five one-hundredths of one percent (1.65%); the Select 50 Fund, one and eight-tenths of one percent (1.80%); the Emerging Markets and International Small Cap Funds, one and nine-tenths of one percent (1.90%); the Asset Allocation Fund, one and three-tenths of one percent (1.30%); the Short Government Bond Fund, seven-tenths of one percent (0.70%); and the Government Reserve Fund, six-tenths of one percent (0.60%). The Manager also may voluntarily reduce additional amounts to increase the return to a Fund's investors. The Manager may terminate these voluntary reductions at any time. Any reductions made by the Manager in its fees are subject to reimbursement by that Fund within the following two years (three years for the Asset Allocation Fund), provided that the Fund is able to effect such reimbursement and remain in compliance with applicable expense limitations. The Manager generally seeks reimbursement for the oldest reductions and waivers before payment by the Funds for fees and expenses for the current year.

In addition, the Manager may elect to absorb operating expenses that a Fund is obligated to pay to increase the return to that Fund's investors. If the Manager performs a service or assumes an operating expense for which a Fund is obligated to pay and the performance of such service or payment of such expense is not an obligation of the Manager under the Investment Management Agreement, the Manager is entitled to seek reimbursement from that Fund for the Manager's costs incurred in rendering such service or assuming such expense. The Manager also may compensate broker-dealers and other intermediaries that distribute a Fund's shares as well as other service providers of shareholder and administrative services. The Manager may also sponsor seminars and educational programs on the Funds for financial intermediaries and shareholders.

The Manager considers a number of factors in determining which brokers or dealers to use for each Fund's portfolio transactions. While these factors are more fully discussed in the Statement of Additional Information, they include, but are not limited to, reasonableness of commissions, quality of services and execution and availability of research that the Manager may lawfully and appropriately use in its investment management and advisory capacities. Provided the Funds receive prompt execution at competitive prices, the Manager also may consider sale of a Fund's shares as a factor in selecting broker-dealers for that Fund's portfolio transactions. It is anticipated that Montgomery Securities may act as one of the Funds' brokers in the purchase and sale of portfolio securities and, in that capacity, will receive brokerage commissions from the Funds. The Funds will use Montgomery Securities as its broker only when, in the judgment of the Manager and pursuant to review by the Boards, Montgomery Securities will obtain a price and execution at least as favorable as that available from other qualified brokers. See "Execution of Portfolio Transactions" in the Statement of Additional Information for further information regarding Fund policies concerning execution of portfolio transactions.

Investors Fiduciary Trust Company, 127 West 10th Street, Kansas City, Missouri 64105, serves as the master transfer agent for the Funds (the "Master Transfer Agent") and performs certain recordkeeping and accounting functions. The Master Transfer Agent delegates certain transfer agent functions to DST Systems, Inc., P.O. Box 419073, Kansas City, Missouri 64141-6073, the Funds' transfer agent (the "Transfer Agent"). Morgan Stanley Trust Company, located at One Pierrepont Plaza, Brooklyn, New York 11201, serves as the Funds' principal custodian (the "Custodian").

How To Contact The Funds

For information on the Funds or your account, call a Montgomery Shareholder Service Representative at:

                                 (800) 572-3863

Mail  your  completed   application,   any  checks,   investment  or  redemption
instructions and correspondence to:

            Regular Mail                       Express Mail or Overnight Service
            The Montgomery Funds               The Montgomery Funds
            c/o DST Systems, Inc.              c/o DST Systems, Inc.
            P.O. Box 419073                    1004 Baltimore St.
            Kansas City, MO  64141-6073        Kansas City, MO  64105

Visit the Montgomery World Wide Web Site at:

                           www.xperts.montgomery.com/1

How To Invest In The Funds

The Funds' shares are offered only through financial intermediaries and financial professionals, with no sales load, at their next-determined net asset value after receipt of an order with payment. The Funds' shares are offered for sale by Montgomery Securities, the Funds' Distributor, 600 Montgomery Street, San Francisco, California 94111, (800) 572-3863, and through selected securities brokers and dealers.

If an order, together with payment in proper form, is received by the Transfer Agent, Montgomery Securities or certain administrators of 401(k) and other retirement plans by 4:00 p.m., New York time, on any day that the New York Stock Exchange ("NYSE") is open for trading, Fund shares will be purchased at the Fund's next-determined net asset value. Orders and payment for the Government Reserve Fund must be received by 12:00 noon, New York time. Orders for Fund shares received after the Funds' cutoff times will be purchased at the next-determined net asset value after receipt of the order. Shares of the Fixed Income Funds will not be priced on a national bank holiday.

The minimum initial investment in each Fund is $1,000 (including IRAs) and $100 for subsequent investments. The Manager or the Distributor, in its discretion, may waive these minimums. The Funds do not accept third party checks or cash investments. Checks must be in U.S. dollars and, to avoid fees and delays, drawn only on banks located in the U.S. Purchases may also be made in certain circumstances by payment of securities. See the Statement of Additional Information for further details.



Initial Investments

Minimum Initial Investment (including IRAs):                 $1,000

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Initial Investments by Check
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         o Complete the Account Application. Tell us in which Fund(s) you want to invest and make your check payable to The Montgomery Funds.

         o  A charge may be imposed on checks that do not clear.

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Initial Investments by Wire
--------------------------------------------------------------------------------

         o Call the Transfer Agent to tell them you intend to make your initial investment by wire. Provide the Transfer Agent with your name, dollar amount to be invested and Fund(s) in which you want to invest. They will provide you with further instructions to complete your purchase. Complete information regarding your account must be included in all wire instructions to ensure accurate handling of your investment.

         o Request your bank to transmit immediately available funds by wire for purchase of shares in your name to the following:

                     Investors Fiduciary Trust Company
                     ABA #101003621
                     For: DST Systems, Inc.
                     Account #7526601
                     Attention: The Montgomery Funds
                     For Credit to: (shareholder(s) name)
                     Shareholder Account Number: (shareholder(s) account number) Name of Fund: (Montgomery Fund name)

         o  Your bank may charge a fee for any wire transfers.

         o The Funds and the Distributor each reserve the right to reject any purchase order in whole or in part.


Subsequent Investments

Minimum Subsequent Investment (including IRAs):                   $100

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Subsequent Investments by Check
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         o Make your check payable to The Montgomery Funds. Enclose an investment stub with your check. If you do not have an investment stub, mail your check with written instructions indicating the Fund name and account number to which your investment should be credited.

         o  A charge may be imposed on checks that do not clear.

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Subsequent Investments by Wire
--------------------------------------------------------------------------------

         o You do not need to contact the Transfer Agent prior to making subsequent investments by wire. Instruct your bank to wire funds to the Transfer Agent's affiliated bank by using the bank wire information under "Initial Investments by Wire."

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Subsequent Investments by Telephone
--------------------------------------------------------------------------------

         o Shareholders are automatically eligible to make telephone purchases. To make a purchase, call the Transfer Agent at (800) 572-3863 before the Fund cutoff time.

         o Shares of the Government Reserve Fund and shares for IRAs may not be purchased by phone.

         o The maximum telephone purchase is an amount up to five times your account value on the previous day.

         o Payments for shares purchased must be received by the Transfer Agent within three business days after the purchase request. Write your confirmed purchase number on your check or include it in your wire instructions.

         o You should do one of the following to ensure payment is received in time:

                  o Transfer funds directly from your bank account by sending a letter and a voided check or deposit slip (for a savings account) to the Transfer Agent.

                  o  Send a check by overnight or 2nd day courier service.

                  o Instruct your bank to wire funds to the Transfer Agent's affiliated bank by using the bank wire information under the section titled "Initial Investments by Wire."


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Automatic Account Builder ("AAB")
--------------------------------------------------------------------------------

         o AAB will be established on existing accounts only. You may not use an AAB investment to open a new account. The minimum automatic investment amount is each Fund's subsequent investment minimum.

         o  Your bank must be a member of the Automated Clearing House.

         o To establish AAB, attach a voided check (checking account) or preprinted deposit slip (savings account) from your bank account to your Montgomery account application or your letter of instruction. Investments will automatically be transferred into your Montgomery account from your checking or savings account.

         o Investments may be transferred either monthly or quarterly on or up to two business days before the 5th or 20th day of the month. If no day is specified on your account application or your letter of instruction, the 20th of each month will be selected.

         o You should allow 20 business days for this service to become effective.

         o You may cancel your AAB at any time by sending a letter to the Transfer Agent. Your request will be processed upon receipt.


Telephone Transactions

You agree to reimburse the Funds for any expenses or losses incurred in connection with transfers from your accounts, including any caused by your bank's failure to act in accordance with your request or its failure to honor your debit. If your bank makes erroneous payments or fails to make payment after shares are purchased on your behalf, any such purchase may be canceled and this privilege terminated immediately. This privilege may be discontinued at any time by the Funds upon 30- days' written notice or at any time by you by written notice to the Funds. Your request will be processed upon receipt.

Although Fund shares are priced at the net asset value next-determined after receipt of a purchase request, shares are not purchased until payment is received. Should payment not be received when required, the Transfer Agent will cancel the telephone purchase request and you may be responsible for any losses incurred by a Fund. The Funds and the Transfer Agent will not be liable for following instructions communicated by telephone reasonably believed to be genuine. The Funds employ reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures include recording certain telephone calls, sending a confirmation and requiring the caller to give a special authorization number or other personal information not likely to be known by others. The Fund and Transfer Agent may be liable for any losses due to unauthorized or fraudulent telephone transactions only if such reasonable procedures are not followed.

Retirement Plans

Except for the Tax-Free Funds, shares of the Funds are available for purchase by any retirement plan, including Keogh plans, 401(k) plans, 403(b) plans and IRAs. Certain of the Funds are available for purchase through administrators for retirement plans. Investors who purchase shares as part of a retirement plan should address inquiries and seek investment servicing from their plan administrators. Plan administrators may receive compensation from the Funds for performing shareholder services.

Share Certificates

Share certificates will not be issued by the Funds. All shares are held in non-certificated form registered on the books of the Funds and the Transfer Agent for the account of the shareholder.

How To Redeem An Investment In The Funds

The Funds will redeem all or any portion of an investor's outstanding shares upon request. Redemptions can be made on any day that the NYSE is open for trading (except national bank holidays for the Fixed Income Funds). The redemption price is the net asset value per share next determined after the shares are validly tendered for redemption and such request is received by the Transfer Agent or, in the case of repurchase orders, Montgomery Securities or other securities dealers. Payment of redemption proceeds is made promptly regardless of when redemption occurs and normally within three days after receipt of all documents in proper form, including a written redemption order with appropriate signature guarantee. Redemption proceeds will be mailed or wired in accordance with the shareholder's instructions. The Funds may suspend the right of redemption under certain extraordinary circumstances in accordance with the rules of the SEC. In the case of shares purchased by check and redeemed shortly after the purchase, the Transfer Agent will not mail redemption proceeds until it has been notified that the monies used for the purchase have been collected, which may take up to 15 days from the purchase date. Shares tendered for redemptions through brokers or dealers (other than the Distributor) may be subject to a service charge by such brokers or dealers. Procedures for requesting a redemption are set forth below.

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Redeeming by Written Instruction
--------------------------------------------------------------------------------

         o Write a letter giving your name, account number, the name of the Fund from which you wish to redeem and the dollar amount or number of shares you wish to redeem.

         o Signature guarantee your letter if you want the redemption proceeds to go to a party other than the account owner(s), your predesignated bank account or if the dollar amount of the redemption exceeds $50,000. Signature guarantees may be provided by an eligible guarantor institution such as a commercial bank, an NASD member firm such as a stock broker, a savings association or national securities exchange. Contact the Transfer Agent for more information.

         o If you do not have a predesignated bank account and want to wire your redemption proceeds, include a voided check or deposit slip with your letter. The minimum amount that may be wired is $500 (wire charges, if any, will be deducted from redemption proceeds). The Fund reserves the right to permit lesser wire amounts or fees in the Manager's discretion.


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Redeeming by Check
--------------------------------------------------------------------------------

         o Checkwriting is available on the Government Reserve and Short Government Bond Funds.

         o The minimum amount per check is $250. A check for less may be returned to you.

         o  All  checks  will  require  only  one  signature   unless  otherwise
            indicated.

         o Checks should not be used to close accounts with fluctuating net asset values (e.g. the Short Government Bond Fund).

         o  Checks will be returned to you at the end of each month.

         o  Checkwriting   privileges   may  not  be  available  for  Montgomery
            Securities brokerage accounts.

         o  A charge may be imposed for any stop payments requested.


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Redeeming By Telephone
--------------------------------------------------------------------------------

         o Unless you have declined telephone redemption privileges on your account application, you may redeem shares up to $50,000 by calling the Transfer Agent before the Fund cutoff time.

         o If you included bank wire information on your account application or made subsequent arrangements to accommodate bank wire redemptions, you may request that the Transfer Agent wire your redemption proceeds to your bank account. Allow at least two business days for redemption proceeds to be credited to your bank account. If you want to wire your redemption proceeds to arrive at your bank on the same business day (subject to bank cutoff times), there is a $10 fee.

         o Telephone redemption privileges will be suspended 30 days after an address change. All redemption requests during this period must be in writing with a guaranteed signature.

         o Telephone redemption privileges may be cancelled after an account is opened by instructing the Transfer Agent in writing. Your request will be processed upon receipt. This service is not available for IRA accounts.

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By establishing telephone redemption privileges, a shareholder authorizes the Funds and the Transfer Agent to act upon the instruction of the shareholder or his or her designee by telephone to redeem from the account for which such service has been authorized and transfer the proceeds to a bank or other account designated in the Authorization. When a shareholder appoints a designee on the Account Application or by other written authorization, the shareholder agrees to be bound by the telephone redemption instructions given by the shareholder's designee. The Funds may change, modify or terminate these privileges at any time upon 60-days' notice to shareholders. The Funds will not be responsible for any loss, damage, cost or expense arising out of any transaction that appears on the shareholder's confirmation after 30 days following mailing of such confirmation. See discussion of Fund telephone procedures and liability under "Telephone Transactions."

Shareholders may experience delays in exercising telephone redemption privileges during periods of abnormal market activity. During periods of volatile economic or market conditions, shareholders may wish to consider transmitting redemption orders by telegram (not available for IRAs) or overnight courier.

Systematic Withdrawal Plan

Under a Systematic Withdrawal Plan, a shareholder with an account value of $1,000 or more in a Fund may receive (or have sent to a third party) periodic payments (by check or wire). The minimum payment amount is $100 from each Fund account. Payments may be made either monthly or quarterly on the 1st of each month. Depending on the form of payment requested, shares will be redeemed up to five business days before the redemption proceeds are scheduled to be received by the shareholder. The redemption may result in the recognition of gain or loss for income tax purposes.

Small Accounts

Due to the relatively high cost of maintaining smaller accounts, each Fund will redeem shares from any account if at any time, because of redemptions by the shareholder, the total value of a shareholder's account is less than $1,000. If a Fund decides to make an involuntary redemption, the shareholder will first be notified that the value of the shareholder's account is less than the minimum level and will be allowed 30 days to make an additional investment to bring the value of that account at least to the minimum investment required to open an account before the Fund takes any action.

Exchange Privileges And Restrictions

You may exchange shares from another Class P Fund with the same registration, taxpayer identification number and address. An exchange may result in a recognized gain or loss for income tax purposes. See the discussion of Fund telephone procedures and limitations of liability under "Telephone Transactions."

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Purchasing and Redeeming Shares by Exchange
--------------------------------------------------------------------------------

       o You are automatically eligible to make telephone exchanges with your Montgomery account.

       o Exchange purchases and redemptions will be processed using the next-determined net asset value (with no sales charge or exchange fee) after your request is received. Your request is subject to the Funds' cut-off times.

       o Exchange purchases must meet the minimum investment requirements of the Fund you intend to purchase.

       o You may exchange for shares of a Fund only in states where that Fund's shares are qualified for sale and only for Funds offered by this prospectus.

       o You may not exchange for shares of a Fund that is not open to new shareholders unless you have an existing account with that Fund.

       o Because excessive exchanges can harm a Fund's performance, the Trusts reserve the right to terminate your exchange privileges if you make more than four exchanges out of any one fund during a twelve-month period. The Fund may also refuse an exchange into a Fund from which you have redeemed shares within the previous 90 days (accounts under common control and accounts with the same taxpayer identification number will be counted together). Exchanges out of the Fixed Income Funds are exempt. A shareholder's exchanges may be restricted or refused if a Fund receives, or the Manager anticipates, simultaneous orders affecting significant portions of that Fund's assets and, in particular, a pattern of exchanges coinciding with a "market timing" strategy. The Trusts reserve the right to refuse exchanges by any person or group if, in the Manager's judgment, a Fund would be unable to effectively invest the money in accordance with its investment objective and policies, or would otherwise be potentially adversely affected. Although the Trusts attempt to provide prior notice to affected shareholders when it is reasonable to do so, they may impose these restrictions at any time. The exchange limit may be modified for accounts in certain institutional retirement plans to conform to plan exchange limits and U.S. Department of Labor regulations (for those limits, see plan materials). The Trusts reserve the right to terminate or modify the exchange privileges of Fund shareholders in the future.

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Automatic Transfer Service ("ATS")

You may elect systematic exchanges out of the Fixed Income Funds into any other Fund. The minimum exchange is $100. Periodically investing a set dollar amount into a Fund is also referred to as dollar-cost averaging because the number of shares purchased will vary depending on the price per share. Your account with the recipient Fund must meet the applicable minimum of $1,000. Exchanges out of the Fixed Income Funds are exempt from the four exchanges limit policy.

Directed Dividend Service

If you own shares of the Fixed Income Funds, you may elect to use your monthly dividends to automatically purchase additional shares of another Fund. Your account with the recipient Fund must meet the applicable minimum of $1,000.

Brokers and Other Intermediaries

Investing through Montgomery Securities Brokerage Account (Government Reserve Fund Only) Investors with Montgomery Securities brokerage accounts may instruct Montgomery Securities automatically to purchase shares of the Government Reserve Fund when the free credit balance in the investor's brokerage account (including deposits, proceeds of sales of securities, and miscellaneous cash dividends and interest, but not amounts held by Montgomery Securities as collateral for margin obligations to Montgomery Securities) exceeds $100 on each day the NYSE is open for trading other than national bank holidays. Upon request, a free credit balance in a Montgomery Securities brokerage account also may be invested in shares of the Government Reserve Fund following receipt by the Transfer Agent of investor instructions. If such instructions are received after 12:00 noon, New York time, Fund shares will be purchased at the next-determined asset value. Checkwriting privileges may not be available for Montgomery Securities brokerage accounts. For the Government Reserve Fund, the minimum initial investment through an investor's brokerage account with Montgomery Securities is $100.

Investing through Securities Brokers, Dealers and Financial Intermediaries Investors may purchase shares of a Fund from other selected securities brokers, dealers or through financial intermediaries such as benefit plan administrators. Investors should contact these agents directly for appropriate instructions, as well as information pertaining to accounts and any service or transaction fees that may be charged by these agents. Purchase orders through securities brokers, dealers and other financial intermediaries are effected at the next-determined net asset value after receipt of the order by such agent, provided the agent transmits such order on a timely basis to the Transfer Agent so that it is received by 4:00 p.m. (1:00 p.m. for the Government Reserve Fund), New York time, on days that the Fund issues shares. Orders received after that time will be purchased at the next-determined net asset value. To the extent that these agents perform shareholder servicing activities for the Fund, they may receive fees from the Fund for such services.

Automatic Redemption into Montgomery Securities Brokerage Account
(Government Reserve Fund Only)
If a shareholder wishes, the Transfer Agent will redeem shares of the Government Reserve Fund automatically to satisfy debit balances in a shareholder's Montgomery Securities brokerage account or to provide necessary cash collateral for a shareholder's margin obligation to Montgomery Securities. Redemptions also may be effected automatically to settle securities transactions with Montgomery Securities if a shareholder's free credit balance on the day before settlement is insufficient to settle the transactions. Each Montgomery Securities brokerage account will, as of the close of business each day the NYSE is open for trading and is not a national bank holiday, automatically be scanned for debits and pending securities settlements, and, after application of any free credit balances in the account to such debits and pending securities settlements, a sufficient number of shares of the Government Reserve Fund, not to exceed the number of shares in the shareholder's account, will be redeemed on the next day the NYSE is open for trading to satisfy any remaining debits or amounts needed for pending securities settlements.

Redemption Orders Through Brokerage Accounts
Shareholders also may sell shares back to the Funds by wire or telephone through Montgomery Securities or selected securities brokers or dealers. Shareholders should contact their securities broker or dealer for appropriate instructions and for information concerning any transaction or service fee that may be imposed by the broker or dealer. Shareholders are entitled to the net asset value next determined after receipt of a redemption order by such broker-dealer, provided the broker-dealer transmits such order on a timely basis to the Transfer Agent so that it is received by 4:00 p.m., New York time (12:00 noon for the Government Reserve Fund), on a day that the Fund redeems shares. Orders received after that time are entitled to the net asset value next determined after receipt.

How Net Asset Value Is Determined

The net asset value of each Fund is determined once daily as of 4:00 p.m. (12:00 noon for the Government Reserve Fund), New York time, on each day that the NYSE is open for trading (except for bank holidays for the Fixed Income Funds). Per-share net asset value is calculated by dividing the value of each Fund's total net assets by the total number of that Fund's shares then outstanding.

As more fully described in the Statement of Additional Information, portfolio securities are valued using current market valuations: either the last reported sales price or, in the case of securities for which there is no reported last sale and fixed income securities, the mean between the closing bid and asked price. Securities for which market quotations are not readily available or which are illiquid are valued at their fair values as determined in good faith under the supervision of the Trusts' officers, and by the Manager and the Pricing Committee of the Boards, respectively, in accordance with methods that are specifically authorized by the Board. Short-term obligations with maturities of 60 days or less are valued at amortized cost as reflecting fair value.

The value of securities denominated in foreign currencies and traded on foreign exchanges or in foreign markets will be translated into U.S. dollars at the last price of their respective currency denomination against U.S. dollars quoted by a major bank or, if no such quotation is available, at the rate of exchange determined in accordance with policies established in good faith by the Board. Because the value of securities denominated in foreign currencies must be translated into U.S. dollars, fluctuations in the value of such currencies in relation to the U.S. dollar may affect the net asset value of Fund shares even without any change in the foreign-currency denominated values of such securities.

Because foreign securities markets may close before the Funds determine their net asset values, events affecting the value of portfolio securities occurring between the time prices are determined and the time the Funds calculate their net asset values may not be reflected unless the Manager, under supervision of the Board, determines that a particular event would materially affect a Fund's net asset value.

Dividends And Distributions

Each Fund distributes substantially all of its net investment income and net capital gains to shareholders each year. The amount and frequency of Fund distributions are not guaranteed and are at the discretion of the Board. Currently, the Funds intend to distribute according to the following schedule:

==========================================================================================================================
                                         Income Dividends                         Capital Gains
--------------------------------------------------------------------------------------------------------------------------
Equity Funds (except Equity              Declared and paid in November            Declared and paid in November
Income Fund)                             or December each year*                   or December each year*
--------------------------------------------------------------------------------------------------------------------------
Equity Income Fund                       Declared and paid on or about the        Declared and paid in November
                                         last business day of each quarter.       or December each year*
--------------------------------------------------------------------------------------------------------------------------
Multi-Strategy Funds                     Declared and paid in November            Declared and paid in November
                                         or December each year*                   or December each year*
--------------------------------------------------------------------------------------------------------------------------
Fixed-Income Funds                       Declared daily and paid monthly          Declared and paid in November
                                         on or about the last business day        or December each year*
                                         of each month
==========================================================================================================================

* Additional distributions, if necessary, may be made following each Fund's fiscal year end (June 30) in order to avoid the imposition of tax on a Fund.

Unless investors request cash distributions in writing at least seven business days before a distribution, or on the Account Application, all dividends and other distributions will be reinvested automatically in additional shares of the applicable Fund and credited to the shareholder's account at the closing net asset value on the reinvestment date.

Distributions Affect a Fund's Net Asset Value

Distributions are paid to you as of the record date of a distribution of a Fund, regardless of how long you have held the shares. Dividends and capital gains awaiting distribution are included in each Fund's daily net asset value. The share price of a Fund drops by the amount of the distribution, net of any subsequent market fluctuations. For example, assume that on December 31, the Growth Fund declared a dividend in the amount of $0.50 per share. If the Growth Fund's share price was $10.00 on December 30, the Fund's share price on December 31 would be $9.50, barring market fluctuations.

"Buying a Dividend"

If you buy shares of a Fund just before a distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. This is called "buying a dividend." In the example above, if you bought shares on December 30, you would have paid $10.00 per share. On December 31, the Fund would pay you $0.50 per share as a dividend and your shares would now be worth $9.50 per share. Unless your account is a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes even though you may not have participated in the increase of net asset value of the Fund, regardless whether you reinvested the dividends.

Taxation

Except for the newer Funds that intend to elect and qualify as soon as possible, each of the Funds has elected and intends to continue to qualify to be treated as a regulated investment company under Subchapter M of the Code, by distributing substantially all of its net investment income and net capital gains to its shareholders and meeting other requirements of the Code relating to the sources of its income and diversification of assets. Accordingly, the Funds generally will not be liable for federal income tax or excise tax based on net income except to the extent their earnings are not distributed or are distributed in a manner that does not satisfy the requirements of the Code. If a Fund is unable to meet certain Code requirements, it may be subject to taxation as a corporation. Funds investing in foreign securities also may incur tax liability to the extent they invest in "passive foreign investment companies." See "Portfolio Securities" and the Statement of Additional Information.

For federal income tax purposes, any dividends derived from net investment income and any excess of net short-term capital gain over net long-term capital loss that investors (other than certain tax-exempt organizations that have not borrowed to purchase Fund shares) receive from the Funds are considered ordinary income. Part of the distributions paid by the Funds may be eligible for the dividends-received deduction allowed to corporate shareholders under the Code. Distributions of the excess of net long-term capital gain over net short-term capital loss from transactions of a Fund are treated by shareholders as long-term capital gains regardless of the length of time the Fund's shares have been owned. Distributions of income and capital gains are taxed in the manner described above, whether they are taken in cash or are reinvested in additional shares of the Funds.

Each Fund will inform its investors of the source of their dividends and distributions at the time they are paid, and will promptly after the close of each calendar year advise investors of the tax status of those distributions and dividends. Investors (including tax-exempt and foreign investors) are advised to consult their own tax advisers regarding the particular tax consequences to them of an investment in shares of the Funds. Additional information on tax matters relating to the Funds and their shareholders is included in the Statement of Additional Information.

General Information

The Trusts

All of the Funds with the exception of the Asset Allocation Fund are series of The Montgomery Funds, a Massachusetts business trust organized on May 10, 1990. The Asset Allocation Fund is a series of The Montgomery Funds II, a Delaware business trust organized on September 10, 1993. The Agreement and Declarations of Trust of both Trusts permit their Boards to issue an unlimited number of full and fractional shares of beneficial interest, $.01 par value, in any number of series. The assets and liabilities of each series within either of the two Trusts are separate and distinct from each other series.

This Prospectus relates only to the Class P shares of the Funds. The Funds offer other classes of shares to eligible investors and may in the future designate other classes of shares for specific purposes.

Shareholder Rights

Shares issued by the Funds have no preemptive, conversion or subscription rights. Each whole share is entitled to one vote as to any matter on which it is entitled to vote and each fractional share is entitled to a proportionate fractional vote. Shareholders have equal and exclusive rights as to dividends and distributions as declared by each Fund and to the net assets of each Fund upon liquidation or dissolution. Each Fund, as a separate series of its Trust, votes separately on matters affecting only that Fund (e.g., approval of the Investment Management Agreement); all series of each Trust vote as a single class on matters affecting all series of that Trust jointly or that Trust as a whole (e.g., election or removal of Trustees). Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in any election of Trustees can, if they so choose, elect all of the Trustees of that Trust. Except as set forth herein, all classes of shares issued by a Fund shall have identical voting, dividend, liquidation and other rights, preferences, and terms and conditions. The only differences among the various classes of shares relate solely to the following: (a) each class may be subject to different class expenses; (b) each class may bear a different identifying designation; (c) each class may have exclusive voting rights with respect to matters solely affecting such class; (d) each class may have different exchange privileges; and (e) each class may provide for the automatic conversion of that class into another class. While the Trusts are not required and do not intend to hold annual meetings of shareholders, such meetings may be called by each Trust's Board at its discretion, or upon demand by the holders of 10% or more of the outstanding shares of the Trust for the purpose of electing or removing Trustees. Shareholders may receive assistance in communicating with other shareholders in connection with the election or removal of Trustees pursuant to the provisions of Section 16(c) of the Investment Company Act.

Performance Information

From time to time, the Funds may publish their total return, and, in the case of certain Funds, current yield and tax equivalent yield in advertisements and communications to investors. Performance data may be quoted separately for the Class P shares as for other classes. Total return information generally will include a Fund's average annual compounded rate of return over the most recent four calendar quarters and over the period from the Fund's inception of operations.  A Fund  may also  advertise  aggregate  and  average  total  return information over different periods of time. Each Fund's average annual compounded rate of return is determined by reference to a hypothetical $1,000 investment that includes capital appreciation and depreciation for the stated period according to a specific formula. Aggregate total return is calculated in a similar manner, except that the results are not annualized. Total return figures will reflect all recurring charges against each Fund's income.

Current yield as prescribed by the SEC is an annualized percentage rate that reflects the change in value of a hypothetical account based on the income received from the Fund during a 30-day period. It is computed by determining the net change, excluding capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period. A hypothetical charge reflecting deductions from shareholder accounts for management fees or shareholder services fees, for example, is subtracted from the value of the account at the end of the period and the difference is divided by the value of the account at the beginning of the base period to obtain the base period return. The result is then annualized. See "Performance Information" in the Statement of Additional Information.

Investment results of the Funds will fluctuate over time, and any presentation of the Funds' total return or current yield for any prior period should not be considered as a representation of what an investor's total return or current yield may be in any future period. The Funds' Annual Report contains additional performance information and is available upon request and without charge by calling (800) 572-FUND.

Legal Opinion

The validity of shares offered by this Prospectus will be passed on by Heller, Ehrman, White & McAuliffe, 333 Bush Street, San Francisco, California 94104.

Shareholder Reports and Inquiries

During the year, the Funds will send you the following information:

    o Confirmation statements are mailed after every transaction that affects your account balance, except for most money market transactions
         (monthly) and pre-authorized automatic investment, exchange and redemption services (quarterly).

    o Account statements are mailed after the close of each calendar quarter. (Retain your fourth-quarter statement for your tax records.)

    o Annual and semi-annual reports are mailed approximately 60 days after June 30 and December 31.

    o   1099 tax form(s) are mailed by January 31.

    o Annual updated prospectus is mailed to existing shareholders in October or November.

Unless otherwise requested, only one copy of each shareholder report or other material sent to shareholders will be mailed to each household with accounts under common ownership and the same address regardless of the number of shareholders or accounts at that household or address. Any questions should be directed to The Montgomery Funds at (800) 572-3863 or (800) 572-FUND.

Backup Withholding

Tax identification number (TIN)

Be sure to complete the Tax Identification Number section of the Fund's application when you open an account. Federal tax law requires the Fund to withhold 31% of taxable dividends, capital gains distributions and redemption and exchange proceeds from accounts (other than those of certain exempt payees) without a certified Social Security or tax identification number and certain other certified information or upon notification from the IRS or a broker that withholding is required.

A shareholder who does not have a TIN should apply for one immediately by contacting the local office of the Social Security Administration or the IRS. Backup withholding could apply to payments made to a shareholder's account while awaiting receipt of a TIN. Special rules apply for certain entities. For example, for an account established under the Uniform Gifts to Minors Act, the TIN of the minor should be furnished. If a shareholder has been notified by the IRS that he or she is subject to backup withholding because he or she failed to report all interest and dividend income on his or her tax return and the shareholder has not been notified by the IRS that such withholding will cease, the shareholder should cross out the appropriate item in the Account Application. Dividends paid to a foreign shareholder's account by a Fund may be subject to up to 30% withholding instead of backup withholding.

A shareholder that is an exempt recipient should furnish a TIN and check the appropriate box. Exempt recipients include certain corporations, certain tax-exempt entities, tax-exempt pension plans and IRAs, governmental agencies, financial institutions, registered securities and commodities dealers and others. For further information, see Section 3406 of the Code and consult with a tax adviser.

                       ---------------------------------

This Prospectus is not an offering of the securities herein described in any state in which the offering is unauthorized. No salesman, dealer or other person is authorized to give any information or make any representation other than those contained in this Prospectus, the Statement of Additional Information, or in the Funds' official sales literature.

                                    Glossary

o Asset backed securities. Asset backed securities are secured by and payable from, pools of assets, such as motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property and receivables from revolving credit (e.g., credit card) agreements.

o Cash equivalents. Cash equivalents are short-term, interest bearing instruments or deposits and may include, for example, commercial paper, certificates of deposit, repurchase agreements, bankers' acceptances, U.S. Treasury bills, bank money market deposit accounts, master demand notes and money market mutual funds. These consist of high-quality debt obligations, certificates of deposit and bankers' acceptances rated at least A-1 by S&P or Prime-1 by Moody's, or the issuer has an outstanding issue of debt securities rated at least A by S&P or Moody's, or are of comparable quality in the opinion of the Manager.

o Collateral assets include cash, letters of credit, U.S. government securities or other high-grade liquid debt or equity securities (except that instruments collateralizing loans by the Reserve Fund must be debt securities rated in the highest grade). Collateral assets are separately identified and rendered unavailable for investment or sale.

o Collateralized Mortgage Obligations (CMOs). Derivative mortgage-related securities that separate the cash flows of mortgage pools into different classes or tranches. Stripped mortgage securities are CMOs that allocate different proportions of interest and principal payments on a pool of mortgages. One class may receive all of the interest (the interest only or "IO" class) while another may receive all of the principal (principal only or "PO" class). The yield to maturity on any IO or PO class is extremely sensitive not only to changes in interest rates but also to the rate of principal payments and prepayments on underlying mortgages. In the most extreme cases, an IO class may become worthless.

o Convertible security. A fixed-income security (a bond or preferred stock) that may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stock in a corporation's capital structure but are usually subordinated to similar non-convertible securities. The price of a convertible security is influenced by the market value of the underlying common stock.

o Covered call option. A call option is "covered" if the Fund owns the underlying securities, has the right to acquire such securities without additional consideration, has collateral assets sufficient to meet its obligations under the option, or owns an offsetting call option.

o Covered put option. A put option is "covered" if the Fund has collateral assets with a value not less than the exercise price of the option or holds a put option on the underlying security.

o Depositary receipts include American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") and other similar instruments. Depositary receipts are receipts typically issued in connection with a U.S. or foreign bank or trust company and evidence ownership of underlying securities issued by a foreign corporation.

o Derivatives include forward currency exchange contracts, stock options, currency options, stock and stock index options, futures contracts, swaps and options on futures contracts on U.S. Government and foreign government securities and currencies.

o Dollar roll transaction. A dollar roll transaction is similar to a reverse repurchase agreement except it requires a Fund to repurchase a similar rather than the same security.

o Duration. Traditionally, a debt security's "term to maturity" characterizes a security's sensitivity to changes in interest rates. However, "term to maturity" measures only the time until a debt security provides its final payment, taking no account of pre-maturity payments. Most debt securities provide interest ("coupon") payments in addition to a final ("par") payment at maturity, and some securities have call provisions allowing the issuer to repay the instrument in full before maturity date, each of which affect the security's response to interest rate changes. "Duration" is considered a more precise measure of interest rate risk than "term to maturity." Determining duration may involve the Manager's estimates of future economic parameters, which may vary from actual future values. Fixed-income securities with effective durations of three years are more responsive to interest rate fluctuations than those with effective durations of one year. For example, if interest rates rise by 1%, the value of securities having an effective duration of three years will generally decrease by approximately 3%.

o EAFE Index. The Morgan Stanley Capital International Europe, Australia, Far East Index.

o Emerging Market Companies. A company is considered to be an emerging market company if its securities are principally traded in the capital market of an emerging market country; it derives at least 50% of its total revenue from either goods produced or services rendered in emerging market countries or from sales made in such emerging market countries, regardless of where the securities of such companies are principally traded; or it is organized under the laws of, and with a principal office in, an emerging market country. An emerging market country is one having an economy and market that are or would be considered by the World Bank or the United Nations to be emerging or developing.

o Equity derivative securities include, among other things, options on equity securities, warrants and future contracts on equity securities.

o Equity swaps. Equity swaps allow the parties to exchange the dividend income or other components of return on an equity investment (e.g., a group of equity securities or an index) for a component of return on another non-equity or equity investment. Equity swaps transitions may be volatile and may present the Fund with counterparty risks.

                                       A 1

o   FHLMC.  The Federal Home Loan Mortgage Corporation.

o   FNMA.  The Federal National Mortgage Association.

o Forward currency contracts. A forward currency contract is a contract individually negotiated and privately traded by currency traders and their customers and creates an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Funds generally do not enter into forward contracts with terms greater than one year. A Fund generally enters into forward contracts only under two circumstances. First, if a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security by entering into a forward contract to buy the amount of a foreign currency needed to settle the transaction. Second, if the Manager believes that the currency of a particular foreign country will substantially rise or fall against the U.S. dollar, it may enter into a forward contract to buy or sell the currency approximating the value of some or all of a Fund's portfolio securities denominated in such currency. A Fund will not enter into a forward contract if, as a result, it would have more than one-third of total assets committed to such contracts (unless it owns the currency that it is obligated to deliver or has collateral assets sufficient to cover its obligations). Although forward contracts are used primarily to protect a Fund from adverse currency movements, they involve the risk that currency movements will not be accurately predicted.

o Futures and options on futures. An interest rate futures contract is an agreement to purchase or sell debt securities, usually U.S. government securities, at a specified date and price. For example, a Fund may sell interest rate futures contracts (i.e., enter into a futures contract to sell the underlying debt security) in an attempt to hedge against an anticipated increase in interest rates and a corresponding decline in debt securities it owns. Each Fund will have collateral assets equal to the purchase price of the portfolio securities represented by the underlying interest rate futures contracts it has an obligation to purchase.

o   GNMA.  The Government National Mortgage Association.

o Highly rated debt securities. Debt securities rated within the three highest grades by Standard & Poor's Corporation ("S&P") (AAA to A), Moody's Investors Services, Inc. ("Moody's") (Aaa to A) or Fitch Investor Services, Inc. ("Fitch") (AAA to A), or in unrated debt securities deemed to be of comparable quality by the Manager using guidelines approved by the Board of Trustees. See the Appendix to the Statement of Additional Information for a description of these ratings.

o Illiquid securities. The Funds treat any securities subject to restrictions on repatriation for more than seven days and securities issued in connection with foreign debt conversion programs that are restricted as to remittance of invested capital or profit as illiquid. The Funds also treat repurchase agreements with maturities in excess of seven days as illiquid. Illiquid securities do not include securities that are restricted from trading on formal markets for some period of time but for which an active informal market exists, or securities that meet the requirements of Rule 144A under the Securities Act of 1933 and that, subject to the review by the Board and guidelines adopted by the Board, the Manager has determined to be liquid.

o Investment grade. Investment grade debt securities are those rated within the four highest grades by S&P (at least BBB), Moody's (at least Baa) or Fitch (at least Baa) or in unrated debt securities deemed to be of comparable quality by the Manager using guidelines approved by the Board of Trustees.

o Leverage. Some Funds may use leverage in an effort to increase return. Although leverage creates an opportunity for increased income and gain, it also creates special risk considerations. Leveraging also creates interest expenses that can exceed the income from the assets retained.

o Options on securities, securities indices and currencies. A Fund may purchase call options on securities which it intends to purchase (or on currencies in which those securities are denominated) in order to limit the risk of a substantial increase in the market price of such security (or an adverse movement in the applicable currency). A Fund may purchase put options on particular securities (or on currencies in which those securities are denominated) in order to protect against a decline in the market value of the underlying security below the exercise price less the premium paid for the option (or an adverse movement in the applicable currency relative to the U.S. dollar). Prior to expiration, most options are expected to be sold in a closing sale transaction. Profit or loss from the sale depends upon whether the amount received is more or less than the premium paid plus transaction costs. A Fund may purchase put and call options on stock indices in order to hedge against risks of stock market or industry-wide stock price fluctuations.

o Repurchase agreement. With a repurchase agreement, a Fund acquires a U.S. Government security or other high-grade liquid debt instrument (for the Reserve Fund, the instrument must be rated in the highest grade) from a financial institution that simultaneously agrees to repurchase the same security at a specified time and price.

o Reverse dollar roll transactions. When a Fund engages in a reverse dollar roll, it purchases a security from a financial institution and concurrently agrees to resell a similar security to that institution at a later date at an agreed-upon price.

o Reverse repurchase agreement. In a reverse repurchase agreement, a Fund sells to a financial institution a security that it holds and agrees to repurchase the same security at an agreed-upon price and date.

o   S&P 500.  Standard & Poor's 500 Composite Price Index.

o Securities lending. A fund may lend securities to brokers, dealers and other financial organizations. Each securities loan is collateralized with collateral assets in an amount at least equal to the current market value of the loaned securities, plus accrued interest. There is a risk of delay in receiving collateral or in recovering the securities loaned or even a loss of rights in collateral should the borrower fail financially.

o U.S. government securities include U.S. Treasury bills, notes, bonds and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

                                       A 2

o Variable rate demand notes. Variable rate demand notes ("VRDNs") are instruments with rates of interest adjusted periodically or which "float" continuously according to specific formulae and often have a demand feature entitling the purchaser to resell the securities.

o A warrant typically is a long-term option that permits the holder to buy a specified number of shares of the issuer's underlying common stock at a specified exercise price by a particular expiration date. A warrant not exercised or disposed of by its expiration date expires worthless.

o When-issued and forward commitment securities. The Funds may purchase U.S. Government or other securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" or "delayed delivery" basis. The price is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. When-issued securities and forward commitments may be sold prior to the settlement date, but a Fund will enter into when-issued and forward commitments only with the intention of actually receiving or delivering the securities. No income accrues on securities that have been purchased pursuant to a forward commitment or on a when-issued basis prior to delivery to a Fund. At the time a Fund enters into a transaction on a when-issued or forward commitment basis, it supports its obligation with collateral assets equal to the value of the when-issued or forward commitment securities and causes the collateral assets to be marked to market daily. There is a risk that the securities may not be delivered and that the Fund may incur a loss.

o Zero coupon bonds. Zero coupon bonds are debt obligations that do not pay current interest and are consequently issued at a significant discount from face value. The discount approximates the total interest the bonds will accrue and compound over the period to maturity or the first interest-payment date at a rate of interest reflecting the market rate of interest at the time of issuance.




                                       A 3

                               Investment Manager
                        Montgomery Asset Management, L.P.
                              101 California Street
                         San Francisco, California 94111
                                 1-800-572-FUND

                                   Distributor
                              Montgomery Securities
                              600 Montgomery Street
                         San Francisco, California 94111
                                 1-415-627-2485

                                    Custodian
                          Morgan Stanley Trust Company
                              One Pierrepont Plaza
                            Brooklyn, New York 11201

                                 Transfer Agent
                                DST Systems, Inc.
                                 P.O. Box 419073
                        Kansas City, Missouri 64141-6073
                                 1-800-572-3863

                                    Auditors
                              Deloitte & Touche LLP
                                50 Fremont Street
                         San Francisco, California 94105

                                  Legal Counsel
                        Heller, Ehrman, White & McAuliffe
                                 333 Bush Street
                         San Francisco, California 94104

      ---------------------------------------------------------------------

                                     PART A


                     COMBINED PROSPECTUS FOR CLASS P SHARES

                          Montgomery Equity Income Fund
                            Montgomery Small Cap Fund
                        Montgomery Emerging Markets Fund


      ---------------------------------------------------------------------

The Montgomery Funds
101 California Street
San Francisco, California 94111
(800) 572-FUND

Prospectus
November 12, 1996


The following three mutual funds (the "Funds") are offered in this Prospectus:



            o Montgomery Equity Income Fund
            o Montgomery Small Cap Fund
            o Montgomery Emerging Markets Fund


Each Fund's shares offered in this Prospectus (the Class P shares) are sold at net asset value with no sales load, no commissions, and no redemption or exchange fees. The Class P shares are subject to a Rule 12b-1 distribution fee as described in this Prospectus. In general, the minimum initial investment in each Fund is $1,000 and subsequent investments must be at least $100. The Manager or the Distributor may waive these minimums. See "How to Invest in the Funds."

Each Fund is a separate series of The Montgomery Funds, an open-end management investment company, and managed by Montgomery Asset Management, L.P. (the "Manager"), an affiliate of Montgomery Securities (the "Distributor"). Each Fund has its own investment objective and policies designed to meet different investment goals. As with all mutual funds, attainment of each Fund's investment objective cannot be assured.

Please read this Prospectus before investing and retain it for future reference. A Statement of Additional Information dated November 12, 1996, as may be revised, has been filed with the Securities and Exchange Commission, is incorporated by this reference and is available without charge by calling (800) 572-FUND. If you are viewing the electronic version of this prospectus through an on-line computer service, you may request a printed version free of charge by calling (800) 572-FUND.

The Internet address for The Montgomery Funds is www.xperts.montgomery.com/1.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS
-----------------------------------------------------


      The Montgomery Funds                                                 3

      Fees and Expenses of the Funds                                       4

      Financial Highlights                                                 5

      The Funds' Investment Objectives and Policies                        7

      Portfolio Securities                                                 9

      Other Investment Practices                                          11

      Risk Considerations                                                 13

      Management of the Funds                                             14

      How To Contact The Funds                                            18

      How To Invest in the Funds                                          18

      How To Redeem an Investment in the Funds                            21

      Exchange Privileges and Restrictions                                22

      How Net Asset Value is Determined                                   24

      Dividends and Distributions                                         24

      Taxation                                                            25

      General Information                                                 25

      Backup Withholding                                                  27

                              The Montgomery Funds

The Funds' investment objectives are summarized below. See "The Funds' Investment Objectives and Policies" beginning on page 7, "Portfolio Securities" beginning on page 9, "Other Investment Practices" beginning on page 11 and "Risk Considerations" beginning on page 14 for more detailed information.

Montgomery Equity Income Fund
Seeks current income and capital appreciation by investing primarily in income-producing equity securities of domestic companies, with the goal to provide significantly greater yield than the average yield offered by the stocks of the Standard and Poor's 500 Composite Price Index ("S&P 500") and a low level of price volatility.

Montgomery Small Cap Fund
Seeks capital appreciation by investing primarily in equity securities, usually common stocks, of small-capitalization domestic companies, which the Fund currently considers to be companies having total market capitalizations of less than $1 billion.

Montgomery Emerging Markets Fund
Seeks capital appreciation by investing primarily in equity securities of companies in countries having economies and markets generally considered by the World Bank or the United Nations to be emerging or developing.



The Funds offer other classes of shares to investors eligible to purchase those shares. The other classes of shares may have different fees and expenses than the class of shares offered in this Prospectus, and those different fees and expenses may affect performance. To obtain information concerning the other classes of shares not offered in this Prospectus, call The Montgomery Funds at
(800) 572-FUND or contact sales representatives or financial intermediaries who offer those classes.

                              The Montgomery Funds

                         Fees And Expenses Of The Funds

Shareholder Transaction Expenses


An investor would pay the following charges when buying or redeeming shares of a
Fund:

    Maximum Sales Load    Maximum Sales Load Imposed
   Imposed on Purchases    on Reinvested Dividends     Deferred Sales Load         Redemption Fees+           Exchange Fees
-----------------------------------------------------------------------------------------------------------------------------------
           None                     None                       None                     None                       None
-----------------------------------------------------------------------------------------------------------------------------------

Annual Fund Operating Expenses (as a percentage of average net assets):

                                                                                                              Total Fund Operating
                                                                                            Other Expenses           Expenses
                                                                                         after reimbursement  (after reimbursement
                                                     Management Fee*       12b-1 Fee       (unless noted)*         unless noted)*
---------------------------------------------------------------------------------------------------------------------------------
Montgomery Equity Income Fund                             0.60%              0.25%             0.25%               1.10%
---------------------------------------------------------------------------------------------------------------------------------
Montgomery Small Cap Fund                                 1.00%              0.25%             0.24%+           0.24%+ 1.49%+
---------------------------------------------------------------------------------------------------------------------------------
Montgomery Emerging Markets Fund                          1.06%              0.25%             0.66%+           0.66%+ 1.97%+
---------------------------------------------------------------------------------------------------------------------------------

This table is intended to assist the investor in understanding the various expenses of each Fund. Operating expenses are paid out of a Fund's assets and are factored into the Fund's share price. Each Fund estimates that it will have the expenses listed (expressed as a percentage of average net assets) for the current fiscal year. Because Rule 12b-1 distribution charges are accounted for on a class-level basis (and not on an individual shareholders-level basis), individual long-term investors in the Class P shares of the Fund may over time pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc. ("NASD"), even though all shareholders of that Class in the aggregate will not. This is recognized and permitted by the NASD.

+   These figures show actual expenses; no reimbursements or waivers applied.

+ Shareholders effecting redemptions via wire transfer may be required to pay fees, including the wire fee and other fees, that will be directly deducted from redemption proceeds. The Montgomery Funds reserve the right upon 60 days' advance notice to shareholders to impose a redemption fee of up to 1% on shares redeemed within 90 days of purchase. See "How to Redeem an Investment in the Funds."

* Expenses for the Funds are based on actual expenses and expense limitations for the fiscal year ended June 30, 1996 for the Class P shares (or, if no Class P shares were outstanding, for another class of shares (but adjusted to include the Rule 12b-1 fee). The Manager will reduce its fees and may absorb or reimburse a Fund for certain expenses to the extent necessary to limit total annual fund operating expenses to the lesser of the amount indicated in the table for a Fund or the maximum allowed by applicable state expense limitations. A Fund is required to reimburse the Manager for any reductions in the Manager's fee only during the two years following that reduction and only if such reimbursement can be achieved within the foregoing expense limits. The Manager generally seeks reimbursement for the oldest reductions and waivers before payment for fees and expenses for the current year. Absent reduction and including the Rule 12b-1 fee for the Class P Shares, actual total Fund operating expenses for the period ended June 30, 1996 (annualized) for the Montgomery Equity Income Fund would have been 1.70% (0.85% other expenses). The Manager may terminate these voluntary reductions at any time. See "Management of the Funds."


Example of Expenses for the Funds

Assuming, hypothetically, that each Fund's annual return is 5% and that its operating expenses are as set forth above, an investor buying $1,000 of a Fund's shares would have paid the following total expenses upon redeeming such shares:

                                                            1 Year           3 Years           5 Years           10 Years
--------------------------------------------------------------------------------------------------------------------------------
Montgomery Equity Income Fund                                $11               $35               $61               $134
--------------------------------------------------------------------------------------------------------------------------------
Montgomery Small Cap Fund                                    $15               $47               $81               $178
--------------------------------------------------------------------------------------------------------------------------------
Montgomery Emerging Markets Fund                             $20               $62               $106              $230
--------------------------------------------------------------------------------------------------------------------------------

This example is to show the effect of expenses. This example does not represent past or future expenses or returns; actual expenses and returns may vary.

                              Financial Highlights
                       Selected Per Share Data and Ratios

       The following financial information for the periods ended June 30, 1992 through June 30, 1996 was audited by Deloitte & Touche LLP, whose report, dated
August 16, 1996, appears in the 1996 Annual Report of the Funds. The information for the period ended June 30, 1991 was audited by other independent accountants whose report is not included herein. This financial information for periods indicated with the note "R" relate to another class of shares of the Funds not subject to the Class P Rule 12b-1 fee because the Class P shares were not offered during those periods.

                                                                                    SMALL CAP FUND

Selected Per Share Data for the Year or Period Ended: 1996R      1995R       1994R       1993R       1992R     1991R       1991(a)R
Net asset value -- beginning of year                 $17.11     $15.15      $16.83      $12.90      $13.24    $10.05     $10.62
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income/(loss)                          (0.09)     (0.10)      (0.12)      (0.11)      (0.06)    (0.06)     (0.07)
Net realized and unrealized gain on investments        6.31       3.04       (0.47)       4.04        3.25      3.27       2.71
-----------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from
  investment operations                                6.22       2.94       (0.59)       3.93        3.19      3.21       2.64
-----------------------------------------------------------------------------------------------------------------------------------
Distributions:
  Dividends from net investment income                 --         --          --          --          --        --        --
  Distributions from net realized capital gains       (1.78)     (0.98)      (1.09)       --         (2.75)    (0.02)     (0.02)
  Distribution in excess of net realized
     capital gains                                     --         --          --          --          --        --        --
  Distributions from capital                           --         --          --          --         (0.78)     --        --
-----------------------------------------------------------------------------------------------------------------------------------
Total distributions                                   (1.78)     (0.98)      (1.09)       --         (3.53)    (0.02)     (0.02)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value -- end of year                       $21.55     $17.11      $15.15      $16.83      $12.90    $13.24     $13.24
-----------------------------------------------------------------------------------------------------------------------------------
Total return**                                        39.28%     20.12%      (1.59)%     30.47%      27.69%    31.97%     24.89%
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets/Supplemental Data:
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of year (in 000's)                 $275,062   $202,399    $209,063    $219,968    $176,588   $27,181    $27,181
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income/loss to
  average net assets                                  (0.47)%    (0.57)%     (0.68)%     (0.69)%     (0.44)%   (0.47)%    (0.45)%+
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                1.24%      1.37%       1.35%       1.40%       1.50%     1.50%      1.45%+
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               80.00%     85.07%      95.22%     130.37%      80.67%   194.63%    188.16%
-----------------------------------------------------------------------------------------------------------------------------------
Average commission rate paid+++                     $0.0529      N/A         N/A        N/A         N/A        N/A        N/A
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income/(loss) before deferral of fees
  by Manager                                             --         --          --          --          --         --        --
-----------------------------------------------------------------------------------------------------------------------------------
Expense ratio before deferral of fees by Manager         --         --          --          --          --         --        --
-----------------------------------------------------------------------------------------------------------------------------------

(a) The Small Cap Fund's Class R Shares became available for investment by the public on July 13, 1990.
 ** Total return represents aggregate total return for the periods indicated.
  + Annualized.
+++ Average commission rate paid per share of securities purchased and sold by the Fund.

                                                                                EQUITY INCOME FUND

Selected Per Share Data for the Year or Period Ended:                        1996(b)           1995(b)R
Net asset value -- beginning of year                                         $15.66            $12.00
------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                          0.08              0.31
Net realized and unrealized gain on investments                                0.35              1.38
------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from
       investment operations                                                   0.43              1.69
------------------------------------------------------------------------------------------------------------------------------
Distributions:
       Dividends from net investment income                                     --              (0.31)
       Distributions from net realized capital gains                            --                --
       Distribution in excess of net realized capital gains                     --                --
------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                             --              (0.31)
------------------------------------------------------------------------------------------------------------------------------
Net asset value -- end of year                                              $16.09             $13.38
------------------------------------------------------------------------------------------------------------------------------
Total return**                                                                2.75%             14.26%
------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets/Supplemental Data:
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of year (in 000's)                                             $ 2             $6,383
------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income/(loss) to average net assets                   2.78%+             4.06%+
------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets, excluding interest expense           1.10%+             0.84%+
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                      89.77%             29.46%
------------------------------------------------------------------------------------------------------------------------------
Average commission rate paid+++                                            $0.0423             N/A
------------------------------------------------------------------------------------------------------------------------------
Net investment income/(loss) before deferral of fees by Manager              $0.06              $0.13
------------------------------------------------------------------------------------------------------------------------------
Expense ratio before
       deferral of fees by Manager, including interest expense                1.70%+             3.16%+
------------------------------------------------------------------------------------------------------------------------------
Expense ratio including interest expense                                        --                --
------------------------------------------------------------------------------------------------------------------------------

(b) The Equity Income Fund's Class R Shares and Class P Shares commenced operations on September 30, 1994 and March 12, 1996, respectively.
 ** Total return represents aggregate total return for the periods indicated.
  + Annualized.
+++ Average commission rate paid per share of securities purchased and sold by the Fund.

                                                                              EMERGING MARKETS
                                                                                    FUND

Selected Per Share Data for the Year or Period Ended: 1996(c)        1995++R         1994R          1993R        1992(c)R
Net asset value -- beginning of year                  $12.62         $13.68         $11.07           $9.96      $10.00
------------------------------------------------------------------------------------------------------------------------------
Net investment income/(loss)                            0.01           0.03          (0.03)           0.07        0.03
Net realized and unrealized gain/(loss) on investments  1.56           0.25##         2.92            1.05       (0.07)
------------------------------------------------------------------------------------------------------------------------------
Net increase/(decrease) in net assets resulting from
       investment operations                            1.57           0.28           2.89            1.12       (0.04)
------------------------------------------------------------------------------------------------------------------------------
Distributions:
       Dividends from net investment income             --             --             --             (0.01)       --
       Distributions in excess of net
          investment income                             --             --             --              --          --
       Distributions from net realized capital
          gains                                         --            (0.42)         (0.28)          (0.00)#      --
       Distributions in excess of net realized
          capital gains                                 --            (0.37)          --              --          --
       Distributions from capital                       --             --             --              --          --
------------------------------------------------------------------------------------------------------------------------------
Total distributions                                     --            (0.79)         (0.28)          (0.01)       --
------------------------------------------------------------------------------------------------------------------------------
Net asset value-- end of year                        $14.19          $13.17         $13.68          $11.07       $9.96
------------------------------------------------------------------------------------------------------------------------------
Total Return**                                        12.44%           1.40%         26.10%          11.27%      (0.40)%
------------------------------------------------------------------------------------------------------------------------------

Ratios to Average Net Assets/Supplemental Data
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of year (in 000's)                      $ 2        $998,083       $654,960        $206,617     $54,625
------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income/(loss) to
     average net assets                                0.33%+          0.23%         (0.14)%          0.66%       1.70%+
------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets
     excluding interest expense                        1.97%+          1.80%          1.85%           1.90%       1.90%+
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                   109.92%          92.09%         63.79%          21.40%       0.19%
------------------------------------------------------------------------------------------------------------------------------
Average commission rate paid+++                     $0.0007          N/A            N/A            N/A           N/A
------------------------------------------------------------------------------------------------------------------------------
Net investment income/(loss) before deferral of fees
       and absorption of expenses by Manager           --             --             --              $0.06       $0.01
------------------------------------------------------------------------------------------------------------------------------
Expense ratio before deferral of fees and absorption
       of expenses by Manager, including
       interest expense                                --             --             --               1.93%       2.80%+
------------------------------------------------------------------------------------------------------------------------------

(c) The Emerging Markets Fund's Class R Shares and Class P Shares commenced operations on March 1, 1992 and March 12, 1996, respectively.
 ** Total return represents aggregate total return for the periods indicated.
  + Annualized.
 ++ Per shares numbers have been calculated using the average shares method, which more appropriately represents the per share data for the period since the use of the undistributed income method did not accord with the results of operations.
+++ Average  commission rate paid per share of securities  purchased and sold by the Fund.
  # Amount represents less than $0.01 share.
 ## The amount shown in this caption for each share outstanding throughout the period may not be in accord with the net realized and unrealized gain/(loss) for the period because of the timing of purchases and withdrawal of shares in relation to the fluctuating market values of the portfolio.

The Funds' Investment Objectives And Policies

The investment objective and general investment policies of each Fund are described below. Specific portfolio securities that may be purchased by the Funds are described in "Portfolio Securities" beginning on page 9. Specific investment practices that may be employed by the Funds are described in "Other
Investment Practices" beginning on page 11. Certain risks associated with investments in the Funds are described in those sections as well as in "Risk
Considerations"  beginning on page 13.  CERTAIN TERMS USED IN THE PROSPECTUS ARE
DEFINED IN THE GLOSSARY FOUND AT THE END OF THIS PROSPECTUS.

                                                  SUMMARY COMPARISON OF FUNDS

                                                    Anticipated      Maximum                                 Typical Market
                                                    Equity           Debt                                    Capitalization of
Fund Name                                           Exposure         Exposure      Focus                     Portfolio Companies
------------------------------------------------------------------------------------------------------------------------------------
Montgomery Equity Income Fund                       65-100%          35%           Large-Cap Dividend        Over $1 Billion
------------------------------------------------------------------------------------------------------------------------------------
Montgomery Small Cap Fund                           65-100%          35%           Small-Cap                 Less than $1 Billion
------------------------------------------------------------------------------------------------------------------------------------
Montgomery Emerging Markets Fund                    65-100%          35%           Foreign Emerging Growth   Any size
------------------------------------------------------------------------------------------------------------------------------------

Montgomery Equity Income Fund (the "Equity Income Fund")

The investment objective of the Equity Income Fund is to provide current income and capital appreciation primarily through investments in equity securities of domestic companies, with the goal that the Fund provide a significantly greater yield than the average yield offered by the stocks of the S&P 500 and a low level of price volatility. Under normal market conditions, the Equity Income Fund will invest at least 65% of the value of its total assets in income-producing equity securities of domestic companies, which include common stocks, preferred stocks and other securities, and debt securities convertible into common stocks.

The Fund's equity investments emphasize common stock of U.S. corporations that regularly pay dividends. The Fund normally invests in companies having a total market capitalization of more than $1 billion, targeting companies with favorable long-term fundamental characteristics with current relative yields at the upper end of their historical ranges. The Fund initially identifies a universe of investment candidates by screening companies based on relative yield and targeting companies with a minimum yield of 140% of the average yield of the S&P 500. The Fund uses this relative yield strategy to assist in identifying undervalued securities. The companies are usually in the maturing stages of development or operating in slower growth areas of the economy, and have conservative accounting, strong cash flows to maintain dividends, low financial leverage and market leadership. The Fund usually holds companies for a period of two to four years, resulting in relatively low turnover. The Fund will usually begin to reduce its position in a company as the price moves up and yield drops to the lower end of its historical range. In addition, the Fund will usually reduce or sell its holdings in a company that reduces or eliminates its dividend, or upon a significant fundamental change impairing a company's ability to pay dividends. See "Portfolio Securities."

Although the Fund normally invests more than 65% of its assets in income-producing equity securities as described above, under normal market conditions it may invest up to 35% of its total assets in debt instruments, emphasizing cash equivalents in an effort to provide income at money market rates while minimizing the risk of decline in value. The Fund attempts to achieve low price volatility through its investment in mature companies and by investing in cash and cash equivalents. In addition, the Fund may invest up to 20% of its total assets in the equity or debt securities of foreign issuers. See "Portfolio Securities."

Montgomery Small Cap Fund (the "Small Cap Fund")

The investment objective of Montgomery Small Cap Fund (the "Small Cap Fund") is capital appreciation, which under normal conditions it seeks by investing at least 65% of its total assets in equity securities of small-capitalization domestic companies, which the Fund currently considers to be companies having total market capitalizations of less than $1 billion. The Small Cap Fund generally invests the remaining 35% of its total assets in a similar manner but may invest those assets in companies having total market capitalizations of $1 billion or more.

Generally, the Small Cap Fund invests at least 80% of its total assets in common stock. It also may invest in other types of equity and equity derivative securities (including options on equity securities, warrants and futures contracts on equity securities) but limits to 5% of its total assets any single other type of security. Any debt securities purchased by this Fund must be rated within the three highest grades by S&P (AAA to A), Moody's (Aaa to A) or Fitch Investor Services, Inc. ("Fitch") (AAA to A), or in unrated debt securities deemed to be of comparable quality by the Manager using guidelines approved by the Board of Trustees. See "Portfolio Securities." Current income from dividends, interest and other sources is only incidental.

The Small Cap Fund seeks to identify potential growth companies at an early stage or a transitional point of the companies' developments, such as the introduction of new products, favorable management changes, new marketing opportunities or increased market share for existing product lines. Using fundamental research, the Fund targets businesses having positive internal dynamics that can outweigh unpredictable macro-economic factors, such as interest rates, commodity prices, foreign currency rates and overall stock market volatility. The Fund searches for companies with potential to gain market share within their respective industries; achieve and maintain high and consistent profitability; produce increases in quarterly earnings; and provide solutions to current or impending problems in their respective industries or society at large. Early identification of potential investments is a key to the Fund's investment style. Heavy emphasis is placed on in-house research, which includes discussions with company management. The Fund also draws on the expertise of brokerage firms, including Montgomery Securities and regional firms that closely follow smaller capitalization companies within their geographic regions.

The Small Cap Fund was closed to new investors in its Class R shares on March 6,
1992,  but  is  open  for  investment   through   certain  plans  and  financial
intermediaries in its Class P shares.

Stuart O. Roberts is responsible for managing the Small Cap Fund's portfolio. See "Management of the Funds."

The Equity Income and Small Cap Funds together are the "Domestic Equity Funds."

Montgomery Emerging Markets Fund (the "Emerging Markets Fund")

The investment objective of the Emerging Markets Fund is capital appreciation which, under normal conditions it seeks by investing at least 65% of its total assets in equity securities of Emerging Market Companies. The Manager currently regards the following to be emerging market countries: Latin America (Argentina, Brazil, Chile, Colombia, Costa Rica, Jamaica, Mexico, Peru, Trinidad and Tobago, Uruguay, Venezuela); Asia (Bangladesh, China, India, Indonesia, Korea, Malaysia, Pakistan, Philippines, Singapore, Sri Lanka, Taiwan, Thailand, Vietnam); Southern and Eastern Europe (Czech Republic, Greece, Hungary, Poland, Portugal, Russia, Turkey); Mid-East (Israel, Jordan); and Africa (Egypt, Ghana, Ivory Coast, Kenya, Morocco, Nigeria, South Africa, Tunisia, Zimbabwe). In the future, the Fund may invest in other emerging market countries. Under normal conditions, the Emerging Markets Fund maintains investments in at least six emerging market countries at all times and invests no more than 35% of its total assets in any one emerging market country.

This Fund uses a proprietary, quantitative asset allocation model created by the Manager. This model employs mean-variance optimization, a process used in developed markets based on modern portfolio theory and statistics. Mean-variance optimization helps determine the percent of assets to invest in each country to maximize expected returns for a given risk level. The Fund's aims are to invest in those countries that are expected to have the highest risk/reward trade-off when incorporated into a total portfolio context. This "top-down" country selection is combined with "bottom-up" fundamental industry analysis and stock selection based on original research and publicly available information and company visits.

This Fund invests primarily in common stock but also may invest in other types of equity and equity derivative securities. It may invest up to 35% of its total assets in debt securities, including up to 5% in debt securities rated below investment grade. See "Portfolio Securities," "Risk Considerations" and the Appendix in the Statement of Additional Information.

This Fund may invest in certain debt securities issued by the governments of emerging market countries that are, or may be eligible for, conversion into investments in Emerging Market Companies under debt conversion programs sponsored by such governments. If such securities are convertible to equity investments, the Fund deems them to be equity derivative securities. This Fund may invest no more than 20% of its total assets in the equity securities of companies constituting the EAFE Index. See "Portfolio Securities." These companies typically have larger average market capitalizations than the Emerging Market Companies in which this Fund generally invests. Accordingly, subject to its investment objective, this Fund invests in EAFE Index companies for temporary defensive strategies.

Portfolio Securities

Equity Securities

The Funds emphasize investments in common stock. These Funds may also invest in other types of equity securities (such as preferred stocks or convertible securities) and equity derivative securities.

Depositary Receipts, Convertible Securities and Securities Warrants

The Funds may invest in ADRs, EDRs and GDRs and convertible securities which the Manager regards as a form of equity security. Each such Fund may also invest up to 5% of its net assets in warrants, including up to 2% of net assets for those not listed on a securities exchange.

Privatizations

The Emerging Markets Fund believes that foreign governmental programs of selling interests in government-owned or controlled enterprises ("privatizations") may represent opportunities for significant capital appreciation, and the Fund may invest in privatizations. The ability of U.S. entities, such as the Fund, to participate in privatizations may be limited by local law, or the terms for participation may be less advantageous than for local investors. There can be no assurance that privatization programs will be successful.

Special Situations

The Emerging Markets Fund believes that carefully selected investments in joint ventures, cooperatives, partnerships, private placements, unlisted securities and similar vehicles (collectively, "special situations") could enhance their capital appreciation potential. The Emerging Markets Fund also may invest in certain types of vehicles or derivative securities that represent indirect investments in foreign markets or securities in which it is impracticable for the Fund to invest directly. Investments in special situations may be illiquid, as determined by the Manager based on criteria reviewed by the Board. The Emerging Markets Fund does not invest more than 15% of their net assets in illiquid investments, including special situations.

Investment Companies

Each Fund may invest up to 10% of its total assets in shares of other investment companies investing exclusively in securities in which it may otherwise invest. Because of restrictions on direct investment by U.S. entities in certain countries, other investment companies may provide the most practical or only way for the Emerging Markets Fund to invest in certain markets. Such investments may involve the payment of substantial premiums above the net asset value of those investment companies' portfolio securities and are subject to limitations under the Investment Company Act. The Emerging Markets Fund also may incur tax liability to the extent it invests in the stock of a foreign issuer that is a "passive foreign investment company" regardless of whether such "passive foreign investment company" makes distributions to the Fund. See the Statement of Additional Information.

The Funds do not intend to invest in other investment companies unless, in the Manager's judgment, the potential benefits exceed associated costs. As a shareholder in an investment company, these Funds bear their ratable share of that investment company's expenses, including advisory and administration fees. The Manager has agreed to waive its own management fee with respect to the portion of these Funds' assets invested in other open-end (but not closed-end) investment companies.

Debt Securities

The Emerging Markets Fund may purchase debt securities that complement its objective of capital appreciation through anticipated favorable changes in relative foreign exchange rates, in relative interest rate levels, or in the creditworthiness of issuers. Debt securities may constitute up to 35% of the Equity Income Fund's total assets. In selecting debt securities, the Manager seeks out good credits and analyzes interest rate trends and specific developments that may affect individual issuers. As an operating policy which may be changed by the Board, the Emerging Markets Fund will not invest more than 5% of its total assets in debt securities rated lower than investment grade, and the Domestic Equity Funds will not invest more than 5% of their total assets in debt securities rated lower than highly rated debt securities. Subject to this limitation, each of these Funds may invest in any debt security, including securities in default. After its purchase by a Fund a debt security may cease to be rated or its rating may be reduced below that required for purchase by the Fund. A security downgraded below the minimum level may be retained if determined by the Manager and the Board to be in the best interests of the Fund. See "Risk Considerations."

In addition to traditional corporate, government and supranational debt securities, the Emerging Markets and Equity Income Funds may invest in external (i.e., to foreign lenders) debt obligations issued by the governments, governmental entities and companies of emerging market countries. The percentage distribution between equity and debt will vary from country to country based on anticipated trends in inflation and interest rates; expected rates of economic and corporate profits growth; changes in government policy; stability, solvency and expected trends of government finances; and conditions of the balance of payments and terms of trade.

U.S. government securities

All Funds may invest in fixed rate and floating or variable rate U.S. government securities. Certain of the obligations, including U.S. Treasury bills, notes and bonds, and mortgage-related securities of the Government National Mortgage Association, are issued or guaranteed by the U.S. Government. Other securities issued by U.S. Government agencies or instrumentalities are supported only by the credit of the agency or instrumentality, for example those issued by the Federal Home Loan Bank, while others, such as those issued by the Federal
National Mortgage Association, Farm Credit System and Student Loan Marketing Association, have an additional line of credit with the U.S. Treasury.

Short-term U.S. government securities generally are considered to be among the safest short-term investments. However, the U.S. Government does not guarantee the net asset value of the Funds' shares. With respect to U.S. government securities supported only by the credit of the issuing agency or instrumentality or by an additional line of credit with the U.S. Treasury, there is no guarantee that the U.S. Government will provide support to such agencies or instrumentalities. Accordingly, such U.S. government securities may involve risk of loss of principal and interest.

Structured Notes and Indexed Securities. The Funds may invest in structured notes and indexed securities. Structured notes are debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities include structured notes as well as securities other than debt securities, the interest rate or principal of which is determined by an unrelated indicator. Index securities may include a multiplier that multiplies the indexed element by a specified factor and, therefore, the value of such securities may be very volatile. To the extent a Fund invests in these securities, however, the Manager analyzes these securities in its overall assessment of the effective duration of the Fund's portfolio in an effort to monitor the Fund's interest rate risk. See "Duration" in the Glossary.

Asset-Backed Securities

Each Fund may invest up to 5% of its total assets in asset-backed securities. These securities are subject to the risk of prepayment.


Other Investment Practices

      The table below and the following  sections  summarize certain  investment practices of the Funds,  each of which may involve  certain  special risks.  The
Glossary  section at the end of this  Prospectus  briefly  describes each of the investment techniques summarized below. The Statement of Additional Information, under the heading  "Investment  Objectives and Policies of the Funds,"  contains
more  detailed   information   about  certain  of  these  practices,   including
limitations designed to reduce risks.


=============================================================================================================================
                                                                                        Equity        Small        Emerging
                                                                                        Income         Cap          Market
-----------------------------------------------------------------------------------------------------------------------------
Repurchase agreements(1)                                                                   x/           x/            x/
-----------------------------------------------------------------------------------------------------------------------------
Borrowing not to exceed 10% of total fund assets                                                        x/            x/
-----------------------------------------------------------------------------------------------------------------------------
Borrowing not to exceed one-third of total fund assets                                     x/
-----------------------------------------------------------------------------------------------------------------------------
Reverse repurchase agreement                                                               x/                         x/
-----------------------------------------------------------------------------------------------------------------------------
Leverage                                                                                                              x/
-----------------------------------------------------------------------------------------------------------------------------
Securities lending not to exceed 10% of total fund assets                                               x/            x/
-----------------------------------------------------------------------------------------------------------------------------
Securities lending not to exceed 30% of total fund assets                                  x/
-----------------------------------------------------------------------------------------------------------------------------
When-issued and forward commitment securities                                              x/           x/            x/
-----------------------------------------------------------------------------------------------------------------------------
Forward currency contracts(4)                                                              x/                         x/
-----------------------------------------------------------------------------------------------------------------------------
Purchase options on securities and currencies(2)                                           x/           x/            x/
-----------------------------------------------------------------------------------------------------------------------------
Purchase options on securities indices(2)                                                  x/           x/            x/
-----------------------------------------------------------------------------------------------------------------------------
Write covered call options(2)                                                              x/           x/            x/
-----------------------------------------------------------------------------------------------------------------------------
Write covered put options(2)                                                               x/           x/            x/
-----------------------------------------------------------------------------------------------------------------------------
Interest rate futures contracts(3)                                                         x/           x/            x/
-----------------------------------------------------------------------------------------------------------------------------
Futures and swaps and options on futures                                                   x/           x/            x/
-----------------------------------------------------------------------------------------------------------------------------
Equity swaps                                                                               x/           x/            x/
-----------------------------------------------------------------------------------------------------------------------------
Illiquid securities limited to 5% of Fund's net assets                                                  x/
-----------------------------------------------------------------------------------------------------------------------------
Illiquid securities limited to 15% of Fund's net assets                                    x/                         x/
=============================================================================================================================

(1) Under the Investment Company Act, repurchase agreements are considered to be loans by a Fund and must be fully collateralized by collateral assets. If the seller defaults on its obligations to repurchase the underlying security, a Fund may experience delay or difficulty in exercising its rights to realize upon the security, may incur a loss if the value of the security declines and may incur disposition costs in liquidating the security.
(2) A Fund will not enter into any options on securities, securities indices or currencies or related options (including options on futures) if the sum of the initial margin deposits and premiums paid for any such option or options would exceed 5% of its total assets, and it will not enter into options with respect to more than 25% of its total assets.
(3) A Fund does not enter into any futures contracts or related options if the sum of initial margin deposits on futures contracts, related options (including options on securities, securities indices and currencies) and premiums paid for any such related options would exceed 5% of its total assets. A Fund does not purchase futures contracts or related options if, as a result, more than one-third of its total assets would be so invested.
(4) A Fund that may invest in forward currency contracts may not invest more than one-third of its assets in such contracts.

Borrowing

Subject to the limits set forth in the Prospectus, the Funds may pledge their assets in connection with borrowings. A Fund will not purchase any securities while any borrowings exceed 5% of its total assets except that the Equity Income Fund may not purchase securities if such borrowings exceed 10% of its total assets.

Defensive Investments and Portfolio Turnover

Notwithstanding its investment objective, each Fund may adopt up to a 100% cash or cash equivalent position for temporary defensive purposes to protect against erosion of its capital base. Depending upon the Manager's analysis of the various markets and other considerations, all or part of the assets of a Fund may be held in cash and cash equivalents (denominated in U.S. dollars or foreign currencies), such as U.S. government securities or obligations issued or guaranteed by the government of a foreign country or by an international organization designed or supported by multiple foreign governmental entities to promote economic reconstruction or development, high-quality commercial paper, time deposits, savings accounts, certificates of deposit, bankers' acceptances and repurchase agreements with respect to all of the foregoing. Such investments also may be made for temporary purposes pending investment in other securities and following substantial new investment in a Fund.

Portfolio securities are sold whenever the Manager believes it appropriate to further the Fund's investment objective or when it appears that a position of the desired size cannot be accumulated. Portfolio turnover generally involves some expense to a Fund, including brokerage commissions, dealer mark-ups and other transaction costs, and may result in the recognition of capital gains that may be distributed to shareholders. See "Financial Highlights" for portfolio turnover information. Even when portfolio turnover exceeds 100% for a Fund that Fund does not regard portfolio turnover as a limiting factor. Portfolio turnover in excess of 100% is considered high, increases brokerage costs incurred by a Fund and may cause recognition of gain by shareholders.

Hedging and Risk Management Practices

In seeking to protect against the effect of adverse changes in financial markets or against currency exchange rate or interest rate changes that are adverse to the present or prospective positions of the Funds, each of the Funds may employ certain risk management practices using certain derivative securities and techniques (known as Derivatives). Markets in some countries currently do not have instruments available for hedging transactions. To the extent that such instruments do not exist, the Manager may not be able to hedge its investment effectively in such countries. Furthermore, a Fund engages in hedging activities only when the Manager deems it to be appropriate and does not necessarily engage in hedging transactions with respect to each investment.

Hedging transactions involve certain risks. While a Fund may benefit from the use of hedging positions, unanticipated changes in interest rates or securities prices may result in poorer overall performance for a Fund than if it had not entered into a hedging position. If the correlation between a hedging position and a portfolio position is not properly protected, the desired protection may not be obtained and the Fund may be exposed to risk of financial loss. In addition, a Fund pays commissions and other costs in connection with such investments.

Investment Restrictions

The investment objective of each Fund is fundamental and may not be changed without shareholder approval but, unless otherwise stated, each Fund's other investment policies may be changed by its Board. If there is a change in the investment objective or policies of any Fund, shareholders should consider whether that Fund remains an appropriate investment in light of their then-current financial positions and needs. The Funds are subject to additional investment policies and restrictions described in the Statement of Additional Information, some of which are fundamental.

The Equity Income Fund has reserved the right, if approved by the Board, to convert in the future to a "feeder" fund that would invest all of its assets in a "master" fund having substantially the same investment objective, policies and restrictions. At least 30-days' prior written notice of any such action would be given to all shareholders if and when such a proposal is approved, although no such action has been proposed as of the date of this Prospectus.

Risk Considerations

Small Companies

The Small Cap and Emerging Markets Funds emphasize investments in smaller companies that may benefit from the development of new products and services. Such smaller companies may present greater opportunities for capital appreciation but may involve greater risk than larger, more mature issuers. Such smaller companies may have limited product lines, markets or financial resources, and their securities may trade less frequently and in more limited volume than those of larger, more mature companies. As a result, the prices of their securities may fluctuate more than those of larger issuers.

Foreign Securities

The Funds have the right to purchase securities in foreign countries. Accordingly, shareholders should consider carefully the substantial risks involved in investing in securities issued by companies and governments of foreign nations, which are in addition to the usual risks of loss inherent in domestic investments. The Emerging Markets Fund may invest in securities of companies domiciled in, and in markets of, so-called "emerging market countries." These investments may be subject to higher risks than investments in more developed countries.

Foreign investments involve the possibility of expropriation, nationalization or confiscatory taxation, taxation of income earned in foreign nations (including, for example, withholding taxes on interest and dividends) or other taxes imposed with respect to investments in foreign nations, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country and repatriation of investments), default in foreign government securities, and political or social instability or diplomatic developments that could adversely affect investments. In addition, there is often less publicly available information about foreign issuers than those in the U.S. Foreign companies are often not subject to uniform accounting, auditing and financial reporting standards. Further, these Funds may encounter difficulties in pursuing legal remedies or in obtaining judgments in foreign courts. Additional risk factors, including use of domestic and foreign custodian banks and depositories, are described elsewhere in the Prospectus and in the Statement of Additional Information.

Brokerage commissions, fees for custodial services and other costs relating to investments in other countries are generally greater than in the U.S. Foreign markets have different clearance and settlement procedures from those in the U.S., and certain markets have experienced times when settlements did not keep pace with the volume of securities transactions. The inability of a Fund to make intended security purchases due to settlement difficulties could cause it to miss attractive investment opportunities. Inability to sell a portfolio security due to settlement problems could result in loss to the Fund if the value of the portfolio security declined or result in claims against the Fund. In certain countries, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than in the U.S. The securities markets of many of the countries in which these Funds may invest may also be smaller, less liquid, and subject to greater price volatility than those in the U.S.

Because certain foreign securities may be denominated in foreign currencies, the value of such securities will be affected by changes in currency exchange rates and in exchange control regulations, and costs will be incurred in connection with conversions between currencies. A change in the value of a foreign currency against the U.S. dollar results in a corresponding change in the U.S. dollar value of a Fund's securities denominated in the currency. Such changes also affect the Fund's income and distributions to shareholders. A Fund may be affected either favorably or unfavorably by changes in the relative rates of exchange between the currencies of different nations, and a Fund may therefore engage in foreign currency hedging strategies. Such strategies, however, involve certain transaction costs and investment risks, including dependence upon the Manager's ability to predict movements in exchange rates.

Some countries in which one of these Funds may invest also may have fixed or managed currencies that are not freely convertible at market rates into the U.S. dollar. Certain currencies may not be internationally traded. A number of these currencies have experienced steady devaluation relative to the U.S. dollar, and such devaluations in the currencies may have a detrimental impact on the Fund. Many countries in which a Fund may invest have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuation in inflation rates may have negative effects on certain economies and securities markets. Moreover, the economies of some countries may differ favorably or unfavorably from the U.S. economy in such respects as the rate of growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments. Certain countries also limit the amount of foreign capital that can be invested in their markets and local companies, creating a "foreign premium" on capital investments available to foreign investors such as the Fund. The Fund may pay a "foreign premium" to establish an investment position which it cannot later recoup because of changes in that country's foreign investment laws.

Lower Quality Debt

The Emerging Markets Fund is authorized to invest in medium-quality (rated or equivalent to BBB by S&P or Fitch's or Baa by Moody's) and in limited amounts of high-risk debt securities below investment grade quality. Medium quality debt securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than with higher grade debt securities.

As an operating policy, which may be changed by the Board without shareholder approval, the Emerging Markets Fund does not invest more than 5% of its total assets in debt securities below investment grade, also known as "junk bonds". The Board may consider a change in this operating policy if, in its judgment, economic conditions change such that a higher level of investment in high- risk, lower quality debt securities would be consistent with the interests of the Fund and its shareholders. Unrated debt securities are not necessarily of lower quality than rated securities but may not be attractive to as many buyers. Regardless of rating levels, all debt securities considered for purchase (whether rated or unrated) are analyzed by the Manager to determine, to the extent reasonably possible, that the planned investment is sound. From time to time, the Fund may purchase defaulted debt securities if, in the opinion of the Manager, the issuer may resume interest payments in the near future.

Interest Rates

The market value of debt securities that are interest-rate sensitive is inversely related to changes in interest rates. That is, an interest rate decline produces an increase in a security's market value and an interest rate increase produces a decrease in value. The longer the remaining maturity of a security, the greater the effect of interest rate change. Changes in the ability of an issuer to make payments of interest and principal and in the market's perception of its creditworthiness also affect the market value of that issuer's debt securities.

Management Of The Funds

The Montgomery Funds (the "Trust") has a Board of Trustees that establishes the Funds' policies and supervises and reviews their management. Day-to-day operations of the Funds are administered by the officers of the Trust and by the Manager pursuant to the terms of an investment management agreement with each Fund.

Montgomery Asset Management, L.P., is the Funds' Manager. The Manager, a California limited partnership, was formed in 1990 as an investment adviser registered as such with the SEC under the Investment Advisers Act of 1940, as amended, and since then has advised private accounts as well as the Funds. Its general partner is Montgomery Asset Management, Inc., and its sole limited partner is Montgomery Securities, the Funds' Distributor. Under the Investment Company Act, both Montgomery Asset Management, Inc. and Montgomery Securities may be deemed control persons of the Manager. Although the operations and management of the Manager are independent from those of Montgomery Securities, the Manager may draw upon the research and administrative resources of
Montgomery Securities in its discretion and consistent with applicable regulations.

Portfolio Managers

John H. Brown, CFA, is a managing director and senior portfolio manager. Preceding his arrival at the Manager in May 1994, Mr. Brown was an analyst and portfolio manager at Merus Capital Management in San Francisco, California from June 1986. Mr. Brown manages the Equity Income Fund.

Frank Chiang is a vice president and portfolio manager. From 1993 until joining the Manager in 1996, Mr. Chiang was managing director and portfolio manager at TCW Asia Ltd. in Hong Kong. Mr. Chiang, together with Ms. Ee, Ms. Jimenez, Mr. Sudweeks and Mr. Haslett, manages the Emerging Markets Fund.

Angeline Ee is a vice president and portfolio manager. From 1990 until joining the Manager in July 1994, Ms. Ee was an Investment Manager with AIG Investment Corp. in Hong Kong. From June 1989 until September 1990, Ms. Ee was a co-manager of a portfolio of Asian equities and bonds at Chase Manhattan Bank in Singapore. Ms. Ee, together with Ms. Jimenez, Mr. Sudweeks, Mr. Haslett and Mr. Chiang, manages the Emerging Markets Fund.

Thomas R. Haslett, CFA, is a managing director and senior portfolio manager. From 1987 until joining the Manager in April 1992, Mr. Haslett was a portfolio manager at Gannett, Welsh and Kotler in Boston, Massachusetts. Mr. Haslett, together with Ms. Jimenez, Mr. Sudweeks, Ms. Ee and Mr. Chiang, manages the Emerging Markets Fund.

Josephine S. Jimenez, CFA, is a managing director and senior portfolio manager. From 1988 through 1991, Ms. Jimenez worked at Emerging Markets Investors Corporation/Emerging Markets Management in Washington, D.C. as senior analyst and portfolio manager. Ms. Jimenez, together with Mr. Sudweeks, Mr. Haslett, Mr. Chiang and Ms. Ee, manages the Emerging Markets Fund.

Bradford D. Kidwell is a vice president and portfolio manager. Mr. Kidwell joined the Manager in 1991 from the position he held since 1989 as the sole general partner and portfolio manager of Oasis Financial Partners, an affiliate of the Distributor that invested in savings and loans. Before then, he covered the savings and loan industry for Dean Witter Reynolds from 1987 to 1989. Mr. Kidwell, together with Mr. Roberts and Mr. Philpott, manages the Small Cap Fund.

Jerome C. (Cam) Philpott, CFA, is a vice president and portfolio manager. Before joining the Manager, Mr. Philpott was a securities analyst with Boettcher & Company in Denver from 1988 to 1991. Mr. Philpott, together with Mr. Roberts and Mr. Kidwell, manages the Small Cap Fund.

Stuart O. Roberts is a managing director and senior portfolio manager. For the five years preceding this Fund's inception in 1990, Mr. Roberts was a portfolio manager and analyst at Founders Asset Management in Denver, Colorado, where he managed three public mutual funds. Mr. Roberts, together with Mr. Philpott and Mr. Kidwell, manages the Small Cap Fund.

Bryan L. Sudweeks, Ph.D., CFA, is a managing director and senior portfolio manager. Before joining the Manager, he was a senior analyst and portfolio manager at Emerging Markets Investors Corporation/Emerging Markets Management in Washington, D.C. Previously, he was a Professor of International Finance and Investments at George Washington University and served as Adjunct Professor of International Investments from 1988 until May 1991. Mr. Sudweeks, together with Ms. Jimenez, Mr. Haslett, Ms. Ee and Mr. Chiang, manages the Emerging Markets Fund.

Management Fees and Other Expenses

The Manager provides the Funds with advice on buying and selling securities, manages the Funds' investments, including the placement of orders for portfolio transactions, furnishes the Funds with office space and certain administrative services, and provides personnel needed by the Funds with respect to the Manager's responsibilities under the Manager's Investment Management Agreement with each Fund. The Manager also compensates the members of the Trust's Board of Trustees who are interested persons of the Manager, and assumes the cost of printing prospectuses and shareholder reports for dissemination to prospective investors. As compensation, each Fund pays the Manager a management fee (accrued daily but paid when requested by the Manager) based upon the value of the average daily net assets of that Fund, according to the following table.
The management fees for the Funds are higher than for most mutual funds.

                                                                 Management Fee
                                   Average Daily Net Assets      (Annual Rate)
------------------------------------------------------------------------------
Montgomery Equity Income Fund         First $500 million             0.60%
                                      Over $500 million              0.50%
------------------------------------------------------------------------------
Montgomery Small Cap Fund             First $250 million             1.00%
                                      Over $250 million              0.80%
------------------------------------------------------------------------------
Montgomery Emerging Markets Fund      First $250 million             1.25%
                                      Over $250 million              1.00%
------------------------------------------------------------------------------

The Manager also serves as the Funds' Administrator (the "Administrator"). The Administrator performs services with regard to various aspects of each Fund's administrative operations. As compensation, the Funds pay the Administrator a monthly fee at the following annual rates: Equity Income Fund pays seven one-hundredths of one percent (0.07%) of average daily net assets (0.06% of average daily net assets over $500 million); each of the Small Cap and Emerging Markets Funds pays seven one-hundredths of one percent (0.07%) of average daily net assets (0.06% of daily net assets over $250 million).

Each Fund is responsible for its own operating expenses including, but not limited to: the Manager's fees; taxes, if any; brokerage and commission expenses, if any; interest charges on any borrowings; transfer agent, administrator, custodian, legal and auditing fees; shareholder servicing fees including fees to third party servicing agents; fees and expenses of Trustees who are not interested persons of the Manager; salaries of certain personnel; costs and expenses of calculating its daily net asset value; costs and expenses of accounting, bookkeeping and recordkeeping required under the Investment Company Act; insurance premiums; trade association dues; fees and expenses of registering and maintaining registration of its shares for sale under federal and applicable state securities laws; all costs associated with shareholders meetings and the preparation and dissemination of proxy materials, except for meetings called solely for the benefit of the Manager or its affiliates; printing and mailing prospectuses, statements of additional information and reports to shareholders; and other expenses relating to that Fund's operations, plus any extraordinary and nonrecurring expenses that are not expressly assumed by the Manager.

Rule 12b-1 adopted by the Securities and Exchange Commission (the "SEC") under the Investment Company Act permits an investment company directly or indirectly to pay expenses associated with the distribution of its shares ("distribution expenses") in accordance with a plan adopted by the investment company's Board of Trustees and approved by its shareholders. Pursuant to that Rule, the Trust's Board of Trustees and the initial shareholder of the Class P shares of each Fund have approved, and each Fund has entered into, a Share Marketing Plan (the "Plan") with the Manager, as the distribution coordinator, for the Class P shares. Under the Plan, each Fund will pay distribution fees to the Manager at an annual rate of 0.25% of the Fund's aggregate average daily net assets attributable to its Class P shares, to reimburse the Manager for its distribution costs with respect to that Class.

The Plan provides that the Manager may use the distribution fees received from the Class to pay for the distribution expenses of that Class, including, but not limited to (i) incentive compensation paid to the directors, officers and employees of, agents for and consultants to, the Manager or any other broker-dealer or financial institution that engages in the distribution of that Class; and (ii) compensation to broker-dealers, financial institutions or other persons for providing distribution assistance with respect to that Class. Distribution fees may also be used for (i) marketing and promotional activities, including, but not limited to, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising for that Class; (ii) costs of printing and distributing prospectuses, statements of additional information and reports of the Funds to prospective investors in that Class; (iii) costs involved in preparing, printing and distributing sales literature pertaining to the Funds and that Class; and (iv) costs involved obtaining whatever information, analysis and reports with respect to marketing and promotional activities that the Funds may, from time to time, deem advisable with respect to the distribution of that Class. Distribution fees are accrued daily and paid monthly, and are charged as expenses of the Class P shares as accrued.

In adopting the Plan, the Board of Trustees determined that there was a reasonable likelihood that the Plan would benefit the Funds and the shareholders of Class P shares. Information with respect to distribution revenues and expenses is presented to the Board of Trustees quarterly for their consideration in connection with their deliberations as to the continuance of the Plan. In their review of the Plan, the Board of Trustees are asked to take into consideration expenses incurred in connection with the separate distribution of the Class P shares. The Class P shares are not obligated under the Plan to pay any distribution expenses in excess of the distribution fee. Thus, if the Plan was terminated or otherwise not continued, no amounts (other than current amounts accrued but not yet paid) would be owed by the Class to the Manager.

The distribution fee attributable to the Class P shares is designed to permit an investor to purchase Class P shares through financial planners, retirement and pension plan administrators, broker-dealers and other financial intermediaries without the assessment of a front-end sales charge and at the same time to permit the Manager to compensate those persons on an ongoing basis in connection with the sale of the Class P shares.

The Plan provides that it shall continue in effect from year to year provided that a majority of the Board of Trustees of the Trust, including a majority of the Trustees who are not "interested persons" of the Trust (as defined in the Investment Company Act) and who have no direct or indirect financial interest in the operation of the Plan or any agreement related to the Plan (the "Independent Trustees"), vote annually to continue the Plan. The Plan may be terminated at any time by vote of a majority of the independent Trustees or of a majority of the outstanding shares (as defined in the Investment Company Act) of the Class P shares.

All distribution fees paid by the Funds under the Plan will be paid in accordance with Rule 2830 of the NASD Rules of Conduct.

For certain Funds, the Manager has agreed to reduce its management fee if necessary to keep total annual operating expenses at or below the lesser of the maximum allowable by applicable state expense limitations or the following percentages of each Fund's average net assets (before Rule 12b-1 fees): the Equity Income Fund, eighty-five one-hundredths of one percent (0.85%); the Small Cap Fund, one and four-tenths of one percent (1.40%); and the Emerging Markets Fund, one and nine-tenths of one percent (1.90%). The Manager also may voluntarily reduce additional amounts to increase the return to a Fund's investors. The Manager may terminate these voluntary reductions at any time. Any reductions made by the Manager in its fees are subject to reimbursement by that Fund within the following two years, provided that the Fund is able to effect such reimbursement and remain in compliance with applicable expense limitations. The Manager generally seeks reimbursement for the oldest reductions and waivers before payment by the Funds for fees and expenses for the current year.

In addition, the Manager may elect to absorb operating expenses that a Fund is obligated to pay to increase the return to that Fund's investors. If the Manager performs a service or assumes an operating expense for which a Fund is obligated to pay and the performance of such service or payment of such expense is not an obligation of the Manager under the Investment Management Agreement, the Manager is entitled to seek reimbursement from that Fund for the Manager's costs incurred in rendering such service or assuming such expense. The Manager also may compensate broker-dealers and other intermediaries that distribute a Fund's shares as well as other service providers of shareholder and administrative services. The Manager may also sponsor seminars and educational programs on the Funds for financial intermediaries and shareholders.

The Manager considers a number of factors in determining which brokers or dealers to use for each Fund's portfolio transactions. While these factors are more fully discussed in the Statement of Additional Information, they include, but are not limited to, reasonableness of commissions, quality of services and execution and availability of research that the Manager may lawfully and appropriately use in its investment management and advisory capacities. Provided the Funds receive prompt execution at competitive prices, the Manager also may consider sale of a Fund's shares as a factor in selecting broker-dealers for that Fund's portfolio transactions. It is anticipated that Montgomery Securities may act as one of the Funds' brokers in the purchase and sale of portfolio securities and, in that capacity, will receive brokerage commissions from the Funds. The Funds will use Montgomery Securities as its broker only when, in the judgment of the Manager and pursuant to review by the

Boards, Montgomery Securities will obtain a price and execution at least as favorable as that available from other qualified brokers. See "Execution of Portfolio Transactions" in the Statement of Additional Information for further information regarding Fund policies concerning execution of portfolio transactions.

Investors Fiduciary Trust Company, 127 West 10th Street, Kansas City, Missouri 64105, serves as the master transfer agent for the Funds (the "Master Transfer Agent") and performs certain recordkeeping and accounting functions. The Master Transfer Agent delegates certain transfer agent functions to DST Systems, Inc., P.O. Box 419073, Kansas City, Missouri 64141-6073, the Funds' transfer agent (the "Transfer Agent"). Morgan Stanley Trust Company, located at One Pierrepont Plaza, Brooklyn, New York 11201, serves as the Funds' principal custodian (the "Custodian").

How To Contact The Funds

For information on the Funds or your account, call a Montgomery Shareholder Service Representative at:

                                 (800) 572-3863

Mail  your  completed   application,   any  checks,   investment  or  redemption
instructions and correspondence to:

      Regular Mail                          Express Mail or Overnight Service
      ------------                          ---------------------------------
      The Montgomery Funds                  The Montgomery Funds
      c/o DST Systems, Inc.                 c/o DST Systems, Inc.
      P.O. Box 419073                       1004 Baltimore St.
      Kansas City, MO  64141-6073           Kansas City, MO  64105

Visit the Montgomery World Wide Web Site at:

                           www.xperts.montgomery.com/1

How To Invest In The Funds

The Funds' shares are offered only through financial intermediaries and financial professionals, with no sales load, at their next-determined net asset value after receipt of an order with payment. The Funds' shares are offered for sale by Montgomery Securities, the Funds' Distributor, 600 Montgomery Street, San Francisco, California 94111, (800) 572-3863, and through selected securities brokers and dealers.

If an order, together with payment in proper form, is received by the Transfer Agent, Montgomery Securities or certain administrators of 401(k) and other retirement plans by 4:00 p.m., New York time, on any day that the New York Stock Exchange ("NYSE") is open for trading, Fund shares will be purchased at the Fund's next-determined net asset value. Orders for Fund shares received after the Funds' cutoff times will be purchased at the next-determined net asset value after receipt of the order.

The minimum initial investment in each Fund is $1,000 (including IRAs) and $100 for subsequent investments. The Manager or the Distributor, in its discretion, may waive these minimums. The Funds do not accept third party checks or cash investments. Checks must be in U.S. dollars and, to avoid fees and delays, drawn only on banks located in the U.S. Purchases may also be made in certain circumstances by payment of securities. See the Statement of Additional Information for further details.



Initial Investments

Minimum Initial Investment (including IRAs):                         $1,000


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Initial Investments by Check
--------------------------------------------------------------------------------

                 o Complete the Account Application. Tell us in which Fund(s) you want to invest and make your check payable to The Montgomery Funds.

                 o   A charge may be imposed on checks that do not clear.


--------------------------------------------------------------------------------
Initial Investments by Wire
--------------------------------------------------------------------------------

                 o Call the Transfer Agent to tell them you intend to make your initial investment by wire. Provide the Transfer Agent with your name, dollar amount to be invested and Fund(s) in which you want to invest. They will provide you with further instructions to complete your purchase. Complete information regarding your account must be included in all wire instructions to ensure accurate handling of your investment.

                 o Request your bank to transmit immediately available funds by wire for purchase of shares in your name to the following:

                                   Investors Fiduciary Trust Company
                                   ABA #101003621
                                   For: DST Systems, Inc.
                                   Account #7526601
                                   Attention: The Montgomery Funds
                                   For Credit to: (shareholder(s) name)
                                   Shareholder Account Number: (shareholder(s)
                                         account number)
                                   Name of Fund: (Montgomery Fund name)

                 o   Your bank may charge a fee for any wire transfers.

                 o The Funds and the Distributor each reserve the right to reject any purchase order in whole or in part.


Subsequent Investments

Minimum Subsequent Investment (including IRAs):                 $100


--------------------------------------------------------------------------------
Subsequent Investments by Check
--------------------------------------------------------------------------------

                 o Make your check payable to The Montgomery Funds. Enclose an investment stub with your check. If you do not have an investment stub, mail your check with written instructions indicating the Fund name and account number to which your investment should be credited.

                 o   A charge may be imposed on checks that do not clear.


--------------------------------------------------------------------------------
Subsequent Investments by Wire
--------------------------------------------------------------------------------

                 o You do not need to contact the Transfer Agent prior to making subsequent investments by wire. Instruct your bank to wire funds to the Transfer Agent's affiliated bank by using the bank wire information under "Initial Investments by Wire."


--------------------------------------------------------------------------------
Subsequent Investments by Telephone
--------------------------------------------------------------------------------

                 o Shareholders are automatically eligible to make telephone purchases. To make a purchase, call the Transfer Agent at
                     (800) 572-3863 before the Fund cutoff time.

                 o   Shares for IRAs may not be purchased by phone.

                 o The maximum telephone purchase is an amount up to five times your account value on the previous day.

                 o Payments for shares purchased must be received by the Transfer Agent within three business days after the purchase request. Write your confirmed purchase number on your check or include it in your wire instructions.

                 o You should do one of the following to ensure payment is received in time:

                                    o Transfer funds directly from your bank account by sending a letter and a voided check or deposit slip (for a savings account) to the Transfer Agent.

                                    o Send a check by overnight or 2nd day courier service.

                                    o  Instruct  your bank to wire  funds to the
                                       Transfer Agent's affiliated bank by using
                                       the  bank  wire  information   under  the
                                       section  titled  "Initial  Investments by
                                       Wire."


--------------------------------------------------------------------------------
Automatic Account Builder ("AAB")
--------------------------------------------------------------------------------

                  o AAB will be established on existing accounts only. You may not use an AAB investment to open a new account. The minimum automatic investment amount is each Fund's subsequent investment minimum.

                  o   Your  bank  must be a  member  of the  Automated  Clearing
                      House.

                  o To establish AAB, attach a voided check (checking account) or preprinted deposit slip (savings account) from your bank account to your Montgomery account application or your letter of instruction. Investments will automatically be transferred into your Montgomery account from your checking or savings account.

                  o Investments may be transferred either monthly or quarterly on or up to two business days before the 5th or 20th day of the month. If no day is specified on your account application or your letter of instruction, the 20th of each month will be selected.

                  o You should allow 20 business days for this service to become effective.

                  o You may cancel your AAB at any time by sending a letter to the Transfer Agent. Your request will be processed upon receipt.


Telephone Transactions

You agree to reimburse the Funds for any expenses or losses incurred in connection with transfers from your accounts, including any caused by your bank's failure to act in accordance with your request or its failure to honor your debit. If your bank makes erroneous payments or fails to make payment after shares are purchased on your behalf, any such purchase may be canceled and this privilege terminated immediately. This privilege may be discontinued at any time by the Funds upon 30- days' written notice or at any time by you by written notice to the Funds. Your request will be processed upon receipt.

Although Fund shares are priced at the net asset value next-determined after receipt of a purchase request, shares are not purchased until payment is received. Should payment not be received when required, the Transfer Agent will cancel the telephone purchase request and you may be responsible for any losses incurred by a Fund. The Funds and the Transfer Agent will not be liable for following instructions communicated by telephone reasonably believed to be genuine. The Funds employ reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures include recording certain telephone calls, sending a confirmation and requiring the caller to give a special authorization number or other personal information not likely to be known by others. The Fund and Transfer Agent may be liable for any losses due to unauthorized or fraudulent telephone transactions only if such reasonable procedures are not followed.

Retirement Plans

Shares of the Funds are available for purchase by any retirement plan, including Keogh plans, 401(k) plans, 403(b) plans and IRAs. Certain of the Funds are available for purchase through administrators for retirement plans. Investors who purchase shares as part of a retirement plan should address inquiries and seek investment servicing from their plan administrators. Plan administrators may receive compensation from the Funds for performing shareholder services.

Share Certificates

Share certificates will not be issued by the Funds. All shares are held in non-certificated form registered on the books of the Funds and the Transfer Agent for the account of the shareholder.

How To Redeem An Investment In The Funds

The Funds will redeem all or any portion of an investor's outstanding shares upon request. Redemptions can be made on any day that the NYSE is open for trading. The redemption price is the net asset value per share next determined after the shares are validly tendered for redemption and such request is received by the Transfer Agent or, in the case of repurchase orders, Montgomery Securities or other securities dealers. Payment of redemption proceeds is made promptly regardless of when redemption occurs and normally within three days after receipt of all documents in proper form, including a written redemption order with appropriate signature guarantee. Redemption proceeds will be mailed or wired in accordance with the shareholder's instructions. The Funds may suspend the right of redemption under certain extraordinary circumstances in accordance with the rules of the SEC. In the case of shares purchased by check and redeemed shortly after the purchase, the Transfer Agent will not mail redemption proceeds until it has been notified that the monies used for the purchase have been collected, which may take up to 15 days from the purchase date. Shares tendered for redemptions through brokers or dealers (other than the Distributor) may be subject to a service charge by such brokers or dealers. Procedures for requesting a redemption are set forth below.


--------------------------------------------------------------------------------
Redeeming by Written Instruction
--------------------------------------------------------------------------------

                  o Write a letter giving your name, account number, the name of the Fund from which you wish to redeem and the dollar amount or number of shares you wish to redeem.

                  o Signature guarantee your letter if you want the redemption proceeds to go to a party other than the account owner(s), your predesignated bank account or if the dollar amount of the redemption exceeds $50,000. Signature guarantees may be provided by an eligible guarantor institution such as a commercial bank, an NASD member firm such as a stock broker, a savings association or national securities exchange. Contact the Transfer Agent for more information.

                  o If you do not have a predesignated bank account and want to wire your redemption proceeds, include a voided check or deposit slip with your letter. The minimum amount that may be wired is $500 (wire charges, if any, will be deducted from redemption proceeds). The Fund reserves the right to permit lesser wire amounts or fees in the Manager's discretion.


--------------------------------------------------------------------------------
Redeeming By Telephone
--------------------------------------------------------------------------------

                  o Unless you have declined telephone redemption privileges on your account application, you may redeem shares up to $50,000 by calling the Transfer Agent before the Fund cutoff time.

                  o If you included bank wire information on your account application or made subsequent arrangements to accommodate bank wire redemptions, you may request that the Transfer Agent wire your redemption proceeds to your bank account. Allow at least two business days for redemption proceeds to be credited to your bank account. If you want to wire your redemption proceeds to arrive at your bank on the same business day (subject to bank cutoff times), there is a $10 fee.

                  o Telephone redemption privileges will be suspended 30 days after an address change. All redemption requests during this period must be in writing with a guaranteed signature.

                  o Telephone redemption privileges may be cancelled after an account is opened by instructing the Transfer Agent in writing. Your request will be processed upon receipt. This service is not available for IRA accounts.



--------------------------------------------------------------------------------

By establishing telephone redemption privileges, a shareholder authorizes the Funds and the Transfer Agent to act upon the instruction of the shareholder or his or her designee by telephone to redeem from the account for which such service has been authorized and transfer the proceeds to a bank or other account designated in the Authorization. When a shareholder appoints a designee on the Account Application or by other written authorization, the shareholder agrees to be bound by the telephone redemption instructions given by the shareholder's designee. The Funds may change, modify or terminate these privileges at any time upon 60-days' notice to shareholders. The Funds will not be responsible for any loss, damage, cost or expense arising out of any transaction that appears on the shareholder's confirmation after 30 days following mailing of such confirmation. See discussion of Fund telephone procedures and liability under "Telephone Transactions."

Shareholders may experience delays in exercising telephone redemption privileges during periods of abnormal market activity. During periods of volatile economic or market conditions, shareholders may wish to consider transmitting redemption orders by telegram (not available for IRAs) or overnight courier.

Systematic Withdrawal Plan

Under a Systematic Withdrawal Plan, a shareholder with an account value of $1,000 or more in a Fund may receive (or have sent to a third party) periodic payments (by check or wire). The minimum payment amount is $100 from each Fund account. Payments may be made either monthly or quarterly on the 1st of each month. Depending on the form of payment requested, shares will be redeemed up to five business days before the redemption proceeds are scheduled to be received by the shareholder. The redemption may result in the recognition of gain or loss for income tax purposes.

Small Accounts

Due to the relatively high cost of maintaining smaller accounts, each Fund will redeem shares from any account if at any time, because of redemptions by the shareholder, the total value of a shareholder's account is less than $1,000. If a Fund decides to make an involuntary redemption, the shareholder will first be notified that the value of the shareholder's account is less than the minimum level and will be allowed 30 days to make an additional investment to bring the value of that account at least to the minimum investment required to open an account before the Fund takes any action.

Exchange Privileges And Restrictions

You may exchange shares from another Class P Fund with the same registration, taxpayer identification number and address. An exchange may result in a recognized gain or loss for income tax purposes. See the discussion of Fund telephone procedures and limitations of liability under "Telephone Transactions."


--------------------------------------------------------------------------------
Purchasing and Redeeming Shares by Exchange
--------------------------------------------------------------------------------

       o You are automatically eligible to make telephone exchanges with your Montgomery account.

       o Exchange purchases and redemptions will be processed using the next-determined net asset value (with no sales charge or exchange fee) after your request is received. Your request is subject to the Funds' cut-off times.

       o Exchange purchases must meet the minimum investment requirements of the Fund you intend to purchase.

       o You may exchange for shares of a Fund only in states where that Fund's shares are qualified for sale and only for Funds offered by this prospectus.

       o You may not exchange for shares of a Fund that is not open to new shareholders unless you have an existing account with that Fund.

       o Because excessive exchanges can harm a Fund's performance, the Trust reserves the right to terminate your exchange privileges if you make more than four exchanges out of any one fund during a twelve-month period. The Fund may also refuse an exchange into a Fund from which you have redeemed shares within the previous 90 days (accounts under common control and accounts with the same taxpayer identification number will be counted together). A shareholder's exchanges may be restricted or refused if a Fund receives, or the Manager anticipates, simultaneous orders affecting significant portions of that Fund's assets and, in particular, a pattern of exchanges coinciding with a "market timing" strategy. The Trust reserves the right to refuse exchanges by any person or group if, in the Manager's judgment, a Fund would be unable to effectively invest the money in accordance with its investment objective and policies, or would otherwise be potentially adversely affected. Although the Trust attempts to provide prior notice to affected shareholders when it is reasonable to do so, it may impose these restrictions at any time. The exchange limit may be modified for accounts in certain institutional retirement  plans  to  conform  to  plan  exchange  limits  and  U.S.
           Department of Labor regulations (for those limits, see plan materials). The Trust reserves the right to terminate or modify the exchange privileges of Fund shareholders in the future.

--------------------------------------------------------------------------------

Automatic Transfer Service ("ATS")

You may elect systematic exchanges out of the Funds. The minimum exchange is $100. Periodically investing a set dollar amount into a Fund is also referred to as dollar-cost averaging because the number of shares purchased will vary depending on the price per share. Your account with the recipient Fund must meet the applicable minimum of $1,000.

Investing through Securities Brokers, Dealers and Financial Intermediaries Investors may purchase shares of a Fund from other selected securities brokers, dealers or through financial intermediaries such as benefit plan administrators. Investors should contact these agents directly for appropriate instructions, as well as information pertaining to accounts and any service or transaction fees that may be charged by these agents. Purchase orders through securities brokers, dealers and other financial intermediaries are effected at the next-determined net asset value after receipt of the order by such agent, provided the agent transmits such order on a timely basis to the Transfer Agent so that it is received by 4:00 p.m., New York time, on days that the Fund issues shares. Orders received after that time will be purchased at the next-determined net asset value. To the extent that these agents perform shareholder servicing activities for the Fund, they may receive fees from the Fund for such services.

Redemption Orders Through Brokerage Accounts
Shareholders also may sell shares back to the Funds by wire or telephone through Montgomery Securities or selected securities brokers or dealers. Shareholders should contact their securities broker or dealer for appropriate instructions and for information concerning any transaction or service fee that may be imposed by the broker or dealer. Shareholders are entitled to the net asset value next determined after receipt of a redemption order by such broker-dealer, provided the broker-dealer transmits such order on a timely basis to the Transfer Agent so that it is received by 4:00 p.m., New York time, on a day that the Fund redeems shares. Orders received after that time are entitled to the net asset value next determined after receipt.

How Net Asset Value Is Determined

The net asset value of each Fund is determined once daily as of 4:00 p.m., New York time, on each day that the NYSE is open for trading. Per-share net asset value is calculated by dividing the value of each Fund's total net assets by the total number of that Fund's shares then outstanding.

As more fully described in the Statement of Additional Information, portfolio securities are valued using current market valuations: either the last reported sales price or, in the case of securities for which there is no reported last sale and fixed income securities, the mean between the closing bid and asked price. Securities for which market quotations are not readily available or which are illiquid are valued at their fair values as determined in good faith under the supervision of the Trust's officers, and by the Manager and the Pricing Committee of the Board, respectively, in accordance with methods that are specifically authorized by the Board. Short-term obligations with maturities of 60 days or less are valued at amortized cost as reflecting fair value.

The value of securities denominated in foreign currencies and traded on foreign exchanges or in foreign markets will be translated into U.S. dollars at the last price of their respective currency denomination against U.S. dollars quoted by a major bank or, if no such quotation is available, at the rate of exchange determined in accordance with policies established in good faith by the Board. Because the value of securities denominated in foreign currencies must be translated into U.S. dollars, fluctuations in the value of such currencies in relation to the U.S. dollar may affect the net asset value of Fund shares even without any change in the foreign-currency denominated values of such securities.

Because foreign securities markets may close before the Funds determine their net asset values, events affecting the value of portfolio securities occurring between the time prices are determined and the time the Funds calculate their net asset values may not be reflected unless the Manager, under supervision of the Board, determines that a particular event would materially affect a Fund's net asset value.


Dividends And Distributions

Each Fund distributes substantially all of its net investment income and net capital gains to shareholders each year. The amount and frequency of Fund distributions are not guaranteed and are at the discretion of the Board.
Currently, the Funds intend to distribute according to the following schedule:


==========================================================================================================================
                                         Income Dividends                         Capital Gains
--------------------------------------------------------------------------------------------------------------------------
Small Cap Fund and Emerging              Declared and paid in November            Declared and paid in November
Markets Fund                             or December each year*                   or December each year*
--------------------------------------------------------------------------------------------------------------------------
Equity Income Fund                       Declared and paid on or about the        Declared and paid in November
                                         last business day of each quarter.       or December each year*
==========================================================================================================================

* Additional distributions, if necessary, may be made following each Fund's fiscal year end (June 30) in order to avoid the imposition of tax on a Fund.

Unless investors request cash distributions in writing at least seven business days before a distribution, or on the Account Application, all dividends and other distributions will be reinvested automatically in additional shares of the applicable Fund and credited to the shareholder's account at the closing net asset value on the reinvestment date.

Distributions Affect a Fund's Net Asset Value

Distributions are paid to you as of the record date of a distribution of a Fund, regardless of how long you have held the shares. Dividends and capital gains awaiting distribution are included in each Fund's daily net asset value. The share price of a Fund drops by the amount of the distribution, net of any subsequent market fluctuations. For example, assume that on December 31, the Equity Income Fund declared a dividend in the amount of $0.50 per share. If the Equity Income Fund's share price was $10.00 on December 30, the Fund's share price on December 31 would be $9.50, barring market fluctuations.

"Buying a Dividend"

If you buy shares of a Fund just before a distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. This is called "buying a dividend." In the example above, if you bought shares on December 30, you would have paid $10.00 per share. On December 31, the Fund would pay you $0.50 per share as a dividend and your shares would now be worth $9.50 per share. Unless your account is a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes even though you may not have participated in the increase of net asset value of the Fund, regardless whether you reinvested the dividends.

Taxation

Each of the Funds has elected and intends to continue to qualify to be treated as a regulated investment company under Subchapter M of the Code, by distributing substantially all of its net investment income and net capital gains to its shareholders and meeting other requirements of the Code relating to the sources of its income and diversification of assets. Accordingly, the Funds generally will not be liable for federal income tax or excise tax based on net income except to the extent their earnings are not distributed or are distributed in a manner that does not satisfy the requirements of the Code. If a Fund is unable to meet certain Code requirements, it may be subject to taxation as a corporation. Funds investing in foreign securities also may incur tax liability to the extent they invest in "passive foreign investment companies." See "Portfolio Securities" and the Statement of Additional Information.

For federal income tax purposes, any dividends derived from net investment income and any excess of net short-term capital gain over net long-term capital loss that investors (other than certain tax-exempt organizations that have not borrowed to purchase Fund shares) receive from the Funds are considered ordinary income. Part of the distributions paid by the Funds may be eligible for the dividends-received deduction allowed to corporate shareholders under the Code. Distributions of the excess of net long-term capital gain over net short-term capital loss from transactions of a Fund are treated by shareholders as long-term capital gains regardless of the length of time the Fund's shares have been owned. Distributions of income and capital gains are taxed in the manner described above, whether they are taken in cash or are reinvested in additional shares of the Funds.

Each Fund will inform its investors of the source of their dividends and distributions at the time they are paid, and will promptly after the close of each calendar year advise investors of the tax status of those distributions and dividends. Investors (including tax-exempt and foreign investors) are advised to consult their own tax advisers regarding the particular tax consequences to them of an investment in shares of the Funds. Additional information on tax matters relating to the Funds and their shareholders is included in the Statement of Additional Information.

General Information

The Trusts

All of the Funds are series of The Montgomery Funds, a Massachusetts business trust organized on May 10, 1990. The Agreement and Declarations of Trust of the Trust permits its Board to issue an unlimited number of full and fractional shares of beneficial interest, $.01 par value, in any number of series. The assets and liabilities of each series of the Trust are separate and distinct from each other series.

This Prospectus relates only to the Class P shares of the Funds. The Funds offer other classes of shares to eligible investors and may in the future designate other classes of shares for specific purposes.

Shareholder Rights

Shares issued by the Funds have no preemptive, conversion or subscription rights. Each whole share is entitled to one vote as to any matter on which it is entitled to vote and each fractional share is entitled to a proportionate fractional vote. Shareholders have equal and exclusive rights as to dividends and distributions as declared by each Fund and to the net assets of each Fund upon liquidation or dissolution. Each Fund, as a separate series of the Trust, votes separately on matters affecting only that Fund (e.g., approval of the Investment Management Agreement); all series of the Trust vote as a single class on matters affecting all series of that Trust jointly or the Trust as a whole (e.g., election or removal of Trustees). Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in any election of Trustees can, if they so choose, elect all of the Trustees of the Trust. Except as set forth herein, all classes of shares issued by a Fund shall have identical voting, dividend, liquidation and other rights, preferences, and terms and conditions. The only differences among the various classes of shares relate solely to the following: (a) each class may be subject to different class expenses; (b) each class may bear a different identifying designation; (c) each class may have exclusive voting rights with respect to matters solely affecting such class; (d) each class may have different exchange privileges; and (e) each class may provide for the automatic conversion of that class into another class. While the Trust is not required and do not intend to hold annual meetings of shareholders, such meetings may be called by the Trust's Board at its discretion, or upon demand by the holders of 10% or more of the outstanding shares of the Trust for the purpose of electing or removing Trustees. Shareholders may receive assistance in communicating with other shareholders in connection with the election or removal of Trustees pursuant to the provisions of Section 16(c) of the Investment Company Act.

Performance Information

From time to time, the Funds may publish their total return, and, in the case of certain Funds, current yield and tax equivalent yield in advertisements and communications to investors. Performance data may be quoted separately for the Class P shares as for other classes. Total return information generally will include a Fund's average annual compounded rate of return over the most recent four calendar quarters and over the period from the Fund's inception of operations.  A Fund  may also  advertise  aggregate  and  average  total  return information over different periods of time. Each Fund's average annual compounded rate of return is determined by reference to a hypothetical $1,000 investment that includes capital appreciation and depreciation for the stated period according to a specific formula. Aggregate total return is calculated in a similar manner, except that the results are not annualized. Total return figures will reflect all recurring charges against each Fund's income.

Current yield as prescribed by the SEC is an annualized percentage rate that reflects the change in value of a hypothetical account based on the income received from the Fund during a 30-day period. It is computed by determining the net change, excluding capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period. A hypothetical charge reflecting deductions from shareholder accounts for management fees or shareholder services fees, for example, is subtracted from the value of the account at the end of the period and the difference is divided by the value of the account at the beginning of the base period to obtain the base period return. The result is then annualized.
See "Performance Information" in the Statement of Additional Information.

Investment results of the Funds will fluctuate over time, and any presentation of the Funds' total return or current yield for any prior period should not be considered as a representation of what an investor's total return or current yield may be in any future period. The Funds' Annual Report contains additional performance information and is available upon request and without charge by calling (800) 572-FUND.

Legal Opinion

The validity of shares offered by this Prospectus will be passed on by Heller, Ehrman, White & McAuliffe, 333 Bush Street, San Francisco, California 94104.

Shareholder Reports and Inquiries

During the year, the Funds will send you the following information:

    o Confirmation statements are mailed after every transaction that affects your account balance, except for most money market transactions (monthly) and pre-authorized automatic investment, exchange and redemption services (quarterly).

    o Account statements are mailed after the close of each calendar quarter. (Retain your fourth-quarter statement for your tax records.)

    o Annual and semi-annual reports are mailed approximately 60 days after June 30 and December 31.

    o   1099 tax form(s) are mailed by January 31.

    o Annual updated prospectus is mailed to existing shareholders in October or November.

Unless otherwise requested, only one copy of each shareholder report or other material sent to shareholders will be mailed to each household with accounts under common ownership and the same address regardless of the number of shareholders or accounts at that household or address. Any questions should be directed to The Montgomery Funds at (800) 572-3863 or (800) 572-FUND.

Backup Withholding

Tax identification number (TIN)

Be sure to complete the Tax Identification Number section of the Fund's application when you open an account. Federal tax law requires the Fund to withhold 31% of taxable dividends, capital gains distributions and redemption and exchange proceeds from accounts (other than those of certain exempt payees) without a certified Social Security or tax identification number and certain other certified information or upon notification from the IRS or a broker that withholding is required. A shareholder who does not have a TIN should apply for one immediately by contacting the local office of the Social Security Administration or the IRS. Backup withholding could apply to payments made to a shareholder's account while awaiting receipt of a TIN. Special rules apply for certain entities. For example, for an account established under the Uniform Gifts to Minors Act, the TIN of the minor should be furnished. If a shareholder has been notified by the IRS that he or she is subject to backup withholding because he or she failed to report all interest and dividend income on his or her tax return and the shareholder has not been notified by the IRS that such withholding will cease, the shareholder should cross out the appropriate item in the Account Application. Dividends paid to a foreign shareholder's account by a Fund may be subject to up to 30% withholding instead of backup withholding.

A shareholder that is an exempt recipient should furnish a TIN and check the appropriate box. Exempt recipients include certain corporations, certain tax-exempt entities, tax-exempt pension plans and IRAs, governmental agencies, financial institutions, registered securities and commodities dealers and others. For further information, see Section 3406 of the Code and consult with a tax adviser.

                        ---------------------------------

This Prospectus is not an offering of the securities herein described in any state in which the offering is unauthorized. No salesman, dealer or other person is authorized to give any information or make any representation other than those contained in this Prospectus, the Statement of Additional Information, or in the Funds' official sales literature.

                                    Glossary

o Asset backed securities. Asset backed securities are secured by and payable from, pools of assets, such as motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property and receivables from revolving credit (e.g., credit card) agreements.

o Cash equivalents. Cash equivalents are short-term, interest bearing instruments or deposits and may include, for example, commercial paper, certificates of deposit, repurchase agreements, bankers' acceptances, U.S. Treasury bills, bank money market deposit accounts, master demand notes and money market mutual funds. These consist of high-quality debt obligations, certificates of deposit and bankers' acceptances rated at least A-1 by S&P or Prime-1 by Moody's, or the issuer has an outstanding issue of debt securities rated at least A by S&P or Moody's, or are of comparable quality in the opinion of the Manager.

o Collateral assets include cash, letters of credit, U.S. government securities or other high-grade liquid debt or equity securities (except that instruments collateralizing loans by the Reserve Fund must be debt securities rated in the highest grade). Collateral assets are separately identified and rendered unavailable for investment or sale.

o Collateralized Mortgage Obligations (CMOs). Derivative mortgage-related securities that separate the cash flows of mortgage pools into different classes or tranches. Stripped mortgage securities are CMOs that allocate different proportions of interest and principal payments on a pool of mortgages. One class may receive all of the interest (the interest only or "IO" class) while another may receive all of the principal (principal only or "PO" class). The yield to maturity on any IO or PO class is extremely sensitive not only to changes in interest rates but also to the rate of principal payments and prepayments on underlying mortgages. In the most extreme cases, an IO class may become worthless.

o Convertible security. A fixed-income security (a bond or preferred stock) that may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stock in a corporation's capital structure but are usually subordinated to similar non-convertible securities. The price of a convertible security is influenced by the market value of the underlying common stock.

o Covered call option. A call option is "covered" if the Fund owns the underlying securities, has the right to acquire such securities without additional consideration, has collateral assets sufficient to meet its obligations under the option, or owns an offsetting call option.

o Covered put option. A put option is "covered" if the Fund has collateral assets with a value not less than the exercise price of the option or holds a put option on the underlying security.

o Depositary receipts include American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") and other similar instruments. Depositary receipts are receipts typically issued in connection with a U.S. or foreign bank or trust company and evidence ownership of underlying securities issued by a foreign corporation.

o Derivatives include forward currency exchange contracts, stock options, currency options, stock and stock index options, futures contracts, swaps and options on futures contracts on U.S. government and foreign government securities and currencies.

o Dollar roll transaction. A dollar roll transaction is similar to a reverse repurchase agreement except it requires a Fund to repurchase a similar rather than the same security.

o Duration. Traditionally, a debt security's "term to maturity" characterizes a security's sensitivity to changes in interest rates. However, "term to maturity" measures only the time until a debt security provides its final payment, taking no account of pre-maturity payments. Most debt securities provide interest ("coupon") payments in addition to a final ("par") payment at maturity, and some securities have call provisions allowing the issuer to repay the instrument in full before maturity date, each of which affect the security's response to interest rate changes. "Duration" is considered a more precise measure of interest rate risk than "term to maturity." Determining duration may involve the Manager's estimates of future economic parameters, which may vary from actual future values. Fixed-income securities with effective durations of three years are more responsive to interest rate fluctuations than those with effective durations of one year. For example, if interest rates rise by 1%, the value of securities having an effective duration of three years will generally decrease by approximately 3%.

o EAFE Index. The Morgan Stanley Capital International Europe, Australia, Far East Index.

o Emerging Market Companies. A company is considered to be an emerging market company if its securities are principally traded in the capital market of an emerging market country; it derives at least 50% of its total revenue from either goods produced or services rendered in emerging market countries or from sales made in such emerging market countries, regardless of where the securities of such companies are principally traded; or it is organized under the laws of, and with a principal office in, an emerging market country. An emerging market country is one having an economy and market that are or would be considered by the World Bank or the United Nations to be emerging or developing.

o Equity derivative securities include, among other things, options on equity securities, warrants and future contracts on equity securities.


                                       A 1

o Equity swaps. Equity swaps allow the parties to exchange the dividend income or other components of return on an equity investment (e.g., a group of equity securities or an index) for a component of return on another non-equity or equity investment. Equity swaps transitions may be volatile and may present the Fund with counterparty risks.

o Forward currency contracts. A forward currency contract is a contract individually negotiated and privately traded by currency traders and their customers and creates an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Funds generally do not enter into forward contracts with terms greater than one year. A Fund generally enters into forward contracts only under two circumstances. First, if a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security by entering into a forward contract to buy the amount of a foreign currency needed to settle the transaction. Second, if the Manager believes that the currency of a particular foreign country will substantially rise or fall against the U.S. dollar, it may enter into a forward contract to buy or sell the currency approximating the value of some or all of a Fund's portfolio securities denominated in such currency. A Fund will not enter into a forward contract if, as a result, it would have more than one-third of total assets committed to such contracts (unless it owns the currency that it is obligated to deliver or has collateral assets sufficient to cover its obligations). Although forward contracts are used primarily to protect a Fund from adverse currency movements, they involve the risk that currency movements will not be accurately predicted.

o Futures and options on futures. An interest rate futures contract is an agreement to purchase or sell debt securities, usually U.S. government securities, at a specified date and price. For example, a Fund may sell interest rate futures contracts (i.e., enter into a futures contract to sell the underlying debt security) in an attempt to hedge against an anticipated increase in interest rates and a corresponding decline in debt securities it owns. Each Fund will have collateral assets equal to the purchase price of the portfolio securities represented by the underlying interest rate futures contracts it has an obligation to purchase.

o Highly rated debt securities. Debt securities rated within the three highest grades by Standard & Poor's Corporation ("S&P") (AAA to A), Moody's Investors Services, Inc. ("Moody's") (Aaa to A) or Fitch Investor Services, Inc. ("Fitch") (AAA to A), or in unrated debt securities deemed to be of comparable quality by the Manager using guidelines approved by the Board of Trustees. See the Appendix to the Statement of Additional Information for a description of these ratings.

o Illiquid securities. The Funds treat any securities subject to restrictions on repatriation for more than seven days and securities issued in connection with foreign debt conversion programs that are restricted as to remittance of invested capital or profit as illiquid. The Funds also treat repurchase agreements with maturities in excess of seven days as illiquid. Illiquid securities do not include securities that are restricted from trading on formal markets for some period of time but for which an active informal market exists, or securities that meet the requirements of Rule 144A under the Securities Act of 1933 and that, subject to the review by the Board and guidelines adopted by the Board, the Manager has determined to be liquid.

o Investment grade. Investment grade debt securities are those rated within the four highest grades by S&P (at least BBB), Moody's (at least Baa) or Fitch (at least Baa) or in unrated debt securities deemed to be of comparable quality by the Manager using guidelines approved by the Board of Trustees.

o Leverage. Some Funds may use leverage in an effort to increase return. Although leverage creates an opportunity for increased income and gain, it also creates special risk considerations. Leveraging also creates interest expenses that can exceed the income from the assets retained.

o Options on securities, securities indices and currencies. A Fund may purchase call options on securities which it intends to purchase (or on currencies in which those securities are denominated) in order to limit the risk of a substantial increase in the market price of such security (or an adverse movement in the applicable currency). A Fund may purchase put options on particular securities (or on currencies in which those securities are denominated) in order to protect against a decline in the market value of the underlying security below the exercise price less the premium paid for the option (or an adverse movement in the applicable currency relative to the U.S. dollar). Prior to expiration, most options are expected to be sold in a closing sale transaction. Profit or loss from the sale depends upon whether the amount received is more or less than the premium paid plus transaction costs. A Fund may purchase put and call options on stock indices in order to hedge against risks of stock market or industry-wide stock price fluctuations.

o Repurchase agreement. With a repurchase agreement, a Fund acquires a U.S. government security or other high-grade liquid debt instrument (for the Reserve Fund, the instrument must be rated in the highest grade) from a financial institution that simultaneously agrees to repurchase the same security at a specified time and price.

o Reverse dollar roll transactions. When a Fund engages in a reverse dollar roll, it purchases a security from a financial institution and concurrently agrees to resell a similar security to that institution at a later date at an agreed-upon price.

o Reverse repurchase agreement. In a reverse repurchase agreement, a Fund sells to a financial institution a security that it holds and agrees to repurchase the same security at an agreed-upon price and date.

o   S&P 500.  Standard & Poor's 500 Composite Price Index.

o Securities lending. A fund may lend securities to brokers, dealers and other financial organizations. Each securities loan is collateralized with collateral assets in an amount at least equal to the current market value of the loaned securities, plus accrued interest. There is a risk of delay in receiving collateral or in recovering the securities loaned or even a loss of rights in collateral should the borrower fail financially.

o U.S. government securities include U.S. Treasury bills, notes, bonds and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

                                       A 2

o A warrant typically is a long-term option that permits the holder to buy a specified number of shares of the issuer's underlying common stock at a specified exercise price by a particular expiration date. A warrant not exercised or disposed of by its expiration date expires worthless.

o When-issued and forward commitment securities. The Funds may purchase U.S. government or other securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" or "delayed delivery" basis. The price is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. When-issued securities and forward commitments may be sold prior to the settlement date, but a Fund will enter into when-issued and forward commitments only with the intention of actually receiving or delivering the securities. No income accrues on securities that have been purchased pursuant to a forward commitment or on a when-issued basis prior to delivery to a Fund. At the time a Fund enters into a transaction on a when-issued or forward commitment basis, it supports its obligation with collateral assets equal to the value of the when-issued or forward commitment securities and causes the collateral assets to be marked to market daily. There is a risk that the securities may not be delivered and that the Fund may incur a loss.


                                       A 3

                               Investment Manager
                        Montgomery Asset Management, L.P.
                              101 California Street
                         San Francisco, California 94111
                                 1-800-572-FUND

                                   Distributor
                              Montgomery Securities
                              600 Montgomery Street
                         San Francisco, California 94111
                                 1-415-627-2485

                                    Custodian
                          Morgan Stanley Trust Company
                              One Pierrepont Plaza
                            Brooklyn, New York 11201

                                 Transfer Agent
                                DST Systems, Inc.
                                 P.O. Box 419073
                        Kansas City, Missouri 64141-6073
                                 1-800-572-3863

                                    Auditors
                              Deloitte & Touche LLP
                                50 Fremont Street
                         San Francisco, California 94105

                                  Legal Counsel
                        Heller, Ehrman, White & McAuliffe
                                 333 Bush Street
                         San Francisco, California 94104

              ----------------------------------------------------

                                     PART C

                                OTHER INFORMATION

               ---------------------------------------------------

                              THE MONTGOMERY FUNDS

                                 --------------

                                    FORM N-1A

                                 --------------

                                     PART C

                                 --------------


Item 24. Financial Statements and Exhibits
         (a)      Financial Statements:

                  (1) Portfolio Investments as of June 30, 1996; Statements of Assets and Liabilities as of June 30, 1996; Statements of Operations For the Year Ended June 30, 1996; Statement of Cash Flows for year ended June 30, 1996; Statements of Changes in Net Assets for the Year Ended June 30, 1996; Financial Highlights for a Fund share outstanding throughout each year, including the year ended June 30, 1996 for Montgomery Growth Fund, Montgomery Micro Cap Fund, Montgomery Small Cap Fund, Montgomery Small Cap Opportunities Fund, Montgomery Equity Income Fund, Montgomery Asset Allocation Fund, Montgomery Select 50 Fund, Montgomery Global Opportunities Fund, Montgomery Global Communications Fund, Montgomery International Small Cap Fund, Montgomery International Growth Fund, Montgomery Emerging Markets Fund, Montgomery Short Government Bond Fund, Montgomery Government Reserve Fund, Montgomery California Tax-Free Intermediate Bond Fund and Montgomery California Tax-Free Money Fund; Notes to Financial Statements; Independent Auditors' Report on the foregoing, all incorporated by reference to the Annual Report to Shareholders of the above-named funds.

         (b)      Exhibits:

                  (1)(A) Agreement and Declaration of Trust is incorporated by reference to the Registrant's Registration Statement as filed with the Commission on May 16, 1990 ("Registration Statement").

                  (1)(B) Amendment to Agreement and Declaration of Trust is incorporated by reference to Post-Effective Amendment No. 17 to the Registration Statement as filed with the Commission on December 30, 1993 ("Post-Effective Amendment No. 17").

                  (1)(C) Amended and Restated Agreement and Declaration of Trust is incorporated by reference to Post-Effective Amendment No. 28 to the Registration Statement as filed with the Commission on September 13, 1995 ("Post-Effective Amendment No. 28").

                  (2)      By-Laws  are   incorporated   by   reference  to  the
                           Registration Statement.

                  (3)      Voting Trust Agreement - Not applicable.

                  (4)      Specimen Share Certificate - Not applicable.

                  (5)(A) Form of Investment Management Agreement is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement as filed with the Commission on July 5, 1990 ("Pre-Effective Amendment No. 1").

                  (5)(B) Form of Amendment to Investment Management Agreement is incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement as filed with the Commission on March 31, 1995 ("Post-Effective Amendment No. 24").

                  (6)(A) Form of Underwriting Agreement is incorporated by reference to Pre-Effective Amendment No. 1.

                  (6)(B) Form of Selling Group Agreement is incorporated by reference to Pre-Effective Amendment No. 1.

                  (7)      Benefit Plan(s) - Not applicable.

                  (8) Custody Agreement is incorporated by reference to Post-Effective Amendment No. 24.

                  (9)(A)   Form  of   Administrative   Services   Agreement   is
                           incorporated by reference to Post-Effective Amendment No. 15.

                  (9)(B) Form of Multiple Class Plan is incorporated by reference to Post-Effective Amendment No. 28.

                  (9)(C) Form of Shareholder Services Plan is incorporated by reference to Post-Effective Amendment No. 28.

                  (10) Consent and Opinion of Counsel as to legality of shares is incorporated by reference to Pre-Effective Amendment No. 1.


                  (11)     Independent Auditors' Consent.


                  (12) Financial Statements omitted from Item 23 - Not applicable.

                  (13)     Letter  of   Understanding   re:  Initial  Shares  is
                           incorporated by reference to Pre-Effective Amendment No. 1.

                  (14) Model Retirement Plan Documents are incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement as filed with the Commission on March 4, 1991 ("Post-Effective Amendment No. 2").

                  (15) Form of Share Marketing Plan is incorporated by reference to Post-Effective Amendment No. 28.

                  (16)(A)  Performance    Computation   for   Montgomery   Short
                           Government Bond Fund is incorporated by reference to Post-Effective Amendment No. 13.

                  (16)(B)  Performance  Computation  for  Montgomery  Government
                           Reserve   Fund  is   incorporated   by  reference  to
                           Post-Effective Amendment No. 12.

                  (16)(C) Performance Computation for Montgomery California Tax-Free Intermediate Bond Fund is incorporated by reference to Post-Effective Amendment No. 17.

                  (16)(D)  Performance  Computation  for  the  other  series  of
                           Registrant   is    incorporated   by   reference   to
                           Post-Effective Amendment No. 2.


                  (27) Financial Data Schedule is incorporated by reference to Form N-SAR filed for the period ended June 30, 1996.

Item 25.  Persons Controlled by or Under Common Control with Registrant.

                  Montgomery Asset Management, L.P., a California limited partnership, is the manager of each series of the Registrant, of The Montgomery Funds II, a Delaware business trust, and of The Montgomery Funds III, a Delaware business trust. Montgomery Asset Management, Inc., a California corporation is the general partner of Montgomery Asset Management, L.P., and Montgomery Securities is its sole limited partner. The Registrant, The Montgomery Funds II and The Montgomery Funds III are deemed to be under the common control of each of those three entities.

Item 26.  Number of Holders of Securities

                                                       Number of Record Holders
  Title of Class                                       as of August 31, 1996
  --------------                                       ---------------------

  Shares of Beneficial
  Interest, $0.01 par value

  Montgomery Small Cap Fund (Class R)                          5,965

  Montgomery Growth Fund (Class R)                            47,716

  Montgomery Emerging Markets
    Fund (Class R)                                            44,312

  Montgomery International Small Cap Fund (Class R)            1,813

  Montgomery Global Opportunities Fund (Class R)               1,094

  Montgomery Global Communications Fund (Class R)             12,348

  Montgomery Equity Income Fund (Class R)                      1,036

  Montgomery Short Government Bond Fund (Class R)                712

  Montgomery California Tax-Free
    Intermediate Bond Fund (Class R)                             153

  Montgomery Government Reserve Fund (Class R)                 5,882

  Montgomery California Tax-Free
    Money Fund (Class R)                                         959

  Montgomery Micro Cap Fund (Class R)                         10,619

  Montgomery International Growth Fund (Class R)                 478

  Montgomery Advisors Emerging Markets Fund (Class R)             21

  Montgomery Select 50 Fund (Class R)                          5,252

  Montgomery Small Cap Opportunities Fund (Class R)           11,237

  Montgomery Federal Tax-Free Money Fund (Class R)               114

  Montgomery Technology Fund                                       0

  Montgomery Emerging Asia Fund                                    0

Item 27.  Indemnification

                  Article VII, Section 3 of the Agreement and Declaration of Trust empowers the Trustees of the Trust, to the full extent permitted by law, to purchase with Trust assets insurance for indemnification from liability and to pay for all expenses reasonably incurred or paid or expected to be paid by a Trustee or officer in connection with any claim, action, suit or proceeding in which he or she becomes involved by virtue of his or her capacity or former capacity with the Trust.

                  Article VI of the By-Laws of the Trust provides that the Trust shall indemnify any person who was or is a party or is threatened to be made a party to any proceeding by reason of the fact that such person is and other amounts or was an agent of the Trust, against expenses, judgments, fines, settlement and other amounts actually and reasonable incurred in connection with such proceeding if that person acted in good faith and reasonably believed his or her conduct to be in the best interests of the Trust. Indemnification will not be provided in certain circumstances, however, including instances of willful misfeasance, bad faith, gross negligence, and reckless disregard of the duties involved in the conduct of the particular office involved.

                  Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to the Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable in the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 28.  Business and Other Connections of Investment Adviser.

                  Montgomery Securities, which is a broker-dealer and the principal underwriter of The Montgomery Funds, is the sole limited partner of the investment manager, Montgomery Asset Management, L.P. ("MAM, L.P."). The general partner of MAM, L.P. is a corporation, Montgomery Asset Management, Inc. ("MAM, Inc."), certain of the officers and directors of which serve in similar capacities for MAM, L.P. One of these officers and directors, Mr. R. Stephen Doyle, also is a capital limited partner of Montgomery Securities, and Mr. Jack
G. Levin, Secretary of The Montgomery Funds, is a Managing Director of Montgomery Securities. R. Stephen Doyle is the Chairman and Chief Executive Officer of MAM, L.P.; Mark B. Geist is the President; John T. Story is the Managing Director of Mutual Funds and Executive Vice President; David E. Demarest is Chief Administrative Officer; Mary Jane Fross is Manager of Mutual Fund Administration and Finance; and Josephine Jimenez, Bryan L. Sudweeks, Stuart O. Roberts, John H. Brown, William C. Stevens, Roger Honour, Oscar Castro and John Boich are Managing Directors of MAM, L.P. Information about the individuals who function as officers of MAM, L.P. (namely, R. Stephen Doyle, Mark B. Geist, John T. Story, David E. Demarest, Mary Jane Fross and the eight Managing Directors) is set forth in Part B.

Item 29.  Principal Underwriter.

         (a) Montgomery Securities is the principal underwriter of The Montgomery Funds, The Montgomery Funds II and The Montgomery Funds III. Montgomery Securities acts as the principal underwriter, depositor and/or investment adviser and/or trustee for The Montgomery Funds, an investment company registered under the Investment Company Act of 1940, as amended, and for the following private investment partnerships or trusts:

                   Montgomery Bridge Fund Liquidating Trust
                   Montgomery Bridge Fund II, Liquidating Trust
                   Montgomery Bridge Investments Limited, Liquidating Trust Montgomery Private Investments Partnership, Liquidating Trust Pathfinder Montgomery Fund I, L.P., Liquidating Trust Montgomery Growth Partners, L.P.

                   Montgomery Small Cap Partners II, L.P.
                   Montgomery Small Cap Partners III, L.P.
                   Montgomery Capital Partners, L.P.
                   Montgomery Capital Partners II, L.P.
                   Montgomery Emerging Markets Fund Limited
                   Montgomery Emerging World Partners, L.P.


         (b) The following information is furnished with respect to the officers and general partners of Montgomery Securities:


Name and Principal                       Position and Offices                             Positions and Offices
Business Address*                        with Montgomery Securities                          with Registrant
-----------------                        --------------------------                          ---------------

Lewis W. Coleman                         Senior Managing Director                                  None

J. Richard Fredericks                    Senior Managing Director                                  None

Robert L. Kahan                          Senior Managing Director                                  None

Kent A. Logan                            Senior Managing Director                                  None

Jerome S. Markowitz                      Senior Managing Director                           Trustee Designate

Karl L. Matthies                         Senior Managing Director                                  None

J. Sanford Miller                        Senior Managing Director                                  None

Joseph M. Schell                         Senior Managing Director                                  None

John K. Skeen                            Senior Managing Director                                  None

Thomas W. Weisel                         Chairman and Chief Executive                              None
                                         Officer

Stephen T. Aiello                        Managing Director                                         None

John A. Berg                             Managing Director                                         None

Howard S. Berl                           Managing Director                                         None

Charles R. Brama                         Managing Director                                         None

Robert V. Cheadle                        Managing Director                                         None

Jeffrey B. Child                         Managing Director                                         None

M. Allen Chozen                          Managing Director                                         None

Frank J. Connelly                        Managing Director                                         None

David K. Crossen                         Managing Director                                         None

Glen C. Dailey                           Managing Director                                         None

Michael G. Dorey                         Managing Director                                         None

Dennis Dugan                             Managing Director                                         None

Frank M. Dunlevy                         Managing Director                                         None

William A. Falk                          Managing Director                                         None

Paul G. Fox                              Managing Director                                         None

Clark L. Gerhardt, Jr.                   Managing Director                                         None

Seth J. Gersch                           Managing Director                                         None

Robert G. Goddard                        Managing Director                                         None


                                       C-5



Name and Principal                       Position and Offices                             Positions and Offices
Business Address*                        with Montgomery Securities                          with Registrant
-----------------                        --------------------------                          ---------------

P. Joseph Grasso                         Managing Director                                         None

James C. Hale, III                       Managing Director                                         None

Wilson T. Hileman, Jr.                   Managing Director                                         None

Brett A. Hodess                          Managing Director                                         None

Ben Howe                                 Managing Director                                         None

Craig R. Johnson                         Managing Director                                         None

Joseph A. Jolson                         Managing Director                                         None

Scott C. Kovalik                         Managing Director                                         None

Kurt H. Kruger                           Managing Director                                         None

Guy A. Lampard                           Managing Director                                         None

David S. Lehmann                         Managing Director                                         None

Derek Lemke-von Ammon                    Managing Director                                         None

Jack G. Levin, Esq.                      Managing Director                                       Secretary

Merrill S. Lichtenfeld                   Managing Director                                         None

James F. McMahon                         Managing Director                                         None

Michael G. Mueller                       Managing Director                                         None

Bernard M. Notas                         Managing Director                                         None

Bruce G. Potter                          Managing Director                                         None

David B. Readerman                       Managing Director                                         None

Rand Rosenberg                           Managing Director                                         None

Alice S. Ruth                            Managing Director                                         None

Richard A. Smith                         Managing Director                                         None

Kathleen Smythe-de Urquieta              Managing Director                                         None

Peter B. Stoneberg                       Managing Director                                         None

Thomas Tashjian                          Managing Director                                         None

Thomas A. Thornhill, III                 Managing Director                                         None

John Tinker                              Managing Director                                         None

Otto V. Tschudi                          Managing Director                                         None

Stephan P. Vermut                        Managing Director                                         None

John W. Weiss                            Managing Director                                         None

George W. Yandell, III                   Managing Director                                         None

Ross Investments, Inc.                   General Partner                                           None

LWC Investments, Inc.                    General Partner                                           None

RLK Investments, Inc.                    General Partner                                           None

Logan Investments, Inc.                  General Partner                                           None


                                       C-6



Name and Principal                       Position and Offices                             Positions and Offices
Business Address*                        with Montgomery Securities                          with Registrant
-----------------                        --------------------------                          ---------------

SEWEL Investments, Inc.                  General Partner                                           None

MMJ Investments, Inc.                    General Partner                                           None

Skeen Investments, Inc.                  General Partner                                           None

* The principal business address of persons and entities listed is 600 Montgomery Street, San Francisco, California 94111.

         The above list does not include limited partners or special limited partners who are not Managing Directors of Montgomery Securities.

Item 30.  Location of Accounts and Records.

                  The accounts, books, or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 will be kept by the Registrant's Transfer Agent, DST Systems, Inc., 1004 Baltimore, Kansas City, Missouri 64105, except those records relating to portfolio transactions and the basic organizational and Trust documents of the Registrant (see Subsections (2)(iii), (4), (5), (6), (7), (9), (10) and (11) of Rule 31a-1(b)),
which will be kept by the Registrant at 101 California Street, San Francisco, California 94111.

Item 31.  Management Services.

                  There  are  no   management-related   service   contracts  not
discussed in Parts A and B.

Item 32.  Undertakings.

                  (a)      Not applicable.

                  (b) Registrant hereby undertakes to file a post-effective amendment including financial statements of Montgomery Technology Fund, Montgomery Growth & Income Fund, Montgomery Federal Tax-Free Money Fund or Montgomery Emerging Asia Fund, which need not be certified, within four to six months from the effective date of Registrant's 1933 Act registration statement as to those series.

                  (c) Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                  (d) Registrant has undertaken to comply with Section 16(a) of the Investment Company Act of 1940, as amended, which requires the prompt convening of a meeting of shareholders to elect trustees to fill existing vacancies in the Registrant's Board of Trustees in the event that less than a majority of the trustees have been elected to such position by shareholders. Registrant has also undertaken promptly to call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee or Trustees when requested in writing to do so by the record holders of not less than 10 percent of the Registrant's outstanding shares and to assist its shareholders in communicating with other shareholders in accordance with the requirements of
Section 16(c) of the Investment Company Act of 1940, as amended.

                                   SIGNATURES


                  Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Amendment pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and that the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of San Francisco and State of California on this 28th day of October, 1996.



                                              THE MONTGOMERY FUNDS



                                     By:      R. Stephen Doyle*
                                              --------------------------------
                                              Chairman and Principal Executive
                                              Officer



Pursuant to the requirements of the Securities Act of 1933, this Amendment to Registrant's Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.




R. Stephen Doyle*        Principal Executive             October 28, 1996
-----------------        Officer; Principal
R. Stephen Doyle         Financial and Accounting
                         Officer; and Trustee



Andrew Cox *             Trustee                         October 28, 1996
------------
Andrew Cox


Cecilia H. Herbert *     Trustee                         October 28, 1996
--------------------
Cecilia H. Herbert


John A. Farnsworth *     Trustee                         October 28, 1996
--------------------
John A. Farnsworth




* By:     ------------------------------------------------
          Julie Allecta, Attorney-in-Fact
          pursuant to Power of Attorney previously filed.